As filed with the Securities and Exchange Commission on March 28, 1997
                                                      Registration No. 2-88566
                                      Investment Company Act File No. 811-4255
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No.               |_|

                       Post-Effective Amendment No. 22             |X|

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940              |X|
                              Amendment No. 22                     |X|
                        (Check appropriate box or boxes)

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST1
               (Exact Name of Registrant as Specified in Charter)

           605 Third Avenue, 2nd Floor, New York, New York 10158-0006
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (212) 476-8800

                                Lawrence Zicklin
                  c/o Neuberger&Berman Management Incorporated
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0006
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Jeffrey S. Puretz, Esq.
                             Dechert Price & Rhoads
                               1500 K Street, N.W.
                             Washington, D.C. 20005

It is proposed that this filing will become effective (check appropriate box)

[  ]  Immediately upon filing pursuant to    [ X]   on April 25, 1997 pursuant
      paragraph (b)                                 to paragraph (b)

[  ]  60 days after filing pursuant to       [  ]   on _________ pursuant to
      paragraph (a)(1), or                          paragraph (a)(1)

[  ]  75 days after filing pursuant to       [  ]   on ___________ pursuant to
      paragraph (a)(2) or                           paragraph (a)(2) of Rule 485

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

* Registrant has elected to register an indefinite number of shares of all series under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant has filed the notice required by Rule 24f-2 with respect to its fiscal year ended December 31, 1996, on February 21, 1997.
1 Registrant is a "master/feeder fund." This Post-Effective Amendment No. 22 includes a signature page for the master fund, Advisers Managers Trust.

                              CROSS REFERENCE SHEET
                            (as required by Rule 495)

         The enclosed materials relate to the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio (collectively, the "Portfolios"), each of which is a separate series of Neuberger&Berman Advisers Management Trust (the "Registrant").


         I.       Joint Prospectus of Registrant

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Expense Information

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Programs;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable

         II.      Prospectus for Registrant's Balanced Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         III.     Prospectus for Registrant's Balanced Portfolio
(Qualified Plans)

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Expense Information

3.       Condensed Financial

         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares; Appendix B - How
                                                   to Buy Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters; Appendix B - How
                                                   to Sell Shares

9.       Pending Legal Proceedings...              Inapplicable


         IV.      Prospectus for Registrant's Government Income Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,

                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         V.       Prospectus for Registrant's Growth Portfolio

Form N-1A Part A Item                              Prospectus Caption

1.       Cover page..................              Cover Page

2.       Synopsis....................              Inapplicable

3.       Condensed Financial
         Information.................              Financial Highlights;
                                                   Performance Information

4.       General Description of
         Registrant..................              Investment Program;
                                                   Information Regarding
                                                   Organization,
                                                   Capitalization, and Other
                                                   Matters

5.       Management of the Fund......              Management and
                                                   Administration
5A.      Management's Discussion of
         Fund Performance............              To be provided in
                                                   Registrant's Annual
                                                   Reports to Shareholders

6.       Capital Stock and Other
         Securities..................              Cover Page; Information
                                                   Regarding Organization,
                                                   Capitalization and Other
                                                   Matters; Dividends, Other
                                                   Distributions & Tax
                                                   Status

7.       Purchase of Securities
         Being Offered...............              Share Prices and Net
                                                   Asset Value; Distribution
                                                   and Redemption of Trust
                                                   Shares

8.       Redemption or Repurchase....              Distribution and
                                                   Redemption of Trust
                                                   Shares; Information
                                                   Regarding Organization,
                                                   Capitalization, and Other
                                                   Matters

9.       Pending Legal Proceedings...              Inapplicable


         VI.      Prospectus for Registrant's International Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               Inapplicable

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         VII.     Prospectus for Registrant's Limited Maturity Bond
Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         VIII. Prospectus for Registrant's Liquid Asset Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters

5.       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable


         IX.      Prospectus for Registrant's Partners Portfolio

Form N-1A Part A Item                               Prospectus Caption

1.       Cover page..................               Cover Page

2.       Synopsis....................               Inapplicable

3.       Condensed Financial
         Information.................               Financial Highlights;
                                                    Performance Information

4.       General Description of
         Registrant..................               Investment Program;
                                                    Information Regarding
                                                    Organization,

                                                    Capitalization, and Other
                                                    Matters

 .       Management of the Fund......               Management and
                                                    Administration
5A.      Management's Discussion of
         Fund Performance............               To be provided in
                                                    Registrant's Annual
                                                    Reports to Shareholders

6.       Capital Stock and Other
         Securities..................               Cover Page; Information
                                                    Regarding Organization,
                                                    Capitalization and Other
                                                    Matters; Dividends, Other
                                                    Distributions & Tax
                                                    Status

7.       Purchase of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value; Distribution
                                                    and Redemption of Trust
                                                    Shares

8.       Redemption or Repurchase....               Distribution and
                                                    Redemption of Trust
                                                    Shares; Information
                                                    Regarding Organization,
                                                    Capitalization, and Other
                                                    Matters

9.       Pending Legal Proceedings...               Inapplicable

                                     Part B

         X.       Joint Statement of Additional Information

                                                    Statement of Additional
Form N-1A Part B Item                               Information Caption

10.      Cover Page..................               Cover Page

11.      Table of Contents..........                Table of Contents

12.      General Information and
         History.....................               Information Regarding
                                                    Organization,
                                                    Capitalization and Other
                                                    Matters (Part A);
                                                    Investment Information

13.      Investment Objectives and
         Policies....................               Investment Information

14.      Management of the Fund......               Trustees and Officers;
                                                    Investment Management,
                                                    Advisory and
                                                    Administration Services

15.      Control Persons and Principal
         Holders of Securities.......               Control Persons and
                                                    Principal Holders of
                                                    Securities

16.      Investment Advisory and other
         Services....................               Investment Management,
                                                    Advisory and
                                                    Administration Services;
                                                    Distribution
                                                    Arrangements; Reports to
                                                    Shareholders; Custodian;
                                                    Independent Auditors

17.      Brokerage Allocation........               Portfolio Transactions

18.      Capital Stock and other
         Securities..................               Information Regarding
                                                    Organization,
                                                    Capitalization, and Other
                                                    Matters (Part A)

19.      Purchase, Redemption and
         Pricing of Securities
         Being Offered...............               Share Prices and Net
                                                    Asset Value (in Part A);
                                                    Distribution Arrangements;
                                                    Additional Redemption
                                                    Information

20.      Tax Status..................               Dividends, Other
                                                    Distributions and Tax
                                                    Status (Part A);
                                                    Additional Tax
                                                    Information

21.      Underwriters................               Distribution Arrangements

22.      Calculation of Performance
         Data........................               Performance Information

23.      Financial Statements........               Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                Joint Prospectus
                                   May 1, 1997

    Neuberger&Berman

ADVISERS MANAGEMENT TRUST

----------------------------------------

         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios: Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Series invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. The investment performance of each Portfolio will directly correspond with the investment performance of its corresponding Series. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page
__.

         An investment in the Liquid Asset Portfolio, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government. Although the Liquid Asset Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so.

         Please read this Prospectus before investing in any of the Portfolios and keep it for future reference. It contains information about the Portfolios that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.

                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS                         PAGE


SUMMARY  ..............................................................  1
         The Portfolios and Series.....................................  1
         Risk Factors..................................................  2
         Management....................................................  3
         The Neuberger&Berman Investment Approach .....................  3

EXPENSE INFORMATION....................................................  5

FINANCIAL HIGHLIGHTS...................................................  7
         Selected Per Share Data and Ratios............................  7

INVESTMENT PROGRAMS.................................................... 21
         AMT Liquid Asset Investments.................................. 21
         AMT Limited Maturity Bond Investments......................... 21
         AMT Government Income Investments............................. 22
         AMT Growth Investments ....................................... 23
         AMT Partners Investments...................................... 23
         AMT Balanced Investments ..................................... 24
         AMT International Investments ................................ 25
         Short-Term Trading; Portfolio Turnover........................ 26
         Other Investments ............................................ 26
         Ratings of Debt Securities.................................... 26
         Borrowings ................................................... 28
         Duration ..................................................... 29

PERFORMANCE INFORMATION................................................ 30

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...................................... 32
         The Portfolios ............................................... 32
         The Series ................................................... 33

SHARE PRICES AND NET ASSET VALUE....................................... 34

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS.......................... 35
         Dividends and Other Distributions ............................ 35
         Tax Status ................................................... 35

SPECIAL CONSIDERATIONS................................................. 36

MANAGEMENT AND ADMINISTRATION.......................................... 37
         Trustees and Officers ........................................ 37
         Investment Manager, Administrator, Sub-Adviser and Distributor 37
         Expenses ..................................................... 40
         Expense Limitation............................................ 41
         Transfer and Dividend Paying Agent ........................... 41

DISTRIBUTION AND REDEMPTION OF TRUST SHARES............................ 41
         Distribution and Redemption of Trust Shares .................. 41
         Distribution Plan ............................................ 42

SERVICES .............................................................. 42

DESCRIPTION OF INVESTMENTS............................................. 43


USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION.................................... 52

APPENDIX A TO PROSPECTUS...............................................A-1

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about each Series, its investments and their risks, see "Investment Programs" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Portfolios and their corresponding Series appears below. You should also read the complete descriptions of each Portfolio and their corresponding Series' investment objectives and policies, which begin on page __, and related information. You may want to invest in a variety of Portfolios to fit your particular investment needs. Of course, there can be no assurance that a Portfolio will meet its investment objective.


Neuberger&Berman                              Investment                                    Principal Series
Advisers Management Trust                     Objective                                     Investments
BALANCED PORTFOLIO                            Long-term capital growth and                  Common stocks and
                                              reasonable current income                     short-to-intermediate term debt
                                              without undue risk to principal               securities, primarily investment
                                                                                            grade

GOVERNMENT INCOME                             High level of current income                  At least 65% in U.S.
   PORTFOLIO                                  and total return, consistent                  Government and Agency
                                              with safety of principal                      securities, with an emphasis on
                                                                                            U.S. Government
                                                                                            mortgage-backed securities; at
                                                                                            least 25% in mortgage-backed
                                                                                            and asset-backed securities

GROWTH PORTFOLIO                              Capital appreciation, without                 Equity securities of small,
                                              regard to income                              medium and large
                                                                                            capitalization companies

INTERNATIONAL                                 Long-term capital appreciation                Equity securities of issuers
   PORTFOLIO                                  by investing primarily in a                   organized and doing business
                                              diversified portfolio of equity               primarily outside the U.S.
                                              securities of foreign issuers



                                      - 1 -





                                              Highest current income                        Short to intermediate term debt
LIMITED MATURITY BOND                         consistent with low risk to                   securities, primarily investment
   PORTFOLIO                                  principal and liquidity; and                  grade
                                              secondarily, total return

LIQUID ASSET PORTFOLIO                        Highest current income                        High-quality money market
                                              consistent with safety and                    instruments of government and
                                              liquidity                                     non-government issuers

PARTNERS PORTFOLIO                            Capital growth                                Common stocks and other
                                                                                            equity securities of medium to
                                                                                            large capitalization established
                                                                                            companies
====================================================================================================================================

Risk Factors

    An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by certain Series, in foreign securities, options and futures contracts, zero coupon bonds, swap agreements, and debt securities rated below investment grade. For those Series investing in fixed income securities, the value of such securities is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.

   AMT Government Income Investments invests at least 25% of its total assets in mortgage-backed and asset-backed securities, may engage in lending portfolio securities and other investment techniques, and may borrow for leverage. The investment program of AMT Government Income Investments is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations. See "Borrowings" in this Prospectus.

   AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality
("comparable unrated securities"). AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.

   AMT International Investments seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the United States. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the assets among economically mature countries and emerging industrialized countries. The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. From time to time, the Series may invest a significant portion of its assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Most of the securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts and short selling, for hedging and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" and "Description of Investments" in this Prospectus.


Management

   N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for all Series. N&B Management also provides administrative services to the Series and the
Portfolios and acts as distributor of the shares of the Portfolios. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

   While each Series has its own investment objective, policies and limitations, AMT Balanced (equity portion), Growth, International, and Partners Investments are each managed using one of two basic investment approaches--value or growth.

   A value-oriented portfolio manager buys stocks that are selling for less than
their  perceived   market  value.   These  include  stocks  that  are  currently
under-researched or are temporarily out of favor on Wall Street.

   Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

   While a value approach concentrates on undervalued securities in relation to their fundamental economic value, a growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

   The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

   Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

   In general, AMT Balanced (equity portion) and Growth Investments place a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and these Series are therefore willing to invest in securities with prices that are somewhat higher multiples of earnings than securities purchased by the other Series. AMT Partners Investments places greater emphasis on a value-oriented investment approach.


   AMT International Investments uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-driven investment approach.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series only. See "Performance Information" in this Prospectus for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account. Information about expenses for the other Portfolios is contained in the Trust's financial statements and has been provided to the Life Companies for use in prospectuses that describe the Variable Contracts.


==================================================

Shareholder Transaction
Expenses
==================================================

         As shown by this table, the Portfolio imposes no transaction charges when you buy or sell Portfolio shares.

                                                           Balanced Portfolio


    Sales Charge Imposed on Purchases                             NONE
    Sales Charge Imposed On Reinvested Dividends                  NONE
    Deferred Sales Charges                                        NONE
    Redemption Fees                                               NONE
    Exchange Fees                                                 NONE

=======================================================

 Annual Portfolio Operating Expenses
   (as percentage of average daily net assets)
=======================================================


         The following tables show anticipated annual operating expenses for the Balanced Portfolio, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rata portion of the operating expenses of AMT Balanced Investments ("Total Operating Expenses"). Total Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses.

         The Balanced Portfolio pays N&B Management an administration fee based on the Portfolio's average daily net assets. AMT Balanced Investments pays N&B Management a management fee based on its average daily net assets; a pro rata portion of this fee is borne indirectly by the Balanced Portfolio. "Management and Administration Fees" in the following table are based on current administration fees for the Balanced Portfolio and current management fees for AMT Balanced Investments. For more information, see "Management and Administration" in this Prospectus and "Investment Management, Advisory and Administration Services" in the SAI.

         The Balanced Portfolio and AMT Balanced Investments incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are estimated amounts for the Balanced Portfolio and AMT Balanced Investments for the current fiscal year. All expenses are factored into the Portfolio's share prices and dividends and are not charged directly to Portfolio shareholders.

                                      Management and                  12b-1                      Other         Total Operating
                                    Administration  Fees              Fees                       Expenses      Expenses
====================================================================================================================================

Balanced Portfolio                         0.85%                      None                        0.24%         1.09%
====================================================================================================================================

         The trustees of the Trust believe that the aggregate per share expenses of the Balanced Portfolio and AMT Balanced Investments will be approximately equal to the expenses the Portfolio would incur if its assets were invested directly in the types of securities being held by AMT Balanced Investments. The trustees of the Trust also believe that investment in AMT Balanced Investments by investors in addition to the Balanced Portfolio may enable AMT Balanced Investments to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in AMT Balanced Investments, may differ from those of the Balanced Portfolio.

         As set forth under "Management and Administration-Expense Limitations" on page ___, N&B Management has voluntarily undertaken to limit the expenses of the Portfolios, including the Balanced Portfolio, by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, if necessary.

         To illustrate the effect of Total Operating Expenses, let's assume that the Balanced Portfolio's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

                             1 Year    3 Years    5 Years    10 Years
================================================================================

Balanced Portfolio            $11       $35         $60        $133
================================================================================

         The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The information in the preceding tables should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following tables for each Portfolio (except the International Portfolio) as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about each Series (except AMT International Investments) and the performance of each Portfolio (except the International Portfolio) at no cost in the Trust's annual reports to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual reports. Please call 800-877-9700 for free copies of the annual reports. Also, see "Performance Information" in this Prospectus. As of December 31, 1996, AMT International Investments and the International Portfolio had not yet commenced investment operations.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                         Year Ended December 31,
                                             1996(2)       1995(2)       1994         1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $17.52        $14.51        $15.62       $14.90
--------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                      .34           .32           .30          .34
  Net Gains or Losses on Securities
    (both realized and unrealized)           .75           3.06          (.80)        .61
                                            ------------------------------------------------------

    Total From Investment Operations         1.09          3.38          (.50)        .95
--------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)     (.41)         (.28)         (.23)        (.20)
  Distributions (from capital gains)         (2.28)        (.09)         (.38)        (.03)
                                            ------------------------------------------------------

    Total Distributions                      (2.69)        (.37)         (.61)        (.23)
--------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                 $15.92        $17.52        $14.51       $15.62

--------------------------------------------------------------------------------------------------

Total Return(9)                              + 6.89%       +23.76%       -3.36%       +6.45%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $173.2        $144.4        $179.3       $161.1
                                            ------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                      1.09%         .99%          .91%         .90%
                                            ------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            1.84%         1.99%         1.91%        1.96%
                                            ------------------------------------------------------

  Portfolio Turnover Rate(8)                 -             21%           55%          114%
                                            ------------------------------------------------------

                                      - 8 -

                                                                                          Period from
                                                                                      February 28, 1989(3)
                                                                                              to
                                                                                       December 31, 1989
                                             1992          1991             1990
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $14.16        $11.72           $11.64        $10.00
----------------------------------------------------------------------------------------------------------


Income From Investment Operations
  Net Investment Income                      .40           .47               .49             .30
  Net Gains or Losses on Securities
    (both realized and unrealized)           .72           2.16             (.27)(4)        1.34
                                            --------------------------------------------------------------

    Total From Investment Operations         1.12          2.63              .22            1.64
----------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)     (.19)         (.19)              (.07)            -
  Distributions (from capital gains)         (.19)           -                (.07)            -
                                            --------------------------------------------------------------

    Total Distributions                      (.38)         (.19)              (.14)            -
----------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                 $14.90        $14.16           $11.72        $11.64

----------------------------------------------------------------------------------------------------------

Total Return(9)                              +8.06%        +22.68%          +1.95%        +16.40%(5)
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $87.1         $28.3             $6.9         $0.6
                                            --------------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                      .95%          1.10%              1.35%        1.70%(6)
                                            --------------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            2.33%         3.00%              4.00%        3.28%(6)
                                            --------------------------------------------------------------

  Portfolio Turnover Rate(8)                 82%           69%                 77%         58%
                                            --------------------------------------------------------------


         NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)       Not annualized.
6)       Annualized.
7) Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in Note B of Notes to Financial Statements and in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990 through and including 1996.
8) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Balanced Investments from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 55% and 87%, respectively.

9) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Government Income Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                  Year Ended December 31,           Period from
                                                                                March 22, 1994(3) to
                                                  1996(2)        1995(2)         December 31, 1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $10.93         $10.15                $10.00
--------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                           .67           .70                    .37
  Net Gains or Losses on Securities (both realized
and unrealized)                                  (.54)          .46                   (.22)
                                                 -------------------------------------------------------------

      Total From Investment Operations            .13           1.16                   .15
                                                 -------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Less Distributions
 Dividends (from net investment income)           (.39)         (.38)                   -
 Distributions (from capital gains)               (.04)          -                      -
                                                 -------------------------------------------------------------
 Total Distributions                              (.43)         (.38)                   -
--------------------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                      $10.63        $10.93                 $10.15
--------------------------------------------------------------------------------------------------------------

Total Return (8)                                  +1.32%        +11.76%                +1.50%(4)
--------------------------------------------------------------------------------------------------------------

  Net Assets, End of Year (in millions)           $3.5          $2.2                   $1.0
                                                 -------------------------------------------------------------

  Ratio of Expenses to Average Net Assets(6)      1.02%         1.05%                  1.09%(5)
                                                 -------------------------------------------------------------

  Ratio of Net Investment Income to Average Net
Assets(6)                                         5.59%         5.71%                  4.78%(5)
                                                 -------------------------------------------------------------

  Portfolio Turnover Rate(7)                      -             2%                     3%
                                                 -------------------------------------------------------------

   NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6) After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.95% and 3.66%, respectively, for the year ended December 31, 1996, 4.21% and 2.55%, respectively, for the year ended December 31, 1995, and 2.57% and 3.30%, respectively, for the period ended December 31, 1994.
7) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Government Income Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 64% and 231%, respectively.


8) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested.

         Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                          Year Ended December 31,
                                        1996(2)    1995(2)        1994        1993      1992
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year      $25.86     $20.31         $24.28      $23.27    $21.47
-----------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                (.07)      .01            .07         .13       .21
   Net Gains or Losses on Securities
      (both realized and unrealized)    2.34       6.26           (1.11)      1.42      1.82
                                       --------------------------------------------------------------

   Total From Investment Operations     2.27       6.27           (1.04)      1.55      2.03
-----------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net
      investment income)                (.01)      (.05)          (.12)       (.17)     (.23)
   Distributions (from capital gains)   (2.34)     (.67)          (2.81)      (.37)       -
                                       --------------------------------------------------------------

      Total Distributions               (2.35)     (.72)          (2.93)      (.54)     (.23)
-----------------------------------------------------------------------------------------------------

Net Asset Value, End of Year            $25.78     $25.86         $20.31      $24.28    $23.27
-----------------------------------------------------------------------------------------------------

Total Return (4)                        +9.14%     +31.73%        -4.99%      +6.79%    +9.54%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year (in millions)$566.4     $537.8         $369.3      $366.5    $304.8
                                       --------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                .92%       .90%           .84%        .81%      .82%
                                       --------------------------------------------------------------

   Ratio of Net Investment  Income to
      Average Net Assets                (.30%)     .04%           .26%        .52%      .92%
                                       --------------------------------------------------------------

   Portfolio Turnover Rate(3)           -          9%             46%         92%       63%
                                       --------------------------------------------------------------


                                              1991              1990           1989             1988          1987
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $16.82            $20.28         $16.20           $12.86        $15.21
----------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                      .31               .43            .43               .32           .34
   Net Gains or Losses on Securities
      (both realized and unrealized)          4.64              (2.04)         4.24             3.02          (.96)
                                             -------------------------------------------------------------------------------------

   Total From Investment Operations           4.95              (1.61)         4.67             3.34          (.62)
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net                                                                                                         --
      investment income)                      (.30)             (.29)          (.27)             --           (.48)
   Distributions (from capital gains)           --              (1.56)         (.32)             --           (1.25)           --
                                             -------------------------------------------------------------------------------------

      Total Distributions                     (.30)             (1.85)         (.59)             --           (1.73)           --
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                  $21.47            $16.82         $20.28          $16.20        $12.86
----------------------------------------------------------------------------------------------------------------------------------

Total Return(4)                               +29.73%           -8.19%         +29.47%         +25.97%       -4.89%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year (in millions)      $228.9            $118.8         $92.8           $48.7         $33.8
                                             -------------------------------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                      .86%              .91%           .97%             .92%          .89%
                                             -------------------------------------------------------------------------------------

   Ratio of Net Investment  Income to
      Average Net Assets                      1.43%             2.12%          2.10%           2.12%         2.05%
                                             -------------------------------------------------------------------------------------

   Portfolio Turnover Rate(3)                 57%               76%            105%              95%           87%
                                             -------------------------------------------------------------------------------------




--------------------------------------------------------------------------------



NOTES:

1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Growth Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 35% and 57%, respectively.


 4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                Year Ended December 31,
                                     1996(2)             1995(2)        1994            1993              1992
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $14.71              $14.02         $14.66          $14.33            $14.32
---------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income              .92                 .82            .78             .84               1.03
  Net Gains or Losses on Securities
    (both realized and unrealized)   (.34)               .65            (.80)           .08               (.33)
                                    ---------------------------------------------------------------------------------------------

    Total From Investment Operations .58                 1.47           (.02)           .92               .70
---------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                         (1.24)              (.78)          (.55)           (.52)             (.66)
  Distributions (from capital gains)  ----                ----          (.07)           (.07)             (.03)
                                    ---------------------------------------------------------------------------------------------

     Total Distributions             (1.24)              (.78)          (.62)           (.59)             (.69)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year         $14.05              $14.71         $14.02          $14.66            $14.33
---------------------------------------------------------------------------------------------------------------------------------

Total Return(6)                      +4.31%              +10.94%        -.15%           +6.63%            +5.18%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year
(in millions)                        $256.9              $238.9         $344.8          $343.5            $187.0
                                    ---------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets               .78%                .71%           .66%            .64%              .64%
                                    ---------------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                       6.01%               5.99%          5.42%           5.19%             5.80%
                                    ---------------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)         ----                27%            90%             159%              114%
                                    ---------------------------------------------------------------------------------------------


                                     - 15 -


                                                  1991                  1990             1989            1988(3)        1987
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $13.62               $13.48           $13.01          $12.14         $13.62
------------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                             1.04                 1.15             1.12             .92           1.00
  Net Gains or Losses on Securities
    (both realized and unrealized)                   .43                 (.10)(4)          .20            (.05)         (.60)
                                    ------------------------------------------------------------------------------------------------

    Total From Investment Operations                1.47                 1.05             1.32             .87           .40
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                                        (.77)                (.91)            (.85)             -           (1.62)
  Distributions (from capital gains)                  --                   -                -               -            (.26)
                                    ------------------------------------------------------------------------------------------------

     Total Distributions                            (.77)                (.91)            (.85)             -           (1.88)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                      $14.32                $13.62          $13.48          $13.01         $12.14
------------------------------------------------------------------------------------------------------------------------------------

Total Return(6)                                   +11.34%                +8.32%         +10.77%          +7.17%         +2.89%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year
(in millions)                                    $ 83.0                 $46.0           $31.5           $25.4         $19.0
                                    ------------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets                               .68%                  .76%            .88%           1.01%          .99%
                                    ------------------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                      6.61%                 7.66%           8.11%           7.15%         7.36%
                                    ------------------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)                          77%                  124%            116%            197%           24%
                                    ------------------------------------------------------------------------------------------------


         NOTES:

1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) On May 2, 1988, the predecessor of the Portfolio changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Limited Maturity Bond Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 78% and 132%, respectively.


6) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all years shown.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Liquid Asset Portfolio
--------------------------------------------------------------------------------


         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.

                                                                             Year Ended December 31,
                                              1996(1)            1995(1)             1994                 1993             1992
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $1.0000             $ .9997             $1.0009              $1.0002          $1.0001
------------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                        .0443               .0493               .0328                .0233            .0320
  Net Gains or Losses on Securities           (.0001)(4)           .0003                 -                  .0014            .0002
                                         -------------------------------------------------------------------------------------------

    Total From Investment Operations           .0442               .0496               .0328                .0247            .0322
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                       (.0443)             (.0493)             (.0328)              (.0233)          (.0320)

  Distributions (from capital gains)              -                 -                 (.0012)              (.0007)          (.0001)
                                         -------------------------------------------------------------------------------------------

    Total Distributions                       (.0443)             (.0493)             (.0340)              (.0240)          (.0321)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                  $.9999             $1.0000              $.9997               $1.0009          $1.0002
------------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                              +4.52%              +5.04%              +3.46%                +2.43%           +3.25%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $13.5               $31.9                $5.3                 $6.8             $25.4
                                         -------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                      1.00%              1.01%                1.02%                 .88%              .72%
                                         -------------------------------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)                   4.44%              4.90%                3.28%                2.34%             3.19%
                                         -------------------------------------------------------------------------------------------



                                           1991             1990             1989             1988              1987
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year         $.9999           $.9998           $.9998           $1.0000           $1.0002
----------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                    .0547            .0730            .0826            .0648             .0550
  Net Gains or Losses on Securities        .0002            .0001                          -  (.0002)           .0001
                                          ----------------------------------------------------------------------------------------

    Total From Investment Operations       .0549            .0731            .0826            .0646             .0551
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                    (.0547)          (.0730)          (.0826)          (.0648)           (.0550)
  Distributions (from capital gains)                     -                -                -                 -  (.0003)
                                          ----------------------------------------------------------------------------------------

    Total Distributions                    (.0547)          (.0730)          (.0826)          (.0648)           (.0553)
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year               $1.0001          $.9999           $.9998           $.9998            $1.0000
----------------------------------------------------------------------------------------------------------------------------------

Total Return(3)                            +5.61%          +7.55%           +8.58%           +6.68%             +5.67%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)    $21.5            $21.5            $11.5            $9.3              $8.1
                                          ----------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                    .74%             .88%             1.00%            1.00%             1.00%
                                          ----------------------------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)                5.47%            7.30%            8.28%            6.52%             5.69%
                                          ----------------------------------------------------------------------------------------

         NOTES:
1) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
2) After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of expenses and net investment income to average daily net assets would have been 1.21% and 4.23%, respectively, for the year ended December 31, 1996, 1.25% and 4.66% in 1995, respectively, 1.03% and 3.27% in 1994, 1.03% and 8.25% in 1989,
         1.25% and 6.27% in 1988, and 1.52% and 5.17% in 1987,  respectively.
         There was no reduction of expenses for the years ended December 31, 1990 through and including 1993.
3) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate  and  shares  when  redeemed  may  be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all years shown.
4) The amounts shown at this caption for a share outstanding throughout the period may not accord with the change in aggregate gains and losses in securities for the period because of the timing of sales and repurchases of Portfolio shares.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Partners Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                                            Period from
                                                   Year Ended December 31,              March 22, 1994(3) to
                                                 1996(2)             1995(2)             December 31, 1994
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year               $13.23              $9.77                      $10.00
--------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                          .10                 .11                        .03
  Net Gains or Losses on Securities (both realized
    and unrealized)                              3.69                3.43                       (.26)
                                                --------------------------------------------------------------------------------

    Total From Investment Operations             3.79                3.54                       (.23)

--------------------------------------------------------------------------------------------------------------------------------

  Less Distributions
    Dividends (from net investment income)       (.04)               (.01)                      --
    Distributions (from capital gains)           (.50)               (.07)                      --
                                                --------------------------------------------------------------------------------

     Total Distributions                         (.54)               (.08)                      --
--------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                     $16.48              $13.23                     $9.77
--------------------------------------------------------------------------------------------------------------------------------

Total Return(7)                                  +29.57%             +36.47%                    -2.30%(4)
--------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)          $705.4              $207.5                     $9.4
                                                --------------------------------------------------------------------------------

  Ratio of Expenses to Average Net Assets        .95%                1.09%                      1.75%(5)
                                                --------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                   .60%                .97%                       .45%(5)
                                                --------------------------------------------------------------------------------

  Portfolio Turnover Rate(6)                     -                   76%                        90%
                                                --------------------------------------------------------------------------------


Partners Portfolio

NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Partners Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 98%, and 118%, respectively.


7) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

INVESTMENT PROGRAMS

         The investment policies and limitations of each Portfolio and its corresponding Series are identical. Each Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which each Series invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Portfolios and the Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolios will achieve their objectives. Each Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning the Series' investment programs are described in the SAI.

AMT Liquid Asset Investments

         The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.

         AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

AMT Limited Maturity Bond Investments

         The investment objective of AMT Limited Maturity Bond Investments and its corresponding Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


        AMT Limited Maturity Bond Investments invests in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating

Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.

         AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated no lower than B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.


AMT Government Income Investments

         The investment objective of AMT Government Income Investments and its corresponding Portfolio is to provide a high level of current income and total return, consistent with safety of principal. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.


         AMT Government Income Investments invests in a diversified portfolio of debt securities and seeks to increase income and preserve or enhance total return by actively managing weighted average portfolio duration in light of market conditions and trends. The Series may invest in fixed, variable or inflation-indexed debt securities.


         AMT Government Income Investments invests at least 65% of its total assets in U.S. Government and Agency securities, with an emphasis on U.S. Government mortgage-backed securities. In addition, the Series invests at least 25% of its total assets in mortgage-backed securities (including U.S. Government mortgage-backed securities) and asset-backed securities. The Series may also invest in investment grade debt securities, including foreign investments and securities issued by financial institutions and corporations, and may purchase and sell covered call and put options, interest-rate, futures contracts, and options on those futures contracts. Although there are no restrictions on the duration composition of its portfolio of securities, the Series anticipates that it normally will invest in intermediate-term and longer-term securities, but will remain flexible to respond to market conditions and interest rate trends. The Series may engage in lending portfolio securities, short-term trading, and repurchase agreements, and may use leverage. The investment program of the Series is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

AMT Growth Investments

         The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Growth Investments generally invests in securities of small-, medium-, and large- capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.

         Small-capitalization company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-capitalization company stocks pay low or no dividends, and the Series seeks long-term appreciation, rather than income. Small-capitalization company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-capitalization company securities are also less researched and often overlooked and undervalued in the market.

AMT Partners Investments

         The  investment   objective  of  AMT  Partners   Investments   and  its
corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental.


         AMT Partners Investments invests principally in common stocks of medium to large capitalization established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

         N&B Management considers additional factors when selecting securities for the Series, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.


         Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

AMT Balanced Investments

         The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in investment grade debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.


         N&B Management has analyzed the total return performance and volatility over the last 37 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 87.3% of the performance of the S&P "500," with only 63.3% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 90.7% and 83.6%, respectively, of the performance of the S&P "500," with only 72.8% and 54.6% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.

         In the common stock portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments, by investing in a combination of common stocks that N&B Management believes have the maximum potential for long-term capital appreciation. This portion of the Series does not seek to invest in securities that pay dividends or interest, and any such income is incidental. In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments, by investing in a diversified portfolio of limited duration debt securities. While AMT Balanced Investments invests primarily in investment grade debt securities, it may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Balanced Investments will invest in debt securities rated no lower than B by Moody's or S&P or comparable unrated securities. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

AMT International Investments

         The investment objective of AMT International Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. This investment objective is non-fundamental. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities.


         The Series will invest primarily in equity securities of medium-to-large capitalization companies, traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The Series normally invests in issuers in at least three foreign countries. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Series' assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Series' total assets normally will be invested in equity securities of foreign issuers. The Series may invest more heavily in certain countries than in others. From time to time, the Series may invest a significant part of its assets in Japan. See "Description of Investments" in this Prospectus.


         The Series may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers, and may purchase foreign corporate and government debt securities.

         Because the Portfolio, through its corresponding Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries.

         The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well-regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Series are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), and short selling, for hedging purposes and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks.

         For more details about investments of the Series, see "Description of Investments" in this Prospectus.

Short-Term Trading; Portfolio Turnover

         AMT Government Income Investments may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. This investment policy may be considered speculative. Although none of the other Series purchases securities with the intention of profiting from short-term trading, each Series may sell portfolio securities when the investment adviser believes that such action is advisable.


         The portfolio turnover rates for the Portfolios and the Series, and for the predecessors of the various Portfolios for the period prior to May 1, 1995, (except for the Liquid Asset Portfolio and the International Portfolio) for 1996 and earlier years are set forth under the "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.


         It is anticipated that the annual portfolio turnover rate of AMT Government Income Investments, and AMT Partners Investments generally will exceed 100%. It is anticipated that the annual portfolio turnover rate of AMT Growth Investments and AMT Limited Maturity Bond Investments in some fiscal years may exceed 100%.

         Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, all Series (except AMT International Investments) may each invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, AMT Balanced (fixed income portion only), Government Income and Limited Maturity Bond Investments, may adopt shorter weighted average duration than normal, and AMT Liquid Asset Investments may adopt shorter weighted average maturity than normal.

         For temporary defensive purposes, AMT International Investments may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities and repurchase agreements. The Series may also invest in such instruments to ensure adequate liquidity or to provide collateral to be held in segregated accounts.

         To the extent that a Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES (ALL SERIES). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.

INVESTMENT GRADE DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by any Series (other than AMT Liquid Asset Investments) deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the Investment Company Act of 1940, will consider disposing of its securities.


LOWER-RATED SECURITIES (AMT INTERNATIONAL, BALANCED, LIMITED MATURITY BOND AND PARTNERS INVESTMENTS). Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT International Investments may invest up to 5% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         The value of the fixed income securities in which a Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of a Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolios' and Series' annual reports.

         The following table shows the ratings of debt securities held by AMT Limited Maturity Bond Investments during the year ended December 31, 1996. The percentages in each category represent the average of dollar-weighted month-end holdings during this period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Series did not invest in any unrated corporate securities.


                                                         Moody's                                S&P
                                                 (as a % of investments)              (as a % of investments)
Investment Grade                              Rating                 Average       Rating                Average
Treasury/Agency**                             TSY/AGY                 21.43%       TSY/AGY               21.43%
Highest quality                                 Aaa                   23.74%         AAA                 23.74%
High quality                                     Aa                    2.75%          AA                  0.25%
Upper-Medium grade                               A                    24.81%          A                  25.22%
Medium grade                                    Baa                   14.08%         BBB                 20.26%

Lower Quality***
Moderately speculative                           Ba                   11.31%          BB                  6.90%
Speculative                                      B                     1.88%          B                   2.20%
Highly Speculative                              Caa                    --            CCC                  --
Poor Quality                                     Ca                    --             CC                  --
Lowest quality, no interest                      C                     --             C                   --
In default, in arrears                          --                     --             D                   --
Total                                                                 100%                               100%



* As of May 1, 1996, the Series was authorized to invest up to 10% of its net assets in debt securities that are below investment grade.

**       U.S. Government and Agency Securities are not rated by Moody's or S&P.

***      Includes securities rated investment grade by other NRSROs.


Borrowings

ALL SERIES (EXCEPT AMT GOVERNMENT INCOME AND INTERNATIONAL INVESTMENTS).
Each of the Series has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). None of these Series expects to borrow money. As a non-fundamental policy, none of these Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.

AMT GOVERNMENT INCOME INVESTMENTS. AMT Government Income Investments, as a fundamental policy, may borrow money from banks for any purpose, including to meet redemptions and increase the amount available for investment, and enter into reverse repurchase agreements (including dollar rolls) for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). Leveraging (borrowing) to increase amounts available for investment may exaggerate the effect on net asset value of any increase or decrease in the market value of the securities of the Series. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income and appreciation of the securities purchased.

AMT INTERNATIONAL INVESTMENTS. AMT International Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings).

         The Series may borrow money from banks to facilitate transactions entered into by the Series for hedging purposes, which is a form of leverage. This leverage may exaggerate changes in the net asset value of the Portfolio's shares and the gains and losses on the Series' investments. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Series will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Series may pledge assets in connection with permitted borrowings.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intend to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.


Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond and AMT Government Income Investments, and for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen a Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

 LIQUID ASSET PORTFOLIO. From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.

 OTHER PORTFOLIOS. Performance information for each of the other Portfolios may be presented from time to time in advertisements and sales literature. A Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. A Portfolio's total return is quoted for the one-year period and, where applicable, the five-year period and ten-year period through the most recent calendar quarter (or for the life of the Portfolio, if less than ten years) and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolios is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding each Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of one or more Portfolios to various indices. Advertisements may also contain the performance rankings assigned certain Portfolios or their advisers by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolios are managed investment vehicles investing, through their corresponding Series, in a wide variety of securities, the securities owned by such Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

PERFORMANCE OF FUNDS COMPARABLE TO THE INTERNATIONAL PORTFOLIO AND AMT INTERNATIONAL INVESTMENTS. AMT International Investments and its corresponding Portfolio have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman International Fund (and its corresponding master series). The following table shows the average annual total returns of Neuberger&Berman International Fund for the 1-year period and since inception for the period ended December 31, 1996. The table also shows a comparison with the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE(R) Index"), an unmanaged index of non-U.S. equity market performance, which is pertinent to the Neuberger&Berman International Fund.


                                      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                                               ENDED DECEMBER 31, 1996

                                         1 Year         Since Inception
Neuberger&Berman International Fund      +23.69%          +11.68% (6/15/94)
EAFE Index                                +6.36%           +6.69%



         Prior to the inception of Neuberger&Berman International Fund, the manager of its corresponding master series, Felix Rovelli, was the manager of two other mutual funds (collectively, the "Other Funds"), each registered open-end management investment companies which had an investment objective, policies, limitations and strategies substantially similar to those of AMT International Investments and the International Portfolio (the "AMT International Funds"). Mr. Rovelli has advised the Trust that he used the same analytical methods when identifying potential investments for the Other Funds as he uses for AMT International Investments, that he was primarily responsible for the day-to-day management of the Other Funds, and that no other person played a significant role in managing the Other Funds. The composite average annual total return for the Other Funds, and the performance of the EAFE Index, for a period that approximates Mr. Rovelli's tenure as portfolio manager of one or both of the Other Funds, was as follows:

                                 AUGUST 1, 1990
                                TO APRIL 30, 1994

Other Funds                          6.42%
EAFE Index                           5.20%



         The figures for the comparable mutual funds depicted above reflect each such fund's expense ratios, and do not reflect any sales charges imposed in connection with investment in those funds or, in the case of one of the Other Funds, any expenses or charges that apply to insurance company variable annuity or variable life insurance contracts for which such Other Fund served as the underlying investment vehicle. Although the objectives, polices, limitations and strategies of the AMT International Funds are substantially similar to Neuberger&Berman International Fund and its corresponding master series and the Other Funds, the AMT International Funds are distinct mutual funds from the mutual funds they are compared to and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than such mutual funds. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT International Funds.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         Each Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for each Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of a Series, the market value of the securities the Series holds plus cash and other assets; in the case of a Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). Each Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         Each Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable AMT Liquid Asset Investments to try to maintain a stable NAV of $1.00 per share. AMT Liquid Asset Investments values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.

         AMT Balanced (debt securities portion), Government Income and Limited Maturity Bond Investments generally value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.

         AMT Balanced (equity portion), Growth and Partners Investments value their equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


          Equity securities held by AMT International Investments are valued at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or if there are no sales, at the last available bid price. Debt obligations held by AMT International Investments are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. AMT International Investments values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. AMT International Investments' portfolio securities are listed primarily on foreign exchanges which may trade on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to the Portfolio.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         Each Portfolio, except the Liquid Asset Portfolio, annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

         The Portfolios offer their shares solely to separate accounts of the Life Companies, except for the Balanced Portfolio which also offers its shares to Qualified Plans. All dividends and other distributions are distributed to the separate accounts (and, with respect to the Balanced Portfolio, also to the Qualified Plans) and will be automatically invested in Trust shares. Dividends and other distributions made by a Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion. Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         Each Series will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of a Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management serves as the investment manager of each Series, as administrator of each Portfolio, and as distributor of the shares of each Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately

$44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

         The following members of the Fixed Income Group, along with Mr. Giuliano, are primarily responsible for the day-to-day management of the listed
Series:

         AMT Liquid Asset Investments -- Josephine P. Mahaney. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since 1994, has been primarily responsible for AMT Liquid Asset Investments since January 1993.

         AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) -- Thomas G. Wolfe. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments and AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's Rating Group.

         AMT Government Income Investments -- William H. Cunningham. Mr. Cunningham has been primarily responsible for AMT Government Income Investments since October 1995. Mr. Cunningham has been a member of the Fixed Income Group since March 1993, a Senior Portfolio Manager in the Fixed Income Group since June 1995, and a Vice President of N&B Management since October 1995. From August 1989 to February 1993 he was a manager in the Corporate Finance, Merger and Acquisitions and Capital Markets Groups for a major corporation.

         The following is a list of the equity Series of Managers Trust, together with information about individuals who are primarily responsible for the day-to-day management of these Series:


         AMT Growth Investments and AMT Balanced Investments (equity portion) -- Mark R. Goldstein and Susan Switzer. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had primary responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since March 1993. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March 1995, and a portfolio manager for Neuberger&Berman since January 1995. She has had primary responsibility for AMT Growth Investments and AMT Balanced Investments (equity portion) since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.


         AMT Partners Investments -- Michael M. Kassen and Robert I. Gendelman. Mr. Kassen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. He was a portfolio manager of several large mutual funds managed by another prominent investment adviser from 1981 to 1988 and was general partner of two private investment partnerships from 1988 to 1990. He has had primary responsibility for AMT Partners Investments since March 1994. Mr. Gendelman is principal of

Neuberger&Berman and has been an Assistant Vice President of N&B Management since 1994. He has had primary responsibility for AMT Partners Investments since October 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

     AMT International Investments -- Felix Rovelli. Mr. Rovelli is primarily responsible for the day-to-day management of the portfolio securities of the Series. Mr. Rovelli has been a Vice President at N&B Management since November 1995. Mr. Rovelli has had primary responsibility for AMT International Investments since June 1994. Previously, he was a Senior Vice President-Senior Equity Portfolio Manager of BNP-N&B Global Asset Management, L.P., from May 1994 to October 1995, and a first Vice President and portfolio manager of another mutual fund that invested in international equity securities, from April 1990 to April 1994.

         N&B Management serves as distributor in connection with the offering of each Portfolio's shares. In connection with the sale of each Portfolio's shares, each Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. Neuberger&Berman acts as the principal broker for all Series, except AMT International Investments, to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that a Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES. N&B Management provides investment management services to each Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to each Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                        Management                Administration
                                        (Series)                    (Portfolio)


GROWTH; PARTNERS;              0.55% of first $250 million             0.30%
  BALANCED                     0.525% of next $250 million
                               0.50%  of  next  $250  million
                               0.475%  of next  $250  million
                               0.45%  of  next  $500  million
                               0.425% of over $1.5 billion


GOVERNMENT INCOME              0.35% of first $500 million             0.40%
                               0.325% of next $500 million
                               0.30% of next $500 million
                               0.275% of next $500 million
                               0.25% of over $2 billion


LIMITED MATURITY BOND;         0.25% of first $500 million             0.40%
  LIQUID ASSET                 0.225% of next $500 million
                               0.20% of next $500 million
                               0.175% of next $500 million
                               0.15% of over $2 billion


INTERNATIONAL                  0.85% of first $250 million             0.30%
                               0.825% of next $250 million
                               0.80% of next $250 million
                               0.775% of next $250 million
                               0.75% of next $500 million
                               0.725% of over $1.5 billion

================================================================================

   Each Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. Each Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolios and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolios, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series are allocated on the basis of the net assets of the respective Series.

Expense Limitation

ALL PORTFOLIOS AND THEIR CORRESPONDING SERIES (EXCEPT INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES). N&B Management has voluntarily undertaken to limit the Portfolios' expenses by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, excluding the compensation of N&B Management (with respect to all Portfolios but the Liquid Asset Portfolio and the Government Income Portfolio), taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the appropriate Portfolio.

INTERNATIONAL PORTFOLIO AND ITS CORRESPONDING SERIES. N&B Management has voluntarily undertaken until May 1, 1998 to limit the Portfolio's expenses by reimbursing the Portfolio for Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, including compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.70% per annum of the Portfolio's average daily net asset value ("Portfolio Expense Limitation"). The Portfolio has in turn agreed to repay through December 31, 1999, expenses borne by N&B Management pursuant to the previous sentence, so long as the Portfolio Expense Limitation is not exceeded.

   The effect of any expense limitation by N&B Management is to reduce operating expenses of a Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolios and in so doing performs certain bookkeeping, data processing and administrative services. Qualified Plan participants investing in the Balanced Portfolio should send all correspondence to State Street, care of Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. All other correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

   Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Balanced Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

   The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

   Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

   The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

   The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

   Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

   N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

     In addition to the securities referred to in "Investment Programs" herein, some or all of the Series, as indicated below, may make the following investments, among others, individually or in combination, although a Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolios are to qualify as regulated investment companies for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of any Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES (ALL SERIES). U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES (ALL SERIES). Each Series may invest up to 15% (10% with respect to AMT Liquid Asset Investments) of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES (AMT LIMITED MATURITY BOND, GOVERNMENT INCOME AND BALANCED INVESTMENTS). These Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds. The U.S. Treasury and other issuers have only recently begun issuing inflation-indexed bonds. As such, there is little trading history of these securities, and there can be no assurance that a liquid trading market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Series may be forced to liquidate positions when it would not be advantageous to do so.

FOREIGN SECURITIES (ALL SERIES). All Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. All Series, except AMT Liquid Asset Investments, may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, AMT Growth, Limited Maturity Bond, Balanced, Partners, International and Government Income Investments may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

     AMT Balanced, Growth, and Partners Investments may each only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

     All Series, except AMT Liquid Asset Investments, may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


     Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

     In addition, investing in securities of foreign companies and governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, a Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.



JAPANESE INVESTMENTS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). While each of these Series may invest in foreign securities, subject to the restrictions above, AMT International Investments may invest a substantial portion of its assets in securities of Japanese issuers. The performance of AMT International Investments may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers, except that AMT International Investments is subject to a 5% limitation on investment in foreign corporate and government debt securities. AMT International Investments may invest in debt securities of any rating, including those rated below investment grade and unrated securities.



FOREIGN CURRENCY TRANSACTIONS (ALL SERIES EXCEPT AMT LIQUID ASSET
INVESTMENTS). Each of these Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. A Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. A Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by a Series if the value of the hedged currency increased.

     AMT International Investments may also enter into forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. The Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Cross- hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.


     If a Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect a Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). Each of these Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The 10% limitation does not apply to AMT International Investments. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

     AMT Limited Maturity Bond, Government Income, and Balanced Investments also may try to manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts.

     AMT Limited Maturity Bond, Government Income, and Balanced Investments also may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. Each of these Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. A Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

     AMT International Investments may enter into futures contracts on debt securities, interest rates, and securities indices, and may purchase and sell options on such contracts on both the U.S. and foreign exchanges for hedging and non-hedging purposes.

     AMT International Investments may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to cross-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities. (See "Illiquid Securities," above.)

     To realize greater income than would be realized on portfolio securities transactions alone, AMT International Investments may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

     The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. AMT International Investments pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.


     The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by a Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of a Series' securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and
(5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When a Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES (ALL SERIES EXCEPT AMT LIQUID ASSET INVESTMENTS). In a when-issued or forward commitment transaction, a Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, a Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


INDEXED SECURITIES (AMT INTERNATIONAL, LIMITED MATURITY BOND, GOVERNMENT INCOME AND BALANCED INVESTMENTS). Each of these Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL SERIES). Each Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, a Series buys a security from a Federal Reserve member bank (or with respect to AMT International Investments, from a foreign bank or U.S. branch or agency of a foreign bank), or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). Each Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS (ALL SERIES) AND DOLLAR ROLLS (AMT LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). In a reverse repurchase agreement, a Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, a Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in a Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

CONVERTIBLE SECURITIES (AMT INTERNATIONAL, PARTNERS, GROWTH, AND BALANCED INVESTMENTS). Each of these Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.


MORTGAGE-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


ASSET-BACKED SECURITIES (AMT LIQUID ASSET, LIMITED MATURITY BOND, GOVERNMENT INCOME, AND BALANCED INVESTMENTS). Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

     AMT Limited Maturity Bond and Balanced Investments may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

OTHER INVESTMENT COMPANIES (AMT International Investments). AMT International Investments may invest up to 10% of its total assets, measured at the time of investment, in the shares of other investment companies. Such investment may be the most practical or only manner in which the Series can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Series is ready to make an investment. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Series does not intend to invest in such funds unless, in the judgment of the investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

OTHER INVESTMENTS (AMT PARTNERS, GROWTH AND BALANCED INVESTMENTS). Although each of these Series ordinarily invests primarily in common stocks, except AMT Balanced Investments

(debt securities portion), when market conditions warrant each may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Series' fixed income investments is likely to rise.

SHORT SELLING (ALL SERIES EXCEPT LIQUID ASSET INVESTMENTS). Each Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, a Series will borrow a security from a brokerage firm to make delivery to the buyer. A Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

     A Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. A Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

     All Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

SWAP AGREEMENTS (AMT GOVERNMENT INCOME INVESTMENTS). To help enhance the value of its portfolio or manage its exposure to different types of investments, the Series may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."

     In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

     In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest-rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

     Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Series' performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as well as the Series' ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are generally considered "derivatives."

VARIABLE AND FLOATING RATE SECURITIES (AMT BALANCED, GOVERNMENT INCOME, LIMITED MATURITY BOND AND LIQUID ASSET INVESTMENTS). Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits a Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, AMT Liquid Asset Investments calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

ZERO COUPON SECURITIES (ALL SERIES). Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, a Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

MUNICIPAL OBLIGATIONS (AMT LIMITED MATURITY BOND AND BALANCED INVESTMENTS). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL SERIES). Each Series may invest in restricted securities and Rule 144A securities. AMT International Investments may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities. AMT Liquid Asset Investments may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities that are illiquid. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

     Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in this Prospectus or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS


                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES


                                   1960 - 1996


FIXED ASSET ALLOCATION                   COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES         S&P "500" ALLOCATION
--------------------------------------------------------------------------------


100/0 (100% S&P "500")
   Return                              11.09%        100.0%
   Volatility                          15.6%         100.0%
70/30
   Return                              10.06%        90.68%
   Volatility                          11.3%         72.8%
60/40
   Return                              9.68%         87.25%
   Volatility                          9.9%          63.3%
50/50
   Return                              9.27%         83.56%
   Volatility                          8.5%          54.6%
0/100
   Return                              6.95%         62.63%
   Volatility                          4.1%          26.6%

                               BALANCED PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Balanced  Portfolio

----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE BALANCED PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Balanced Investments, the Balanced Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Balanced Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Balanced Portfolio. The investment performance of the Balanced Portfolio will directly correspond with the investment performance of AMT Balanced Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Balanced Portfolio and keep it for future reference. It contains information about the Balanced Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE

SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  1
         The Neuberger&Berman Investment Approach ..........................  2

FINANCIAL HIGHLIGHTS........................................................  3
         Selected Per Share Data and Ratios.................................  3

INVESTMENT PROGRAM..........................................................  7
         AMT Balanced Investments ..........................................  7
         Short-Term Trading; Portfolio Turnover.............................  9
         Other Investments .................................................  9
         Ratings of Debt Securities.........................................  9
         Borrowings ........................................................ 10
         Duration .......................................................... 11

PERFORMANCE INFORMATION..................................................... 11

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS........................................... 12
         The Portfolios .................................................... 12
         The Series ........................................................ 13

SHARE PRICES AND NET ASSET VALUE............................................ 14

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 15
         Dividends and Other Distributions ................................. 15
         Tax Status ........................................................ 15

SPECIAL CONSIDERATIONS...................................................... 15

MANAGEMENT AND ADMINISTRATION............................................... 16
         Trustees and Officers ............................................. 16
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 17
         Expenses .......................................................... 18
         Expense Limitation................................................. 19
         Transfer and Dividend Paying Agent ................................ 19

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 20
         Distribution and Redemption of Trust Shares ....................... 20
         Distribution Plan ................................................. 20

SERVICES ................................................................... 21

DESCRIPTION OF INVESTMENTS.................................................. 21

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 28

APPENDIX A TO PROSPECTUS...................................................  A-1

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Balanced Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Balanced Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman       Investment                    Principal Series
Advisers Management    Objective                     Investments
Trust

BALANCED PORTFOLIO     Long-term capital growth      Common stocks and
                       and reasonable current        short-to-intermediate term
                       income without undue risk     debt securities, primarily
                       to principal                  investment grade
================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Balanced Investments, in foreign securities, options and futures contracts, zero coupon bonds, and debt securities rated below investment grade. AMT Balanced Investments may invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


         AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or, if unrated, deemed by N&B
Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.


Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Balanced Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Balanced Investments (equity portion) is managed using a growth-oriented investment approach. This approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

         The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."


         In general, AMT Balanced Investments (equity portion) places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and the Series is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings than securities purchased by the other Series.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Balanced Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Balanced Investments and the performance of the Balanced Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free a copy of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)


                                                         Year Ended December 31,
                                             1996(2)       1995(2)       1994         1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $17.52        $14.51        $15.62       $14.90
--------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                      .34           .32           .30          .34
  Net Gains or Losses on Securities
    (both realized and unrealized)           .75           3.06          (.80)        .61
                                            ------------------------------------------------------

    Total From Investment Operations         1.09          3.38          (.50)        .95
--------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)     (.41)         (.28)         (.23)        (.20)
  Distributions (from capital gains)         (2.28)        (.09)         (.38)        (.03)
                                            ------------------------------------------------------

    Total Distributions                      (2.69)        (.37)         (.61)        (.23)
--------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                 $15.92        $17.52        $14.51       $15.62

--------------------------------------------------------------------------------------------------

Total Return(9)                              + 6.89%       +23.76%       -3.36%       +6.45%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $173.2        $144.4        $179.3       $161.1
                                            ------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                      1.09%         .99%          .91%         .90%
                                            ------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            1.84%         1.99%         1.91%        1.96%
                                            ------------------------------------------------------

  Portfolio Turnover Rate(8)                 -             21%           55%          114%
                                            ------------------------------------------------------

                                      - 4 -

                                                                                          Period from
                                                                                      February 28, 1989(3)
                                                                                              to
                                                                                       December 31, 1989
                                             1992          1991             1990
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $14.16        $11.72           $11.64        $10.00
----------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                      .40           .47               .49             .30
  Net Gains or Losses on Securities
    (both realized and unrealized)           .72           2.16             (.27)(4)        1.34
                                            --------------------------------------------------------------

    Total From Investment Operations         1.12          2.63              .22            1.64
----------------------------------------------------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)     (.19)         (.19)              (.07)            -
  Distributions (from capital gains)         (.19)           -                (.07)            -
                                            --------------------------------------------------------------

    Total Distributions                      (.38)         (.19)              (.14)            -
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $14.90        $14.16           $11.72        $11.64

----------------------------------------------------------------------------------------------------------

Total Return(9)                              +8.06%        +22.68%          +1.95%        +16.40%(5)
----------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $87.1         $28.3             $6.9         $0.6
                                            --------------------------------------------------------------
  Ratio of Expenses to
  Average Net Assets(7)                      .95%          1.10%              1.35%        1.70%(6)
                                            --------------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            2.33%         3.00%              4.00%        3.28%(6)
                                            --------------------------------------------------------------

  Portfolio Turnover Rate(8)                 82%           69%                 77%         58%
                                            --------------------------------------------------------------

         NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)       Not annualized.
6)       Annualized.
7) Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in Note B of Notes to Financial Statements and in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990 through and including 1996.

8) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Balanced Investments from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 55% and 87%, respectively.

9) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges.

INVESTMENT PROGRAM

         The investment policies and limitations of the Balanced Portfolio and its corresponding Series, AMT Balanced Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Balanced Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.



         Investment policies and limitations of the Balanced Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Balanced Investments' investment program are described in the SAI.

AMT Balanced Investments

         The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


         N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in investment grade debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.

         N&B Management has analyzed the total return performance and volatility over the last 37 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 87.3% of the performance of the S&P "500," with only 63.3% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 90.7% and 83.6%, respectively, of the performance of the S&P "500," with only 72.8% and 54.6% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.

         In the equity securities portion of its portfolio, AMT Balanced Investments generally will invest in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.


         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.


         Small-capitalization company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-capitalization company stocks pay low or no dividends, and the Series seeks long-term appreciation, rather than income. Small-capitalization company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-capitalization company securities are also less researched and often overlooked and undervalued in the market.


         In the debt securities portion of its investments, AMT Balanced Investments will invest in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.


         AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. The Series will invest in debt securities rated no lower than B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. The Series may invest up to 5% of the debt securities portion of its investments, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

Short-Term Trading; Portfolio Turnover

         While AMT Balanced Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.

         The portfolio turnover rates for the Balanced Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.

Other Investments

         For temporary defensive purposes, AMT Balanced Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average duration than normal.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.


LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.


         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Balanced Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, the Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.

Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

         Performance information for the Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and for the life of the Portfolio through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Balanced Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         The Series (debt securities portion) generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


         The Series (equity portion) values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies and to Qualified Plans. All dividends and other distributions are distributed to the separate accounts and to the Qualified Plans and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Balanced Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

         Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of the debt securities portion of AMT Balanced
Investments. Mr. Wolfe has been primarily responsible for AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's Rating Group.

         Mark R. Goldstein and Susan Switzer are primarily responsible for the day-to-day management of the equity securities portion of AMT Balanced Investments. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had primary responsibility for AMT Balanced Investments (equity portion) since March 1993. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March 1995, and a portfolio manager for Neuberger&Berman since January 1995. She has had primary responsibility for AMT Balanced Investments (equity portion) since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                  Management        Administration
                                   (Series)           (Portfolio)

BALANCED        0.55% of first $250 million             0.30%
                0.525% of next $250 million
                0.50% of next $250 million
                0.475% of next $250 million
                0.45% of next $500 million
                0.425% of over $1.5 billion

===============================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Portfolio are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Balanced Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds. The U.S. Treasury and other issuers have only recently begun issuing inflation-indexed bonds. As such, there is little trading history of these securities, and there can be no assurance that a liquid trading market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Series may be forced to liquidate positions when it would not be advantageous to do so.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.


FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.

FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series also may try to manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts, and may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in its portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.


         The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

         The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

OTHER INVESTMENTS. Although the Series ordinarily invests a substantial portion of its assets in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax - which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX A TO PROSPECTUS


                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES


                                   1960 - 1996

FIXED ASSET ALLOCATION                  COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES          S&P "500" ALLOCATION
------------------------------------------------------------


100/0 (100% S&P "500")
   Return                              11.09%        100.0%
   Volatility                          15.6%         100.0%
70/30
   Return                              10.06%        90.68%
   Volatility                          11.3%         72.8%
60/40
   Return                              9.68%         87.25%
   Volatility                          9.9%          63.3%
50/50
   Return                              9.27%         83.56%
   Volatility                          8.5%          54.6%
0/100
   Return                              6.95%         62.63%
   Volatility                          4.1%          26.6%

                               BALANCED PORTFOLIO
                              (for Qualified Plans)
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Balanced  Portfolio

----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of the Balanced Portfolio are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS  PROSPECTUS  CONTAINS  INFORMATION   PERTAINING  TO  THE  BALANCED
PORTFOLIO ONLY. THIS PROSPECTUS IS USED IN CONJUNCTION WITH THE SALE OF SHARES OF THE BALANCED PORTFOLIO TO QUALIFIED PLANS.

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Balanced Investments, the Balanced Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Balanced Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Balanced Portfolio. The investment performance of the Balanced Portfolio will directly correspond with the investment performance of AMT Balanced Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Balanced Portfolio and keep it for future reference. It contains information about the Balanced Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE

SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  1
         The Neuberger&Berman Investment Approach ..........................  2

EXPENSE INFORMATION.........................................................  3

FINANCIAL HIGHLIGHTS........................................................  5
         Selected Per Share Data and Ratios.................................  5

INVESTMENT PROGRAM..........................................................  9
         AMT Balanced Investments ..........................................  9
         Short-Term Trading; Portfolio Turnover............................. 10
         Other Investments ................................................. 11
         Ratings of Debt Securities......................................... 11
         Borrowings ........................................................ 12
         Duration .......................................................... 13

PERFORMANCE INFORMATION..................................................... 13

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS........................................... 14
         The Portfolios .................................................... 14
         The Series ........................................................ 15

SHARE PRICES AND NET ASSET VALUE............................................ 16

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 17
         Dividends and Other Distributions ................................. 17
         Tax Status ........................................................ 17

SPECIAL CONSIDERATIONS...................................................... 17

MANAGEMENT AND ADMINISTRATION............................................... 18
         Trustees and Officers ............................................. 18
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 19
         Expenses .......................................................... 20
         Expense Limitation................................................. 21
         Transfer and Dividend Paying Agent ................................ 21

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 21
         Distribution and Redemption of Trust Shares ....................... 21
         Distribution Plan ................................................. 22

SERVICES ................................................................... 22

DESCRIPTION OF INVESTMENTS.................................................. 22

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 29

APPENDIX A .................................................................A-1

APPENDIX B..................................................................B-1
         HOW TO BUY SHARES..................................................B-2
         HOW TO SELL SHARES.................................................B-4
         ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS...................B-6
         SHAREHOLDER SERVICES ..............................................B-6

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Balanced Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Balanced Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman      Investment                         Principal Series
Advisers Management   Objective                          Investments
Trust

BALANCED PORTFOLIO    Long-term capital growth and       Common stocks and
                      reasonable current income          short-to-intermediate
                      without undue risk to principal    term debt securities,
                                                         primarily investment
                                                         grade
================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Balanced Investments, in foreign securities, options and futures contracts, zero coupon bonds, and debt securities rated below investment grade. AMT Balanced Investments may invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


         AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade or, if unrated, deemed by N&B
Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.


Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Balanced Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Balanced Investments (equity portion) is managed using a growth-oriented investment approach. This approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

         The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings. Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."


         In general, AMT Balanced Investments (equity portion) places a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and the Series is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings than securities purchased by the other Series.

EXPENSE INFORMATION

         This section gives you certain information about the expenses of the Balanced Portfolio and its corresponding Series. See "Performance Information" in this Prospectus for important facts about the investment performance of the Balanced Portfolio, after taking expenses into account.


==================================================

 Shareholder Transaction
 Expenses
==================================================

         As shown by this table, the Portfolio imposes no transaction charges when you buy or sell Portfolio shares.

                                                             Balanced Portfolio


         Sales Charge Imposed on Purchases                          NONE
         Sales Charge Imposed On Reinvested Dividends               NONE
         Deferred Sales Charges                                     NONE
         Redemption Fees                                            NONE
         Exchange Fees                                              NONE

=======================================================

 Annual Portfolio Operating Expenses
   (as percentage of average daily net assets)
=======================================================


         The following tables show anticipated annual operating expenses for the Balanced Portfolio, which are paid out of the assets of the Balanced Portfolio and which include the Portfolio's pro rata portion of the operating expenses of AMT Balanced Investments ("Total Operating Expenses"). Total Operating Expenses exclude interest, taxes, brokerage commissions, and extraordinary expenses.

         The Balanced Portfolio pays N&B Management an administration fee based on the Portfolio's average daily net assets. AMT Balanced Investments pays N&B Management a management fee based on its average daily net assets; a pro rata portion of this fee is borne indirectly by the Balanced Portfolio. "Management and Administration Fees" in the following table are based on current administration fees for the Balanced Portfolio and current management fees for AMT Balanced Investments. For more information, see "Management and Administration" in this Prospectus and "Investment Management, Advisory and Administration Services" in the SAI.

         The Balanced Portfolio and AMT Balanced Investments incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). "Other Expenses" in the following table are estimated amounts for the Balanced Portfolio and AMT Balanced Investments for the current fiscal year. All expenses are factored into the Portfolio's share prices and dividends and are not charged directly to Portfolio shareholders.

                       Management and        12b-1   Other      Total Operating
                      Administration Fees    Fees    Expenses   Expenses
================================================================================

Balanced Portfolio          0.85%            None     0.24%          1.09%
================================================================================

         The trustees of the Trust believe that the aggregate per share expenses of the Balanced Portfolio and AMT Balanced Investments will be approximately equal to the expenses the Portfolio would incur if its assets were invested directly in the types of securities being held by AMT Balanced Investments. The trustees of the Trust also believe that investment in AMT Balanced Investments by investors in addition to the Balanced Portfolio may enable AMT Balanced Investments to achieve economies of scale which could reduce expenses. The expenses and, accordingly, the returns of other funds that may invest in AMT Balanced Investments, may differ from those of the Balanced Portfolio.

         As set forth under "Management and Administration-Expense Limitations" on page ___, N&B Management has voluntarily undertaken to limit the expenses of the Portfolios, including the Balanced Portfolio, by reimbursing each Portfolio for its Total Operating Expenses and its pro rata share of its corresponding Series' Total Operating Expenses, if necessary.

         To illustrate the effect of Total Operating Expenses, let's assume that the Balanced Portfolio's annual return is 5% and that it had annual Total Operating Expenses described in the table above. For every $1,000 you invested in the Balanced Portfolio, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

                                   1 Year      3 Years     5 Years     10 Years
================================================================================

Balanced Portfolio                  $11          $35         $60        $133
================================================================================


         The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. The information in the preceding tables should not be considered a representation of past or future expenses or rates of return; actual expenses or returns may be greater or less than those shown.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Balanced Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Balanced Investments and the performance of the Balanced Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free a copy of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS

Neuberger&Berman Advisers Management Trust

Balanced Portfolio
--------------------------------------------------------------------------------

         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                         Year Ended December 31,
                                             1996(2)       1995(2)       1994         1993
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $17.52        $14.51        $15.62       $14.90
--------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                      .34           .32           .30          .34
  Net Gains or Losses on Securities
    (both realized and unrealized)           .75           3.06          (.80)        .61
                                            ------------------------------------------------------

    Total From Investment Operations         1.09          3.38          (.50)        .95
--------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)     (.41)         (.28)         (.23)        (.20)
  Distributions (from capital gains)         (2.28)        (.09)         (.38)        (.03)
                                            ------------------------------------------------------

    Total Distributions                      (2.69)        (.37)         (.61)        (.23)
--------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                 $15.92        $17.52        $14.51       $15.62

--------------------------------------------------------------------------------------------------

Total Return(9)                              + 6.89%       +23.76%       -3.36%       +6.45%
--------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $173.2        $144.4        $179.3       $161.1
                                            ------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                      1.09%         .99%          .91%         .90%
                                            ------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            1.84%         1.99%         1.91%        1.96%
                                            ------------------------------------------------------

  Portfolio Turnover Rate(8)                 -             21%           55%          114%
                                            ------------------------------------------------------

                                                                                          Period from
                                                                                      February 28, 1989(3)
                                                                                              to
                                                                                       December 31, 1989
                                             1992          1991             1990
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $14.16        $11.72           $11.64        $10.00
----------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                      .40           .47               .49             .30
  Net Gains or Losses on Securities
    (both realized and unrealized)           .72           2.16             (.27)(4)        1.34
                                            --------------------------------------------------------------

    Total From Investment Operations         1.12          2.63              .22            1.64
----------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment income)     (.19)         (.19)              (.07)            -
  Distributions (from capital gains)         (.19)           -                (.07)            -
                                            --------------------------------------------------------------

    Total Distributions                      (.38)         (.19)              (.14)            -
----------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                 $14.90        $14.16           $11.72        $11.64

----------------------------------------------------------------------------------------------------------

Total Return(9)                              +8.06%        +22.68%          +1.95%        +16.40%(5)
----------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)      $87.1         $28.3             $6.9         $0.6
                                            --------------------------------------------------------------

  Ratio of Expenses to
  Average Net Assets(7)                      .95%          1.10%              1.35%        1.70%(6)
                                            --------------------------------------------------------------
  Ratio of Net Investment
  Income to Average Net Assets(7)            2.33%         3.00%              4.00%        3.28%(6)
                                            --------------------------------------------------------------

  Portfolio Turnover Rate(8)                 82%           69%                 77%         58%
                                            --------------------------------------------------------------

         NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) February 28, 1989 is the date shares of the Balanced Portfolio were first sold to the separate accounts pursuant to the public offering of Trust shares.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5)       Not annualized.
6)       Annualized.
7) Since the commencement of operations, N&B Management voluntarily assumed certain operating expenses of the Portfolio as described in Note B of Notes to Financial Statements and in this Prospectus under "Expense Limitation." Had N&B Management not undertaken such action, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.78% and 2.20%, respectively, for the period from February 28, 1989 to December 31, 1989. There was no reduction of expenses for the years ended December 31, 1990 through and including 1996.
8) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Balanced Investments from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 55% and 87%, respectively.

9) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown. Qualified Plans that are direct shareholders of the Portfolio are not affected by insurance charges.

INVESTMENT PROGRAM

         The investment policies and limitations of the Balanced Portfolio and its corresponding Series, AMT Balanced Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Balanced Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Balanced Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Balanced Investments' investment program are described in the SAI.

AMT Balanced Investments

         The investment objective of AMT Balanced Investments and its corresponding Portfolio is long-term capital growth and reasonable current income without undue risk to principal. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


         N&B Management anticipates that the Series' investments will normally be managed so that approximately 60% of the Series' total assets will be invested in common and preferred stocks and the remaining assets will be invested in investment grade debt securities. However, depending on N&B Management's views regarding current market trends, the common stock portion of the Series' investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Series' assets will be invested in fixed income securities.

         N&B Management has analyzed the total return performance and volatility over the last 37 years of the Standard & Poor's "500" Composite Stock Price Index ("S&P 500"), an unmanaged average widely considered as representative of general stock market performance. It has compared the performance and volatility of the S&P "500" to that of several model balanced portfolios, each consisting of a different fixed allocation of the S&P "500" and U.S. Treasury Notes having maturities of 2 years. The comparison reveals that the model balanced portfolio in which 60% was allocated to the S&P "500" (with the remaining 40% in 2-year U.S. Treasury Notes) was able to achieve 87.3% of the performance of the S&P "500," with only 63.3% of the volatility. Those model balanced portfolios in which 70% and 50% were allocated to the S&P "500" were able to achieve 90.7% and 83.6%, respectively, of the performance of the S&P "500," with only 72.8% and 54.6% of the volatility, respectively. While the underlying securities in the model balanced portfolios are not identical to the anticipated investments by AMT Balanced Investments and represent past performance, N&B Management believes that the results of its analysis show the potential benefits of a balanced investment approach. A chart setting forth the study appears as Appendix A to this Prospectus.

         In the equity securities portion of its portfolio, AMT Balanced Investments generally will invest in securities of small-, medium-, and large-capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.


         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.


         Small-capitalization company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-capitalization company stocks pay low or no dividends, and the Series seeks long-term appreciation, rather than income. Small-capitalization company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-capitalization company securities are also less researched and often overlooked and undervalued in the market.


         In the debt securities portion of its investments, AMT Balanced Investments will invest in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.


         AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. The Series will invest in debt securities rated no lower than B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. The Series may invest up to 5% of the debt securities portion of its investments, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.


Short-Term Trading; Portfolio Turnover

         While AMT Balanced Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.

         The portfolio turnover rates for the Balanced Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.

Other Investments

         For temporary defensive purposes, AMT Balanced Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average duration than normal.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.


LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities that are below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Balanced Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, the Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.

Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for the debt securities portion of AMT Balanced Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

         Performance information for the Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and for the life of the Portfolio through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Balanced Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         The Series (debt securities portion) generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


         The Series (equity portion) values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies and to Qualified Plans. All dividends and other distributions are distributed to the separate accounts and to the Qualified Plans and will be automatically invested in Trust shares.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Balanced Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

         Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of the debt securities portion of AMT Balanced
Investments. Mr. Wolfe has been primarily responsible for AMT Balanced Investments (debt securities portion) since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's Rating Group.

         Mark R. Goldstein and Susan Switzer are primarily responsible for the day-to-day management of the equity securities portion of AMT Balanced Investments. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had primary responsibility for AMT Balanced Investments (equity portion) since March 1993. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March 1995, and a portfolio manager for Neuberger&Berman since January 1995. She has had primary responsibility for AMT Balanced Investments (equity portion) since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                  Management         Administration
                                   (Series)             (Portfolio)

BALANCED        0.55% of first $250 million             0.30%
                0.525% of next $250 million
                0.50% of next $250 million
                0.475% of next $250 million
                0.45% of next $500 million
                0.425% of over $1.5 billion

============================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, care of Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the Portfolio are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Balanced Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds. The U.S. Treasury and other issuers have only recently begun issuing inflation-indexed bonds. As such, there is little trading history of these securities, and there can be no assurance that a liquid trading market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Series may be forced to liquidate positions when it would not be advantageous to do so.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S.

Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.


FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.

FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series also may try to manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts, and may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in its portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.

         The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.


FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed  income  or  equity  securities  in a  segregated  account  to  cover  its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

         The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

OTHER INVESTMENTS. Although the Series ordinarily invests a substantial portion of its assets in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax - which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST


                            APPENDIX A TO PROSPECTUS


                      TOTAL RETURN ANALYSIS USING CONSTANT
                        ASSET ALLOCATION S&P "500"/2 YR.
                               U.S. TREASURY NOTES


                                   1960 - 1996



FIXED ASSET ALLOCATION                   COMPARISON TO 100%
S&P "500"/2 YR. TREASURY NOTES        S&P "500" ALLOCATION
-----------------------------------------------------------


100/0 (100% S&P "500")
   Return                    11.09%                  100.0%
   Volatility                15.6%                   100.0%
70/30
   Return                    10.06%                  90.68%
   Volatility                11.3%                    72.8%
60/40
   Return                    9.68%                   87.25%
   Volatility                9.9%                     63.3%
50/50
   Return                    9.27%                   83.56%
   Volatility                8.5%                     54.6%
0/100
   Return                    6.95%                   62.63%
   Volatility                4.1%                     26.6%

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                            APPENDIX B TO PROSPECTUS

                               BALANCED PORTFOLIO

   THIS APPENDIX DESCRIBES CERTAIN PURCHASE, EXCHANGE AND REDEMPTION RIGHTS WHICH ARE AVAILABLE SOLELY TO QUALIFIED PLANS THAT ARE SHAREHOLDERS OF THE TRUST.

HOW TO BUY SHARES

 You can buy shares directly by mail, wire, or telephone, or through an exchange of shares of another Neuberger&Berman Fund-SM-. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after your order is received and accepted. Prices for shares of all funds are usually calculated as of 4 p.m. Eastern time.

 Minimum investment requirements are shown below.

 N&B  Management,   in  its  discretion,   may  waive  the  minimum   investment
requirements.





--------------------------------------------------------------------------------


By Mail

 Send your check or money order payable to "Neuberger&Berman Funds" by mail to:

                  Neuberger&Berman Funds

                  Boston Service Center

                  P.O. Box 8403

                  Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                  Neuberger&Berman Funds

                  c/o State Street Bank and Trust Company

                  2 Heritage Drive

                  North Quincy, MA 02171

 Be sure to specify the name of the Balanced Portfolio. If this is your first purchase, please complete and sign an application for a new Portfolio account and send it along with a check or money order for a minimum of $1,000. For additional purchases, please send at least $100 for shares of a Portfolio. Unless your check or money order is made payable on its face to Neuberger&Berman Funds-SM-, it may not be accepted. Third party checks may not be accepted.




--------------------------------------------------------------------------------

By Wire

 Call 800-877-9700 before you wire money to buy shares. Your wire goes to State Street Bank and Trust Company ("State Street") and must include your name, the name of the Portfolio you want to buy and your account number. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by wire is $1,000.




--------------------------------------------------------------------------------


By Telephone

 Call 800-877-9700 to buy shares of the Portfolio. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by telephone is $1,000. Your order may be canceled if your payment is not received by the third business day after your order is placed. In that case you could be liable for any resulting losses or fees the Portfolio or its agents have incurred. To recover those losses or fees, the Portfolio has the right to redeem shares from your account. To meet the three day deadline, you can wire payment, send a check through overnight mail, or call 800-877-9700 for information on how to make electronic transfers through your bank. Please refer to "Additional Information on Telephone Transactions."




--------------------------------------------------------------------------------


By Exchanging Shares

 Call 800-877-9700 for instructions on how to invest by exchanging shares of another Neuberger&Berman Fund-SM- for shares of the Portfolio. To buy the Portfolio shares by an exchange, both fund accounts must be registered in the same name, address, and taxpayer ID number. The minimum for a first purchase and for each additional purchase of shares of the Portfolio by an exchange is $1,000 worth of shares of the other fund. For more details, see "Shareholder Services Exchange Privilege."




--------------------------------------------------------------------------------


Other Information

 o You must pay for your shares in U.S. dollars by check or money order (drawn on a U.S. bank), or by bank or federal funds wire transfer or by electronic bank transfer; cash cannot be accepted.

 o The Portfolio has the right to suspend the offering of its shares for a period of time. The Portfolio also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using the exchange privilege. See "Shareholder Services - Exchange Privilege."

 o If you paid by check and your check does not clear, or if you ordered shares by telephone and fail to pay for them, your purchase will be canceled and you could be liable for any resulting losses or fees the Portfolio or its agents have incurred. To recover those losses or fees, the Portfolio has the right to bill you or to redeem shares from your account.

 o When you sign your application for a new Portfolio account, you are certifying that your Social Security or other taxpayer ID number is correct and whether you are not subject to backup withholding. If you violate certain federal income tax provisions, the Internal Revenue Service can require the Portfolio to withhold 31% of your distributions and redemptions.

 o       The Portfolio will not issue a certificate for your shares.


HOW TO SELL SHARES

 You can sell (redeem) all or some of your shares at any time by mail, facsimile, or telephone. You can also sell shares by exchanging them for shares of other Neuberger&Berman Funds-SM-; see "Shareholder Services - Exchange Privilege" for details.

 Shares are sold at the next price calculated on a day the NYSE is open, after your sales order is received and accepted. Prices for shares are usually calculated as of 4 p.m. Eastern time.

 Unless otherwise instructed, the Portfolio will mail a check for your sales proceeds, payable to the owner(s) shown on your account ("record owner"), to the address shown on your account ("record address"). You may designate in your Balanced Portfolio application a bank account to which, at your request, State Street will transfer your shares electronically (at no charge to you) or will wire your sales proceeds of $1,000 or more. State Street currently charges a fee of $8.00 for each wire. However, if you have one or more accounts in the Neuberger&Berman Funds-SM- aggregating $250,000 or more in value, you will not be charged for wire redemptions; your $8.00 fee will be paid by N&B Management.




-------------------------------------------------------------------------------


By Mail or Facsimile Transmission (Fax)

 Write a redemption request letter with your name and account number, the Portfolio's name, and the dollar amount or number of shares of the Portfolio you want to sell, together with any other instructions, and send it by mail to:

                  Neuberger&Berman Funds

                  Boston Service Center

                  P.O. Box 8403

                  Boston, MA 02266-8403

or by overnight courier, U.S. Express Mail, or registered or certified mail to:

                  Neuberger&Berman Funds

                  c/o State Street Bank and Trust Company

                  2 Heritage Drive

                  North Quincy, MA 02171

or by facsimile, to redeem up to $50,000 worth of shares, to 212-476-8848. Be sure to have all owners sign the request exactly as their names appear on the account. If you have changed the record address by telephone or facsimile, shares may not be redeemed by facsimile for 15 days after receipt of the address change. Please call 800-877-9700 to confirm receipt and acceptance of your order submitted by facsimile.

 To protect you and the Portfolio against fraud, your signature on a redemption request must have a signature guarantee if (1) you want to sell more than $50,000 worth of shares, or (2) you want the redemption check to be made out to someone other than the record owner, or (3) you want the check to be mailed somewhere other than to the record address, or (4) you want the proceeds to be wired or transferred electronically to a bank account not named in your application or in your prior written instruction with a signature guarantee. You can obtain a signature guarantee from most banks, stockbrokers and dealers, credit unions, and other financial institutions, but not from a notary public.
A redemption request that requires a signature guarantee should be sent by mail.

For a redemption request sent by facsimile, limited to not more than $50,000, the redemption check may only be made out to the record owner and mailed to the record address or the proceeds wired to a bank account named in your application or in a written instruction from the record owner with a signature guarantee.

         Please call 800-877-9700 for more specific information about the signature guarantee requirement.




-------------------------------------------------------------------------------


By Telephone

  You cannot sell Portfolio shares in a retirement account by telephone.




-------------------------------------------------------------------------------


Other Information

 o Usually, redemption proceeds will be mailed to you on the next business day, but in any case within three calendar days (under unusual circumstances the Portfolio may take longer, as permitted by law). You may also call 800-877-9700 for information on how to make and receive electronic transfers through your bank.

 o The Portfolio may delay paying for any redemption until it is reasonably satisfied that the check used to buy shares has cleared, which may take up to 15 days after the purchase date. So if you plan to sell shares shortly after buying them, you may want to pay for the purchase with a certified check or money order or by wire transfer.

 o The Portfolio may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

 o If, because you sold shares, your account balance with the Portfolio falls below $1,000, the Portfolio has the right to close your account after giving you at least 60 days' written notice to reestablish the minimum balance. If you do not do so, the Portfolio may redeem your remaining shares at their per share NAV on the date of redemption and will send the redemption proceeds to you.


ADDITIONAL INFORMATION ON TELEPHONE TRANSACTIONS

The Portfolio at any time can limit the number of its shares you can buy by telephone or can stop accepting telephone orders. You can sell or exchange shares by telephone, unless you have declined these services in your application or by written notice to N&B Management or State Street, with your signature guaranteed. The Portfolio or its agent follows reasonable procedures - requiring you to provide a form of personal identification when you telephone, recording your telephone call, and sending you a written confirmation of each telephone transaction designed to confirm that telephone instructions are genuine. However, neither the Portfolio nor its agent is responsible for the authenticity of telephone instructions or for any losses caused by fraudulent or unauthorized telephone instructions if the Portfolio or its agent reasonably believed that the instructions were genuine.

 If you are unable to reach N&B Management by telephone (which might be the case, for example, during periods of unusual market activity), consider sending your transaction instructions by facsimile, overnight courier, or U.S. Express Mail.

         You can buy, sell or exchange shares using an automated telephone service that is available 24 hours a day, every day, to investors using a touch-tone phone. Further information regarding this service, including use of a Personal Identification Number (PIN) and a menu of features, is available from N&B Management by calling 800-877-9700.


-------------------------------------------------------------------------------


SHAREHOLDER SERVICES

Exchange Privilege

 To exchange your shares in the Portfolio for shares in another Neuberger&Berman Fund-SM-, call 800-877-9700 between 8 a.m. and 4 p.m., Eastern time, on any Monday through Friday (unless the NYSE is closed). You may also effect an exchange by sending a letter to Neuberger&Berman Management Incorporated, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, Attention: [Name of fund], or by sending the letter by facsimile to 212-476-8848, giving your name and account number, the name of the fund, the dollar amount or number of shares you want to sell, and the name of the fund whose shares you want to buy. Please call 800-877-9700 to confirm receipt and acceptance of your order submitted by facsimile. You can use the telephone exchange privilege unless you have declined it in your application or by later writing to N&B Management or State Street. An exchange must be for at least $1,000 worth of shares, and if the exchange is your first purchase in another Neuberger&Berman Fund, it must be for at least the minimum initial investment amount for that fund. Shares are exchanged at their next prices calculated on a day the NYSE is open, after your exchange order is received and accepted.

Please note the following about the exchange privilege:

 o You can exchange shares only between accounts registered in the same name, address, and taxpayer ID number.

 o       An exchange order cannot be modified or canceled.

 o You can exchange only into a fund whose shares are eligible for sale in your state under applicable state securities laws.

 o       An exchange may have tax consequences for you.

 o Because excessive trading (including short-term "market timing" trading) can hurt a fund's performance, a fund may refuse any exchange orders (1) if they appear to be market-timing transactions involving significant portions of a fund's assets or (2) from any shareholder account if the shareholder has been advised that previous use of the exchange privilege was considered excessive. Accounts under common ownership or control, including those with the same taxpayer ID number, will be considered one account for this purpose.

 o The Portfolio or any fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give you advance notice whenever it can reasonably do so.

 Please refer to "Additional Information on Telephone Transactions."



-------------------------------------------------------------------------------


Electronic Bank Transfers

         You may designate, either in your application or later by writing or by submitting an appropriate form to State Street, a bank account through which State Street will electronically transfer monies to you or from you at pre-set intervals (such as under a Systematic Withdrawal Plan or automatic investing plan or for payment of cash distributions) or upon your request. Please include a voided check with your application. This service is not available for retirement accounts.

         State Street does not charge a fee for this service; however, you should contact your bank to ensure that it is able to process electronic transfers. Please call 800-877-9700 for more information. If you wish to terminate this service, you must call at least 10 calendar days before the next scheduled electronic transfer.

-------------------------------------------------------------------------------


Internet Access

         N&B Management now maintains an Internet site on the World Wide Web at http://www.nbfunds.com. Fund prices, information articles and interactive worksheets, and the prospectuses of certain other Neuberger&Berman Funds can be accessed.

                           GOVERNMENT INCOME PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Government Income Portfolio

----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios is also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE GOVERNMENT INCOME PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Government Income Investments, the Government Income Portfolio's corresponding series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Government Income Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Government Income Portfolio. The investment performance of the Government Income Portfolio will directly correspond with the investment performance of AMT Government Income Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Government Income Portfolio and keep it for future reference. It contains information about the Government Income Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE


SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  2

FINANCIAL HIGHLIGHTS........................................................  3
         Selected Per Share Data and Ratios.................................  3

INVESTMENT PROGRAM..........................................................  6
         AMT Government Income Investments..................................  6
         Short-Term Trading; Portfolio Turnover.............................  7
         Other Investments .................................................  7
         Ratings of Debt Securities.........................................  7
         Borrowings.........................................................  8
         Duration ..........................................................  8

PERFORMANCE INFORMATION.....................................................  9

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...........................................  9
         The Portfolios ....................................................  9
         The Series ........................................................ 10

SHARE PRICES AND NET ASSET VALUE............................................ 12

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 12
         Dividends and Other Distributions ................................. 12
         Tax Status ........................................................ 12

SPECIAL CONSIDERATIONS...................................................... 13

MANAGEMENT AND ADMINISTRATION............................................... 14
         Trustees and Officers ............................................. 14
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 14
         Expenses .......................................................... 15
         Expense Limitation................................................. 16
         Transfer and Dividend Paying Agent ................................ 16

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 17
         Distribution and Redemption of Trust Shares ....................... 17
         Distribution Plan ................................................. 17

SERVICES ................................................................... 18

DESCRIPTION OF INVESTMENTS.................................................. 18

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 24

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Government Income Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Government Income Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman        Investment                   Principal Series
Advisers Management     Objective                    Investments
Trust

GOVERNMENT INCOME       High level of current        At least 65% in U.S.
   PORTFOLIO            income and total return,     Government and Agency
                        consistant with safety       securities, with an
                        of principal                 emphasis on U.S. Government
                                                     mortgage-backed securities;
                                                     at least 25% in mortgage-
                                                     backed and asset-backed
                                                     securities

================================================================================

Risk Factors

          An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Government Income Investments, in foreign securities, options and futures contracts, zero coupon bonds and swap agreements. AMT Government Income Investments invest in fixed income securities, the value of which securities is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.

         AMT Government Income Investments invests at least 25% of its total assets in mortgage-backed and asset-backed securities, may engage in lending portfolio securities and other investment techniques, and may borrow for leverage. The investment program of AMT Government Income Investments is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations. See "Borrowings" in this Prospectus.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Government Income Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Government Income Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Government Income Investments and the performance of the Government Income Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated  in the  SAI  by  reference  to  the  annual  report.  Please  call
800-877-9700 for free copies of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Government Income Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                  Year Ended December 31,           Period from
                                                                                March 22, 1994(3) to
                                                  1996(2)        1995(2)         December 31, 1994
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                $10.93         $10.15                $10.00
--------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                           .67           .70                    .37
  Net Gains or Losses on Securities (both realized
and unrealized)                                  (.54)          .46                   (.22)
                                                 -------------------------------------------------------------

      Total From Investment Operations            .13           1.16                   .15
                                                 -------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
Less Distributions
 Dividends (from net investment income)           (.39)         (.38)                   -
 Distributions (from capital gains)               (.04)          -                      -
                                                 -------------------------------------------------------------
 Total Distributions                              (.43)         (.38)                   -
--------------------------------------------------------------------------------------------------------------


Net Asset Value, End of Year                      $10.63        $10.93                 $10.15
--------------------------------------------------------------------------------------------------------------

Total Return (8)                                  +1.32%        +11.76%                +1.50%(4)
--------------------------------------------------------------------------------------------------------------

  Net Assets, End of Year (in millions)           $3.5          $2.2                   $1.0
                                                 -------------------------------------------------------------

  Ratio of Expenses to Average Net Assets(6)      1.02%         1.05%                  1.09%(5)
                                                 -------------------------------------------------------------

  Ratio of Net Investment Income to Average Net
Assets(6)                                         5.59%         5.71%                  4.78%(5)
                                                 -------------------------------------------------------------

  Portfolio Turnover Rate(7)                      -             2%                     3%
                                                 -------------------------------------------------------------

   NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6) After reimbursement of expenses by N&B Management as described in this Prospectus under "Expense Limitation." Had such action not been undertaken, the annualized ratios of expenses and net investment income to average daily net assets would have been 2.95% and 3.66%, respectively, for the year ended December 31, 1996, 4.21% and 2.55%, respectively, for the year ended December 31, 1995, and 2.57% and 3.30%, respectively, for the period ended December 31, 1994.
7) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Government Income Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 64% and 231%, respectively.

8) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if N&B Management had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

INVESTMENT PROGRAM

         The investment policies and limitations of the Government Income Portfolio and its corresponding Series, AMT Government Income Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Government Income Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Government Income Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Government Income Investments' investment program are described in the SAI.

AMT Government Income Investments

         The investment objective of AMT Government Income Investments and its corresponding Portfolio is to provide a high level of current income and total return, consistent with safety of principal. This investment objective is non-fundamental. The Portfolio intends to notify shareholders 30 days in advance of making any material change to its investment objective.


         AMT Government Income Investments invests in a diversified portfolio of debt securities and seeks to increase income and preserve or enhance total return by actively managing weighted average portfolio duration in light of market conditions and trends. The Series may invest in fixed, variable or inflation-indexed debt securities.


         AMT Government Income Investments invests at least 65% of its total assets in U.S. Government and Agency securities, with an emphasis on U.S. Government mortgage-backed securities. In addition, the Series invests at least 25% of its total assets in mortgage-backed securities (including U.S. Government mortgage-backed securities) and asset-backed securities. The Series may also invest in investment grade debt securities, including foreign investments and securities issued by financial institutions and corporations, and may purchase and sell covered call and put options, interest-rate, futures contracts, and options on those futures contracts. Although there are no restrictions on the duration composition of its portfolio of securities, the Series anticipates that it normally will invest in intermediate-term and longer-term securities, but will remain flexible to respond to market conditions and interest rate trends. The Series may engage in lending portfolio securities, short-term trading, and repurchase agreements, and may use leverage. The investment program of the Series is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

Short-Term Trading; Portfolio Turnover

         AMT Government Income Investments may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. This investment policy may be considered speculative.


         The portfolio turnover rates for the Government Income Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.


         It is anticipated that the annual portfolio turnover rate of AMT Government Income Investments generally will exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Government Income Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average duration than normal.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group, ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Government Income Investments, as a fundamental policy, may borrow money from banks for any purpose, including to meet redemptions and increase the amount available for investment, and enter into reverse repurchase agreements (including dollar rolls) for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). Leveraging (borrowing) to increase amounts available for investment may exaggerate the effect on net asset value of any increase or decrease in the market value of the securities of the Series. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income and appreciation of the securities purchased.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, the Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.


Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Government Income Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

         Performance information for the Government Income Portfolio may be presented from time to time in advertisements and sales literature. The
Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and for the life of the Portfolio through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

         Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.

SHARE PRICES AND NET ASSET VALUE

         The Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         AMT Government Income Investments generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series periodically verifies valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

          The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Government Income Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.

         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

         William H. Cunningham and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Government Income Investments. Mr. Cunningham has been primarily responsible for AMT Government Income Investments since October 1995. Mr. Cunningham has been a member of the Fixed Income Group since March 1993, a Senior Portfolio Manager in the Fixed Income Group since June 1995, and a Vice President of N&B Management since October 1995. From August 1989 to February 1993 he was a manager in the Corporate Finance, Merger and Acquisitions and Capital Markets Groups for a major corporation.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series, to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                              Management             Administration
                               (Series)                (Portfolio)


GOVERNMENT INCOME    0.35% of first $500 million          0.40%
                     0.325% of next $500 million
                     0.30% of next $500 million
                     0.275% of next $500 million
                     0.25% of over $2 billion



================================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

         State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Government Income Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds. The U.S. Treasury and other issuers have only recently begun issuing inflation-indexed bonds. As such, there is little trading history of these securities, and there can be no assurance that a liquid trading market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Series may be forced to liquidate positions when it would not be advantageous to do so.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.


         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S.

laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.


FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series also may try to manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts. The Series may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.


         The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and its corresponding Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.

ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

SWAP AGREEMENTS. To help enhance the value of its portfolio or manage its exposure to different types of investments, the Series may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest-rate "caps," "floors," and "collars."

         In a typical interest-rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest-rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.

         In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest-rate floor has the right to receive payments to the extent a specified interest-rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.

         Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Series' performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as well as the Series' ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are generally considered "derivatives."

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                                GROWTH PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Growth Portfolio



         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE GROWTH PORTFOLIO ONLY.

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Growth Investments, the Growth Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Growth Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Growth Portfolio. The investment performance of the Growth Portfolio will directly correspond with the investment performance of AMT Growth Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Growth Portfolio and keep it for future reference. It contains information about the Growth Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE

SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  1
         The Neuberger&Berman Investment Approach ..........................  1

FINANCIAL HIGHLIGHTS........................................................  3
         Selected Per Share Data and Ratios.................................  3

INVESTMENT PROGRAM..........................................................  6
         AMT Growth Investments ............................................  6
         Short-Term Trading; Portfolio Turnover.............................  7
         Other Investments .................................................  7
         Ratings of Debt Securities.........................................  7
         Borrowings ........................................................  8

PERFORMANCE INFORMATION.....................................................  8

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...........................................  9
         The Portfolios ....................................................  9
         The Series ........................................................ 10

SHARE PRICES AND NET ASSET VALUE............................................ 11

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 11
         Dividends and Other Distributions ................................. 11
         Tax Status ........................................................ 12

SPECIAL CONSIDERATIONS...................................................... 12

MANAGEMENT AND ADMINISTRATION............................................... 13
         Trustees and Officers ............................................. 13
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 14
         Expenses .......................................................... 15
         Expense Limitation................................................. 15
         Transfer and Dividend Paying Agent ................................ 16

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 16
         Distribution and Redemption of Trust Shares ....................... 16
         Distribution Plan ................................................. 16

SERVICES ................................................................... 17

DESCRIPTION OF INVESTMENTS.................................................. 17

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 22

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Growth Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Growth Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.




Neuberger&Berman       Investment                   Principal Series
Advisers Management    Objective                    Investments
Trust

GROWTH PORTFOLIO       Capital appreciation,        Equity securities of small,
                       without regard to income     medium and large
                                                    capitalization companies
================================================================================

Risk Factors

          An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Growth Investments, in foreign securities, options and futures contracts and zero coupon bonds.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for all AMT Growth Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Growth Investments is managed using a growth-oriented investment approach. A growth approach seeks out stocks of companies that are projected to grow at above-average rates and may appear poised for a period of accelerated earnings.

         The growth portfolio manager is willing to pay a higher share price in the hope that the stock's earnings momentum will carry the stock's price higher. As a stock's price increases based on strong earnings, the stock's original price appears low in relation to the growth rate of its earnings.

Sometimes this happens when a particular company or industry is temporarily out of favor with the market or under-researched. This strategy is called "growth at a reasonable price."

         In general, AMT Growth Investments place a greater emphasis on finding securities whose measures of fundamental value are low in relation to the growth rate of their future earnings and cash flow, as projected by the portfolio manager, and the Series is therefore willing to invest in securities with prices that are somewhat higher multiples of earnings than securities purchased by the other Series.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Growth Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Growth Investments and the performance of the Growth Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Growth Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                          Year Ended December 31,
                                        1996(2)    1995(2)        1994        1993      1992
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year      $25.86     $20.31         $24.28      $23.27    $21.47
-----------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                (.07)      .01            .07         .13       .21
   Net Gains or Losses on Securities
      (both realized and unrealized)    2.34       6.26           (1.11)      1.42      1.82
                                       --------------------------------------------------------------

   Total From Investment Operations     2.27       6.27           (1.04)      1.55      2.03
-----------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net
      investment income)                (.01)      (.05)          (.12)       (.17)     (.23)
   Distributions (from capital gains)   (2.34)     (.67)          (2.81)      (.37)       -
                                       --------------------------------------------------------------

      Total Distributions               (2.35)     (.72)          (2.93)      (.54)     (.23)
-----------------------------------------------------------------------------------------------------

Net Asset Value, End of Year            $25.78     $25.86         $20.31      $24.28    $23.27
-----------------------------------------------------------------------------------------------------

Total Return (4)                        +9.14%     +31.73%        -4.99%      +6.79%    +9.54%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year (in millions)$566.4     $537.8         $369.3      $366.5    $304.8
                                       --------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                .92%       .90%           .84%        .81%      .82%
                                       --------------------------------------------------------------

   Ratio of Net Investment  Income to
      Average Net Assets                (.30%)     .04%           .26%        .52%      .92%
                                       --------------------------------------------------------------

   Portfolio Turnover Rate(3)           -          9%             46%         92%       63%
                                       --------------------------------------------------------------


                                              1991              1990           1989             1988          1987
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year            $16.82            $20.28         $16.20           $12.86        $15.21
----------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
   Net Investment Income                      .31               .43            .43               .32           .34
   Net Gains or Losses on Securities
      (both realized and unrealized)          4.64              (2.04)         4.24             3.02          (.96)
                                             -------------------------------------------------------------------------------------

   Total From Investment Operations           4.95              (1.61)         4.67             3.34          (.62)
----------------------------------------------------------------------------------------------------------------------------------

Less Distributions
   Dividends (from net                                                                                                         --
      investment income)                      (.30)             (.29)          (.27)             --           (.48)
   Distributions (from capital gains)           --              (1.56)         (.32)             --           (1.25)           --
                                             -------------------------------------------------------------------------------------

      Total Distributions                     (.30)             (1.85)         (.59)             --           (1.73)           --
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                  $21.47            $16.82         $20.28          $16.20        $12.86
----------------------------------------------------------------------------------------------------------------------------------

Total Return(4)                               +29.73%           -8.19%         +29.47%         +25.97%       -4.89%
----------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
   Net Assets, End of Year (in millions)      $228.9            $118.8         $92.8           $48.7         $33.8
                                             -------------------------------------------------------------------------------------

   Ratio of Expenses to
      Average Net Assets                      .86%              .91%           .97%             .92%          .89%
                                             -------------------------------------------------------------------------------------

   Ratio of Net Investment  Income to
      Average Net Assets                      1.43%             2.12%          2.10%           2.12%         2.05%
                                             -------------------------------------------------------------------------------------

   Portfolio Turnover Rate(3)                 57%               76%            105%              95%           87%
                                             -------------------------------------------------------------------------------------




--------------------------------------------------------------------------------



NOTES:

1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Growth Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 35% and 57%, respectively.


 4) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all periods shown.

INVESTMENT PROGRAM

         The investment policies and limitations of the Growth Portfolio and its corresponding Series, AMT Growth Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Growth Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Growth Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Growth Investments' investment program are described in the SAI.

AMT Growth Investments

         The investment objective of AMT Growth Investments and its corresponding Portfolio is to seek capital appreciation without regard to income. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Growth Investments generally invests in securities of small-, medium-, and large- capitalization companies believed to have the maximum potential for long-term capital appreciation. It does not seek to invest in securities that pay dividends or interest, and any such income is incidental.

         The Series' growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Series does not follow a policy of active trading for short-term profits. Accordingly, the Series may be more appropriate for investors with a longer-range perspective. The Series uses a "growth at a reasonable price" investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Series may purchase such securities at prices with higher multiples to measures of economic value (such as earnings or cash flow) than other Series. In addition, the Series focuses on companies with strong balance sheets and reasonable valuations relative to their growth rates. It also diversifies its investments into many companies and industries.

         Small-capitalization company stocks generally are considered to offer greater potential for appreciation than securities of companies with larger market capitalizations. Most small-capitalization company stocks pay low or no dividends, and the Series seeks long-term appreciation, rather than income. Small-capitalization company stocks also have higher risk and volatility, because most are not as broadly traded as stocks of companies with larger capitalizations and their prices thus may fluctuate more widely and abruptly. Small-capitalization company securities are also less researched and often overlooked and undervalued in the market.

Short-Term Trading; Portfolio Turnover

 While AMT Growth Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.


         The portfolio turnover rates for the Growth Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.


         It is anticipated that the annual portfolio turnover rate of AMT Growth Investments in some fiscal years may exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Growth Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Growth Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



PERFORMANCE INFORMATION

         Performance information for the Growth Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, the five-year period and ten-year period through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Growth Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         AMT Growth Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

          The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Growth Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Mark R. Goldstein and Susan Switzer are primarily responsible for the day-to-day management of the AMT Growth Investments. Mr. Goldstein is a Vice President of N&B Management and a principal of Neuberger&Berman. He has had primary responsibility for AMT Growth Investments since March 1993. Previously he was a securities analyst and portfolio manager with that firm. Susan Switzer has been an Assistant Vice President of N&B Management since March 1995, and a portfolio manager for Neuberger&Berman since January 1995. She has had primary responsibility for AMT Growth Investments since January 1995. Ms. Switzer was a research analyst and assistant portfolio manager for another money management firm from 1989 to 1994.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                 Management            Administration
                                  (Series)               (Portfolio)


GROWTH         0.55% of first $250 million                 0.30%
               0.525% of next $250 million
               0.50% of next $250 million
               0.475% of next $250 million
               0.45% of next $500 million
               0.425% of over $1.5 billion





================================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Growth Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.


FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series turnover rate.


         The primary risks in using call options are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out an option when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of options for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of options. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options contracts are considered derivatives.


FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                             INTERNATIONAL PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

International Portfolio
----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE INTERNATIONAL PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT International Investments, the International Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT International Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the International Portfolio. The investment performance of the International Portfolio will directly correspond with the investment performance of AMT International Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the International Portfolio and keep it for future reference. It contains information about the International Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE


SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  2
         The Neuberger&Berman Investment Approach ..........................  2

FINANCIAL HIGHLIGHTS........................................................  3

INVESTMENT PROGRAM..........................................................  4
         AMT International Investments .....................................  4
         Short-Term Trading.................................................  5
         Other Investments .................................................  5
         Ratings of Debt Securities.........................................  5
         Borrowings ........................................................  6

PERFORMANCE INFORMATION.....................................................  7

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...........................................  9
         The Portfolios ....................................................  9
         The Series ........................................................  9

SHARE PRICES AND NET ASSET VALUE............................................ 11

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 11
         Dividends and Other Distributions ................................. 11
         Tax Status ........................................................ 12

SPECIAL CONSIDERATIONS...................................................... 12

MANAGEMENT AND ADMINISTRATION............................................... 13
         Trustees and Officers ............................................. 13
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 13
         Expenses .......................................................... 14
         Expense Limitation................................................. 15
         Transfer and Dividend Paying Agent ................................ 15

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 16
         Distribution and Redemption of Trust Shares ....................... 16
         Distribution Plan ................................................. 16

SERVICES ................................................................... 17

DESCRIPTION OF INVESTMENTS.................................................. 17

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 22

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT International Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the International Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman        Investment                         Principal Series
Advisers Management     Objective                          Investments
Trust

INTERNATIONAL           Long-term capital appreciation    Equity securities of
   PORTFOLIO            by investing primarily in a       issuers organized and
                        diversified portfolio of equity   doing business
                        securities of foreign issuers     primarily outside the
                                                          U.S.
================================================================================

Risk Factors

          An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT International Investments, in foreign securities, options and futures contracts and zero coupon bonds. AMT International Investments may invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


         AMT International Investments seeks long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of issuers organized and doing business principally outside the United States. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the assets among economically mature countries and emerging industrialized countries. The Series will invest primarily in equity securities of medium to large capitalization companies traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. From time to time, the Series may invest a significant portion of its assets in Japan. Because the Portfolio, through the Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries. The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the United States. Most of the securities held by the Series are likely to be denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts and short selling, for hedging and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks. See "Borrowings" and "Description of Investments" in this Prospectus.


Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT International Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT International Investments uses an investment process that includes a combination of country selection and individual security selection primarily based on a value-driven investment approach. A value-oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

         Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

FINANCIAL HIGHLIGHTS


         As of December 31, 1996, AMT International Investments and the International Portfolio had not yet commenced investment operations. Accordingly, financial highlights are not available for the International Portfolio.

INVESTMENT PROGRAM

         The investment policies and limitations of the International Portfolio and its corresponding Series, AMT International Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT International Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the International Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT International Investments' investment program are described in the SAI.

AMT International Investments

         The investment objective of AMT International Investments and its corresponding Portfolio is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of foreign issuers. This investment objective is non-fundamental. Foreign issuers are issuers organized and doing business principally outside the United States and include non-U.S. governments, their agencies, and instrumentalities.


         The Series will invest primarily in equity securities of medium-to-large capitalization companies, traded on foreign exchanges. A company's capitalization is determined in relation to the principal market in which its securities are traded. The Series normally invests in issuers in at least three foreign countries. The strategy of N&B Management is to select attractive investment opportunities outside the United States, allocating the Series' assets among investments in economically mature countries and emerging industrialized countries. The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries that appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. At least 65% of the Series' total assets normally will be invested in equity securities of foreign issuers. The Series may invest more heavily in certain countries than in others. From time to time, the Series may invest a significant part of its assets in Japan. See "Description of Investments" in this Prospectus.


         The Series may also invest in foreign securities in the form of American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), International Depositary Receipts (IDRs) or other similar securities representing an interest in securities of foreign issuers, and may purchase foreign corporate and government debt securities.

         Because the Portfolio, through its corresponding Series, invests primarily in foreign securities, it may be subject to greater risks and higher expenses than equity funds that invest primarily in securities of U.S. issuers. Such risks may be even greater in emerging industrialized and less developed countries.

         The risks of investing in foreign securities include, but are not limited to, possible adverse political and economic developments in a particular country, differences between foreign and U.S. regulatory systems, and foreign securities markets that are smaller and less well-regulated than those in the United States. There is often less information publicly available about foreign issuers, and many foreign countries do not follow the financial accounting standards used in the U.S. Most of the securities held by the Series are denominated in foreign currencies, and the value of these investments can be adversely affected by fluctuations in foreign currency values. Some foreign currencies can be volatile and may be subject to governmental controls or intervention. The Series may use techniques such as options, futures, forward foreign currency exchange contracts ("forward contracts"), and short selling, for hedging purposes and in an attempt to realize income. The Series may also use leverage to facilitate transactions entered into by the Series for hedging purposes. The use of these strategies may entail special risks.

         For more details about investments of the Series, see "Description of Investments" in this Prospectus.

Short-Term Trading

         While AMT International Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.

Other Investments

         For temporary defensive purposes, AMT International Investments may invest up to 100% of its total assets in short-term foreign and U.S. investments such as cash or cash equivalents, commercial paper, short-term bank obligations, government and agency securities and repurchase agreements. The Series may also invest in such instruments to ensure adequate liquidity or to provide collateral to be held in segregated accounts.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES (ALL SERIES). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.


LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities") are considered to be below investment grade. The Series may invest up to 5% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. For purposes of this limit, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.


         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.


         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.


Borrowings

         AMT International Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings).

         The Series may borrow money from banks to facilitate transactions entered into by the Series for hedging purposes, which is a form of leverage. This leverage may exaggerate changes in the net asset value of the Portfolio's shares and the gains and losses on the Series' investments. Leverage also creates interest expenses; if those expenses exceed the return on transactions that borrowings facilitate, the Series will be in a worse position than if it had not borrowed. The use of derivatives in connection with leverage may create the potential for significant losses. The Series may pledge assets in connection with permitted borrowings.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



PERFORMANCE INFORMATION

         Performance   information  for  the  International   Portfolio  may  be
presented  from  time  to time  in  advertisements  and  sales  literature.  The
Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return may be quoted for the life of the Portfolio through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.


         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.

         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.

PERFORMANCE OF FUNDS COMPARABLE TO THE INTERNATIONAL PORTFOLIO AND AMT INTERNATIONAL INVESTMENTS. AMT International Investments and the International Portfolio have investment objectives, policies, limitations and strategies substantially similar to those of, and the same portfolio manager as, another mutual fund managed by N&B Management - Neuberger&Berman International Fund (and the International master series). The following table shows the average annual total returns of Neuberger&Berman International Fund for the 1-year period and since inception for the period ended December 31, 1996. The table also shows a comparison with the Morgan Stanley Capital International Europe, Australia, Far East Index (the "EAFE(R) Index"), an unmanaged index of non-U.S. equity market performance, which is pertinent to the Neuberger&Berman International Fund.


                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED DECEMBER 31, 1996

                                        1 Year              Since Inception
Neuberger&Berman International Fund     +23.69%            +11.68% (6/15/94)
EAFE Index                               +6.36%              +6.69%


         Prior to the inception of Neuberger&Berman International Fund, the manager of its corresponding master series, Felix Rovelli, was the manager of two other mutual funds (collectively, the "Other Funds"), each registered open-end management investment companies which had an investment objective, policies, limitations and strategies substantially similar to those of AMT International Investments and the International Portfolio (the "AMT International Funds"). Mr. Rovelli has advised the Trust that he used the same analytical methods when identifying potential investments for the Other Funds as he uses for AMT International Investments, that he was primarily responsible for the day-to-day management of the Other Funds, and that no other person played a significant role in managing the Other Funds. The composite average annual total return for the Other Funds, and the performance of the EAFE Index, for a period that approximates Mr. Rovelli's tenure as portfolio manager of one or both of the Other Funds, was as follows:

                                                      AUGUST 1, 1990
                                                      TO APRIL 30, 1994

Other Funds                                           6.42%
EAFE Index                                            5.20%


         The figures for the comparable mutual funds depicted above reflect each such fund's expense ratios, and do not reflect any sales charges imposed in connection with investment in those funds or, in the case of one of the Other Funds, any expenses or charges that apply to insurance company variable annuity or variable life insurance contracts for which such Other Fund served as the underlying investment vehicle. Although the objectives, polices, limitations and strategies of the AMT International Funds are substantially similar to Neuberger&Berman International Fund and its corresponding master series and the Other Funds, the AMT International Funds are distinct mutual funds from the mutual funds they are compared to and may have different fees, expenses, investment returns, portfolio holdings, and risk/return characteristics than such mutual funds. Historical performance of substantially similar mutual funds is not indicative of future performance of the AMT International Funds.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

          Equity securities held by AMT International Investments are valued at the last sale price on the principal exchange or in the principal over-the-counter market in which such securities are traded, as of the close of business on the day the securities are being valued, or if there are no sales, at the last available bid price. Debt obligations held by the Series are valued at the last available bid price for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality, and type. Foreign securities are translated from the local currency into U.S. dollars using current exchange rates. The Series values all other types of securities and assets, including restricted securities and securities for which market quotations are not readily available, by a method that the trustees of Managers Trust believe accurately reflects fair value. The Series portfolio securities are listed primarily on foreign exchanges which may trade on days when the NYSE is closed. As a result, the NAV of the International Portfolio may be significantly affected on days when shareholders have no access to the Portfolio.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in

Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

          The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT International Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Felix Rovelli is primarily responsible for the day-to-day management of the portfolio securities of the Series. Mr. Rovelli has been a Vice President at N&B Management since November 1995. Mr. Rovelli has had primary responsibility for AMT International Investments since June 1994. Previously, he was a Senior Vice President-Senior Equity Portfolio Manager of BNP-N&B Global Asset Management, L.P., from May 1994 to October 1995, and a first Vice President and portfolio manager of another mutual fund that invested in international equity securities, from April 1990 to April 1994.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                       Management          Administration
                                        (Series)              (Portfolio)


INTERNATIONAL        0.85% of first $250 million                  0.30%
                     0.825% of next $250 million
                     0.80% of next $250 million
                     0.775% of next $250 million
                     0.75% of next $500 million
                     0.725% of over $1.5 billion

================================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken until May 1, 1998 to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including compensation to N&B Management, but excluding taxes, interest, extraordinary expenses and brokerage commissions, that exceed, in the aggregate, 1.70% per annum of the Portfolio's average daily net asset value ("Portfolio Expense Limitation"). The Portfolio has in turn agreed to repay through December 31, 1999, expenses borne by N&B Management pursuant to the previous sentence, so long as the Portfolio Expense Limitation is not exceeded.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.

DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.

SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT International Investments as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a substantial portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be significantly affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may undercut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest up to 5% of its assets, measured at the time of investment, in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers. The Series may invest in debt securities of any rating, including those rated below investment grade and unrated securities.


FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.

         The Series may also enter into forward contracts for non-hedging purposes when N&B Management anticipates that a foreign currency will appreciate or depreciate in value, but securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. The Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency if N&B Management believes that there is a pattern of correlation between the two currencies. Cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the securities are denominated.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series may enter into futures contracts on debt securities, interest rates, and securities indices, and may purchase and sell options on such contracts on both the U.S. and foreign exchanges for hedging and non-hedging purposes.

         The Series may purchase and write put and call options on foreign currencies to protect against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Series may also use options on foreign currencies to cross-hedge. In addition, the Series may purchase call or put options on currencies for non-hedging purposes when N&B Management expects that a currency will appreciate or depreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not held in the Series. Options on foreign currencies may be traded on U.S. or foreign exchanges or over-the-counter. Options on foreign currencies which are traded in the over-the-counter market may be considered to be illiquid securities and subject to the restriction on illiquid securities. (See "Illiquid Securities," above.)

         To realize greater income than would be realized on portfolio securities transactions alone, the Series may write call and put options on any securities in which it may invest or options on any securities index based on securities in which the Series may invest. The Series will not write a call option on a security or currency unless it owns the underlying security or currency or has the right to obtain it at no additional cost.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The Series pays brokerage commissions or spreads in connection with its options transactions, as well as for purchases and sales of underlying securities or currency. The writing of options could result in significant increases in the Series' turnover rate.


         The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.

INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank from a foreign bank or U.S. branch or agency of a foreign bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

OTHER INVESTMENT COMPANIES. The Series may invest up to 10% of its total assets, measured at the time of investment, in the shares of other investment companies. Such investment may be the most practical or only manner in which the Series can participate in certain foreign markets because of the expenses involved or because other vehicles for investing in those countries may not be available at the time the Series is ready to make an investment. As a shareholder in an investment company, the Series would bear its pro rata share of that investment company's expenses. Investment in investment companies may involve the payment of substantial premiums above the value of such issuers' portfolio securities. The Series does not intend to invest in such funds unless, in the judgment of the investment adviser, the potential benefits of such investment justify the payment of any applicable premium or sales charge.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. The Series may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.


USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                         LIMITED MATURITY BOND PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Limited Maturity Bond Portfolio
----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LIMITED MATURITY BOND PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Limited Maturity Bond Investments, the Limited Maturity Bond Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Limited Maturity Bond Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Limited Maturity Bond Portfolio. The investment performance of the Limited Maturity Bond Portfolio will directly correspond with the investment performance of AMT Limited Maturity Bond Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Limited Maturity Bond Portfolio and keep it for future reference. It contains information about the Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE

SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  2

FINANCIAL HIGHLIGHTS........................................................  3
         Selected Per Share Data and Ratios.................................  3

INVESTMENT PROGRAM..........................................................  6
         AMT Limited Maturity Bond Investments..............................  6
         Short-Term Trading; Portfolio Turnover.............................  7
         Other Investments .................................................  7
         Ratings of Debt Securities.........................................  7
         Borrowings ........................................................  9
         Duration ..........................................................  9

PERFORMANCE INFORMATION..................................................... 10

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS........................................... 11
         The Portfolios .................................................... 11
         The Series ........................................................ 11

SHARE PRICES AND NET ASSET VALUE............................................ 13

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 13
         Dividends and Other Distributions ................................. 13
         Tax Status ........................................................ 14

SPECIAL CONSIDERATIONS...................................................... 14

MANAGEMENT AND ADMINISTRATION............................................... 15
         Trustees and Officers ............................................. 15
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 15
         Expenses .......................................................... 17
         Expense Limitation................................................. 17
         Transfer and Dividend Paying Agent ................................ 18

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 18
         Distribution and Redemption of Trust Shares ....................... 18
         Distribution Plan ................................................. 18

SERVICES ................................................................... 19

DESCRIPTION OF INVESTMENTS.................................................. 19

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 26

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT
Limited Maturity Bond Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Limited Maturity Bond Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman         Investment                     Principal Series
Advisers Management      Objective                      Investments
Trust
                         Highest current income         Short to intermediate
LIMITED MATURITY BOND    consistent with low risk to    term debt securities,
   PORTFOLIO             principal and liquidity; and   primarily investment
                         secondarily, total return      grade

================================================================================

Risk Factors

          An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Limited Maturity Bond Investments, in foreign securities, options and futures contracts, zero coupon bonds, and debt securities rated below investment grade. AMT Limited Maturity Bond Investments invests in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.

         AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Limited Maturity Bond Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Limited Maturity Bond Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Limited Maturity Bond Investments and the performance of the Limited Maturity Bond Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Limited Maturity Bond Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Series' Financial Statements and notes thereto.(1)

                                                                Year Ended December 31,
                                     1996(2)             1995(2)        1994            1993              1992
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year   $14.71              $14.02         $14.66          $14.33            $14.32
---------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income              .92                 .82            .78             .84               1.03
  Net Gains or Losses on Securities
    (both realized and unrealized)   (.34)               .65            (.80)           .08               (.33)
                                    ---------------------------------------------------------------------------------------------

    Total From Investment Operations .58                 1.47           (.02)           .92               .70
---------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                         (1.24)              (.78)          (.55)           (.52)             (.66)
  Distributions (from capital gains)  ----                ----          (.07)           (.07)             (.03)
                                    ---------------------------------------------------------------------------------------------

     Total Distributions             (1.24)              (.78)          (.62)           (.59)             (.69)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year         $14.05              $14.71         $14.02          $14.66            $14.33
---------------------------------------------------------------------------------------------------------------------------------

Total Return(6)                      +4.31%              +10.94%        -.15%           +6.63%            +5.18%
---------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year
(in millions)                        $256.9              $238.9         $344.8          $343.5            $187.0
                                    ---------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets                   .78%                .71%           .66%            .64%              .64%
                                    ---------------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                          6.01%               5.99%          5.42%           5.19%             5.80%
                                    ---------------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)            ----                  27%            90%            159%              114%
                                    ---------------------------------------------------------------------------------------------


                                     - 4 -


                                       1991                  1990             1989            1988(3)        1987
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year    $13.62                $13.48           $13.01          $12.14         $13.62
------------------------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                 1.04                  1.15             1.12             .92           1.00
  Net Gains or Losses on Securities
    (both realized and unrealized)       .43                  (.10)(4)          .20            (.05)          (.60)
                                    ------------------------------------------------------------------------------------------------

    Total From Investment Operations    1.47                  1.05             1.32             .87            .40
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net investment
     income)                            (.77)                 (.91)           (.85)               -           (1.62)
  Distributions (from capital gains)      --                     -               -                -            (.26)
                                    ------------------------------------------------------------------------------------------------

     Total Distributions                (.77)                 (.91)           (.85)               -           (1.88)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year          $14.32                $13.62           $13.48            $13.01        $12.14
------------------------------------------------------------------------------------------------------------------------------------

Total Return(6)                       +11.34%                +8.32%          +10.77%            +7.17%        +2.89%
------------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data             $ 83.0
  Net Assets, End of Year
(in millions)                                                $46.0           $31.5             $25.4         $19.0
                                    ------------------------------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets                   .68%                   .76%           .88%             1.01%          .99%
                                    ------------------------------------------------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                           6.61%                7.66%           8.11%             7.15%         7.36%
                                    ------------------------------------------------------------------------------------------------

  Portfolio Turnover Rate(5)               77%                 124%            116%              197%           24%
                                    ------------------------------------------------------------------------------------------------


         NOTES:

1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3) On May 2, 1988, the predecessor of the Portfolio changed its primary investment objective to obtain the highest current income consistent with low risk to principal and liquidity through investments in limited maturity debt securities.
4) The amounts shown at this caption for a share outstanding throughout the year may not accord with the change in aggregate gains and losses in securities for the year because of the timing of sales and repurchases of Portfolio shares in relation to fluctuating market values for the Portfolio.
5) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Limited Maturity Bond Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 78% and 132%, respectively.


6) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and inclusion of these charges would reduce the total return figures for all years shown.

INVESTMENT PROGRAM

         The investment policies and limitations of the Limited Maturity Bond Portfolio and its corresponding Series, AMT Limited Maturity Bond Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Limited Maturity Bond Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Limited Maturity Bond Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non- fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Limited Maturity Bond Investments' investment program are described in the SAI.

AMT Limited Maturity Bond Investments

         The investment objective of AMT Limited Maturity Bond Investments and the Limited Maturity Bond Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.


         AMT Limited Maturity Bond Investments invests in a diversified portfolio primarily consisting of U.S. Government and Agency securities and investment grade debt securities issued by financial institutions, corporations, and others. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Group ("S&P"), or another nationally recognized statistical rating organization ("NRSRO"). Securities in which the Series may invest include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Series may invest in fixed, variable or inflation-indexed debt securities.

         AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in fixed-income securities that are below investment grade, including comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. AMT Limited Maturity Bond Investments will invest in debt securities rated no lower than B by Moody's or S&P or, if unrated by either of those entities, comparable unrated securities. AMT Limited Maturity Bond Investments may invest up to 5% of its net assets, measured at the time of investment, in municipal securities when N&B Management believes such securities may outperform other available issues. The Series may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Series' dollar-weighted average portfolio duration may range up to four years, although the Series may invest in individual securities of any duration. The Series' dollar-weighted average maturity may range up to five years. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

Short-Term Trading; Portfolio Turnover

         While AMT Limited Maturity Bond Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.


         The portfolio turnover rates for the Limited Maturity Bond Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May 1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.


         It is anticipated that the annual portfolio turnover rate of AMT Limited Maturity Bond Investments in some fiscal years may exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Limited Maturity Bond Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing, and may adopt shorter weighted average duration than normal.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as S&P, Moody's, Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.


LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT Limited Maturity

Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities that are below investment grade, but rated no lower than B by Moody's or S&P, or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.


         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.


         The following table shows the ratings of debt securities held by AMT Limited Maturity Bond Investments during the year ended December 31, 1996. The percentages in each category represent the average of dollar-weighted month-end holdings during this period. These percentages are historical only and are not necessarily representative of the ratings of current and future holdings. During this period, the Series did not invest in any unrated corporate securities.

                                 Moody's                   S&P
                          (as a % of investments)    (as a % of investments)
Investment Grade               Rating       Average     Rating       Average

Treasury/Agency**            TSY/AGY         21.43%     TSY/AGY       21.43%
Highest quality                Aaa           23.74%       AAA         23.74%
High quality                    Aa            2.75%        AA          0.25%
Upper-Medium grade               A           24.81%         A         25.22%
Medium grade                   Baa           14.08%       BBB         20.26%

Lower Quality***
Moderately speculative          Ba           11.31%        BB         6.90%
Speculative                     B             1.88%        B          2.20%
Highly Speculative             Caa            --          CCC         --
Poor Quality                    Ca            --           CC         --
Lowest quality, no interest     C             --           C          --
In default, in arrears         --             --           D          --
Total                                         100%                    100%


* As of May 1, 1996, the Series was authorized to invest up to 10% of its net assets in debt securities that are below investment grade.

**       U.S. Government and Agency Securities are not rated by Moody's or S&P.

***      Includes securities rated investment grade by other NRSROs.


Borrowings

AMT Limited Maturity Bond Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements for purposes of this limitation.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, the Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.


Duration

         Duration is a measure of the sensitivity of debt securities to changes in market interest rates, based on the entire cash flow associated with the securities, including payments occurring before the final repayment of principal. N&B Management utilizes duration as a tool in portfolio selection instead of the more traditional measure known as "term to maturity" in portfolio selection for AMT Limited Maturity Bond Investments. "Term to maturity" measures only the time until a debt security provides its final payment, taking no account of the pattern of the security's payments prior to maturity. Duration incorporates a bond's yield, coupon interest payments, final maturity and call features into one measure. Duration therefore provides a more accurate measurement of a bond's likely price change in response to a given change in market interest rates. The longer the duration, the greater the bond's price movement will be as interest rates change. For any fixed income security with interest payments accruing prior to the payment of principal, duration is always less than maturity.

         Futures, options, and options on futures have durations which are generally related to the duration of the securities underlying them. Holding long futures or call option positions will lengthen the Series' duration by approximately the same amount as would holding an equivalent amount of the underlying securities. Short futures or put options have durations roughly equal to the negative duration of the securities that underlie these positions, and have the effect of reducing portfolio duration by approximately the same amount as would selling an equivalent amount of the underlying securities.

         There are some situations where even the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage-backed securities. The stated final maturity of such securities is generally 30 years, but current and expected prepayment rates are critical in determining the securities' interest rate exposure. In these and other similar situations, N&B Management, where permitted, will use more sophisticated analytical techniques that incorporate the expected economic life of a security into the determination of its interest rate exposure.


PERFORMANCE INFORMATION

         Performance information for the Limited Maturity Bond Portfolio may be presented from time to time in advertisements and sales literature. The
Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period, five-year period and ten-year period through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.

PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Limited Maturity Bond Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         The Series generally values its securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of Managers Trust believe accurately reflects fair market value. The Series periodically verifies valuations provided by pricing services. Short-term securities with remaining maturities of less than 60 days may be valued at cost which, when combined with interest earned, approximates market value.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Limited Maturity Bond Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.


         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         The Limited Maturity Bond Portfolio will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series of Managers Trust, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

          Thomas G. Wolfe and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Limited Maturity Bond Investments. Mr. Wolfe has been primarily responsible for AMT Limited Maturity Bond Investments since October 1995. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993, and a Vice President of N&B Management since October 1995. From November 1987 to June 1993, he was Vice President in the Corporate Finance Department of Standard & Poor's Rating Group.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                           Management     Administration
                                            (Series)        (Portfolio)


LIMITED MATURITY BOND    0.25% of first $500 million          0.40%
                         0.225% of next $500 million
                         0.20% of next $500 million
                         0.175% of next $500 million
                         0.15% of over $2 billion


================================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust allocated on the basis of the net assets of the respective Series.

Expense Limitation

N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolios' assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Limited Maturity Bond Investments make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association "(FNMA)", Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

INFLATION-INDEXED SECURITIES. The Series may invest in U.S. Treasury securities and securities of other issuers whose principal value is adjusted daily in accordance with changes to the Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value. The prices of inflation-indexed securities decline in periods of deflation, but holders at maturity receive no less than par. If inflation is lower than expected over the life of the security, the Series may earn less on it than on a conventional bond. Any increase in principal value is taxable in the year the increase occurs, even though holders do not receive cash representing the increase until the security matures. Changes in market interest rates from causes other than inflation will likely affect the market prices of inflation-indexed securities in the same manner as conventional bonds. The U.S. Treasury and other issuers have only recently begun issuing inflation-indexed bonds. As such, there is little trading history of these securities, and there can be no assurance that a liquid trading market in these instruments will develop, although one is expected. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that the Series may be forced to liquidate positions when it would not be advantageous to do so.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may under cut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.


FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.

PUT AND CALL OPTIONS, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The Series may try to manage portfolio duration by entering into interest-rate futures contracts traded on futures exchanges and purchasing and writing options on futures contracts.

         The Series may try to reduce the risk of securities price changes and expected changes in prevailing currency exchange rates (hedge) and may write covered call options and purchase put options on debt securities in its portfolio or on foreign currencies for hedging purposes or for the purpose of producing income. The Series will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including transactional expense, price volatility and a high degree of leverage. The Series may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.

         The writing and purchasing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.


         The primary risks in using put and call options, futures contracts, and options on futures contracts, and forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the use of Hedging Instruments is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities;
(4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of these instruments. When the Series uses Hedging Instruments, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Futures, options and forward contracts are considered derivatives. Losses that may arise from certain futures transactions are potentially unlimited.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.


INDEXED SECURITIES. The Series may invest in indexed securities whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Most indexed securities are short-to-intermediate term fixed-income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and indexed securities may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.


REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. In a dollar roll, the Series sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

         The Series may invest in trust preferred securities, which are a type of asset-backed security. Trust preferred securities represent interests in a trust formed by a parent company to finance its operations. The trust sells preferred shares and invests the proceeds in debt securities of the parent. This debt may be subordinated and unsecured. Income payments on the trust preferred securities match the interest payments on the debt securities; if no interest is paid on the debt securities, the trust will not make current payments on its preferred securities. Unlike typical asset-backed securities, which have many underlying payors and are usually overcollateralized, trust preferred securities have only one underlying payor and are not overcollateralized. Issuers of trust preferred securities and their parents currently enjoy favorable tax treatment. If the tax characterization of trust preferred securities were to change, they could be redeemed by the issuers, which could result in a loss to the Series.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.

MUNICIPAL OBLIGATIONS. Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax preference item for purposes of the federal alternative minimum tax - which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Efforts are underway that may result in a "flat tax" or other restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Liquid Asset Portfolio
----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE LIQUID ASSET PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Liquid Asset Investments, the Liquid Asset Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Liquid Asset Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Liquid Asset Portfolio. The investment performance of the Liquid Asset Portfolio will directly correspond with the investment performance of AMT Liquid Asset Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         An investment in the Liquid Asset Portfolio, as in any mutual fund, is neither insured nor guaranteed by the U.S. Government. Although the Liquid Asset Portfolio seeks to maintain a net asset value of $1.00 per share, there is no assurance that it will be able to do so.

         Please read this Prospectus before investing in the Liquid Asset Portfolio and keep it for future reference. It contains information about the Liquid Asset Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the
Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE


SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  1

FINANCIAL HIGHLIGHTS........................................................  2
         Selected Per Share Data and Ratios.................................  2

INVESTMENT PROGRAM..........................................................  5
         AMT Liquid Asset Investments.......................................  5
         Short-Term Trading.................................................  5
         Other Investments .................................................  6
         Ratings of Debt Securities.........................................  6
         Borrowings.........................................................  6

PERFORMANCE INFORMATION.....................................................  7

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...........................................  7
         The Portfolios.....................................................  7
         The Series ........................................................  8

SHARE PRICES AND NET ASSET VALUE............................................  9

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 10
         Dividends and Other Distributions.................................. 10
         Tax Status......................................................... 10

SPECIAL CONSIDERATIONS...................................................... 11

MANAGEMENT AND ADMINISTRATION............................................... 12
         Trustees and Officers ............................................. 12
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 12
         Expenses .......................................................... 13
         Expense Limitation................................................. 14
         Transfer and Dividend Paying Agent................................. 14

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 14
         Distribution and Redemption of Trust Shares........................ 14
         Distribution Plan ................................................. 15

SERVICES ................................................................... 15

DESCRIPTION OF INVESTMENTS.................................................. 15

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 18

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Liquid Asset Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Liquid Asset Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman            Investment                Principal Series
Advisers Management Trust   Objective                 Investments

LIQUID ASSET PORTFOLIO      Highest current income    High-quality money market
                            consistent with safety    instruments of government
                            and liquidity             and non-government issuers

================================================================================

Risk Factors

         An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Liquid Asset Investments, in foreign securities and zero coupon bonds. AMT Liquid Asset Investments invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.

Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Liquid Asset Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Liquid Asset Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Liquid Asset Investments and the performance of the Liquid Asset Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Liquid Asset Portfolio
--------------------------------------------------------------------------------



         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding
Series' Financial Statements and notes thereto.

                                                                 Year Ended December 31,
                                             1996(1)      1995(1)        1994        1993         1992
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year          $1.0000      $  .9997       $1.0009     $1.0002    $1.0001
--------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                       .0443         .0493         .0328       .0233      .0320
  Net Gains or Losses on Securities         (.0001)(4)      .0003           -         .0014      .0002
                                          --------------------------------------------------------------------------

    Total From Investment Operations          .0442         .0496         .0328       .0247      .0322
--------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                      (.0443)       (.0493)       (.0328)    (.0233)      (.0320)

  Distributions (from capital gains)            -              -         (.0012)    (.0007)      (.0001)
                                          --------------------------------------------------------------------------

    Total Distributions                      (.0443)       (.0493)       (.0340)    (.0240)      (.0321)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                 $.9999        $1.0000       $.9997    $1.0009     $1.0002
--------------------------------------------------------------------------------------------------------------------

Total Return(3)                             +4.52%         +5.04%        +3.46%    +2.43%      +3.25%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)    $13.5           $31.9           $5.3      $6.8        $25.4
                                          --------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                    1.00%        1.01%           1.02%     .88%          .72%
                                          --------------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)                 4.44%        4.90%           3.28%    2.34%         3.19%
                                          --------------------------------------------------------------------------




                                            1991          1990           1989          1988         1987
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year        $.9999        $.9998         $.9998        $1.0000      $1.0002
--------------------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                    .0547         .0730          .0826         .0648         .0550
  Net Gains or Losses on Securitis         .0002         .0001             -         (.0002)        .0001
                                           -------------------------------------------------------------------------

    Total From Investment Operations       .0549         .0731          .0826         .0646         .0551
--------------------------------------------------------------------------------------------------------------------

Less Distributions
  Dividends (from net
     investment income)                   (.0547)       (.0730)        (.0826)       (.0648)      (.0550)
  Distributions (from capital gains)           -           -              -             -         (.0003)
                                           -------------------------------------------------------------------------

    Total Distributions                   (.0547)       (.0730)        (.0826)       (.0648)      (.0553)
--------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year              $1.0001      $.9999         $.9998        $.9998        $1.0000
--------------------------------------------------------------------------------------------------------------------

Total Return(3)                           +5.61%       +7.55%         +8.58%        +6.68%        +5.67%
--------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)    $21.5        $21.5          $11.5         $9.3          $8.1
                                           -------------------------------------------------------------------------

  Ratio of Expenses to
    Average Net Assets(2)                   .74%         .88%          1.00%         1.00%         1.00%
                                           -------------------------------------------------------------------------

  Ratio of Net Investment Income
    to Average Net Assets(2)               5.47%        7.30%          8.28%         6.52%         5.69%
                                           -------------------------------------------------------------------------

         NOTES:
1)       The per share  amounts and ratios  which are shown  reflect  income and expenses,  including the Portfolio's proportionate share of the Series'
         income and expenses.
2)       After  reimbursement of expenses by N&B Management as described in this
         Prospectus  under  "Expense  Limitation."  Had  such  action  not  been undertaken, the annualized ratios of expenses and net investment income
         to  average   daily  net  assets  would  have  been  1.21%  and  4.23%,
         respectively,  for the year ended December 31, 1996, 1.25% and 4.66% in
         1995,  respectively,  1.03% and 3.27% in 1994, 1.03% and 8.25% in 1989,
         1.25% and 6.27% in 1988, and 1.52% and 5.17% in 1987, respectively.
         There was no  reduction of expenses for the years ended December 31,
         1990 through and including 1993.
3)       Total return based on per share net asset value reflects the effects of changes in net asset value on the  performance of the Portfolio  during each year and assumes dividends and capital gain distributions, if any,
         were  reinvested.   Results  represent  past  performance  and  do  not
         guarantee  future  results.   Investment   returns  and  principal  may
         fluctuate  and  shares  when  redeemed  may be worth  more or less than original  cost.  Total  return  figures  would  have been  lower if N&B
         Management  had not  reimbursed  certain  expenses.  The  total  return information  shown does not reflect expenses that apply to the separate account or the  related  insurance  policies,  and  inclusion  of these charges would reduce the total return figures for all years shown.
4)       The amounts  shown at this caption for a share  outstanding  throughout the period may not accord with the change in aggregate gains and losses in  securities  for the  period  because  of the  timing  of sales  and repurchases of Portfolio shares.


INVESTMENT PROGRAM

         The investment policies and limitations of the Liquid Asset Portfolio and its corresponding Series, AMT Liquid Asset Investments, are identical. The Portfolio invests only in its corresponding series. Therefore, the following shows you the kinds of securities in which AMT Liquid Asset Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Liquid Asset Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Liquid Asset Investments' investment program are described in the SAI.

AMT Liquid Asset Investments

         The investment objective of AMT Liquid Asset Investments and its corresponding Portfolio is to provide the highest current income consistent with safety and liquidity. This investment objective is fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the Portfolio and Series.

         AMT Liquid Asset Investments invests in a portfolio of debt instruments with remaining maturities of 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days. The Series uses the amortized cost method of valuation to enable the Portfolio to maintain a stable $1.00 share price, which means that while Portfolio shares earn income, they should be worth the same when the shareholder sells them as when the shareholder buys them. Of course, there is no guarantee that the Portfolio will be able to maintain a $1.00 share price.

         AMT Liquid Asset Investments invests in high quality U.S. dollar-denominated money market instruments of U.S. and foreign issuers, including governments and their agencies and instrumentalities, banks and other financial institutions, and corporations, and may invest in repurchase agreements with respect to these instruments. The Series may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks.

Short-Term Trading

         While AMT Liquid Asset Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.

Other Investments

         For temporary defensive purposes, AMT Liquid Asset Investments may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing. Also, for temporary defensive purposes, the Series may adopt shorter weighted average maturity than normal.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality. If a security has been rated by two or more NRSROs, at least two of them must have given the security a high quality rating in order for AMT Liquid Asset Investments to invest in that security.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.

         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

         AMT Liquid Asset Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.


PERFORMANCE INFORMATION

         From time to time, the Liquid Asset Portfolio's annualized "yield" and "effective yield" may be presented in advertisements and sales literature. The Portfolio's "yield" represents an annualization of the increase in value of an account (excluding any capital changes) invested in the Portfolio for a specific seven-day period. The Portfolio's "effective yield" compounds such yield for a year and thus is greater than the Portfolio's yield.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.


INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Liquid Asset Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time. AMT Liquid Asset Investments, in accordance with Rule 2a-7 under the 1940 Act, will use the amortized cost method of valuation to enable it to try to maintain a stable NAV of $1.00 per share. The Series values its securities at their cost at the time of purchase and assumes a constant amortization to maturity of any discount or premium.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Portfolio at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies, except for one Portfolio which also offers its shares to Qualified Plans. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.

SPECIAL CONSIDERATIONS

          The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Liquid Asset Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.

MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Theodore P. Giuliano is a principal of Neuberger&Berman and a director and Vice President of N&B Management. Mr. Giuliano is the Manager of the Fixed Income Group of Neuberger&Berman, which he helped to establish in 1984. The Fixed Income Group manages fixed income accounts that had approximately $10.5 billion of assets as of December 31, 1996.

         Josephine P. Mahaney and Mr. Giuliano are primarily responsible for the day-to-day management of AMT Liquid Asset Investments. Ms. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, and a Vice President of N&B Management since 1994, has been primarily responsible for AMT Liquid Asset Investments since January 1993.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for all Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                                   Management             Administration
                                    (Series)               (Portfolio)

LIQUID ASSET     0.25% of first $500 million                 0.40%
                 0.225% of next $500 million
                 0.20% of next $500 million
                 0.175% of next $500 million
                 0.15% of over $2 billion


================================================================================

         The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, including the compensation of N&B Management, and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Liquid Asset Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.


U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association

("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing
Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 10% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.


FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities.

         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.

REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government Agency mortgage-backed securities, which are issued or guaranteed by a U.S. Government Agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government Agency mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life and duration of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Series when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities, increasing their sensitivity to interest rate changes.


ASSET-BACKED SECURITIES. Asset-backed securities represent interests in, or are secured by and payable from pools of assets, such as consumer loans, CARS(sm) ("Certificates for Automobile Receivables"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans. The risk that recovery on repossessed collateral might be unavailable, or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.

SHORT SELLING. The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities have interest rate adjustment formulas that help to stabilize their market value. Many of these instruments carry a demand feature which permits the Series to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. The Series may rely on such instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, the Series calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. The Series may not purchase a security restricted to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities that are illiquid. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                               PARTNERS PORTFOLIO
                                NEUBERGER&BERMAN
                            ADVISERS MANAGEMENT TRUST
                                   Prospectus
                                   May 1, 1997

        Neuberger&Berman

ADVISERS MANAGEMENT TRUST

Partners Portfolio
----------------------------------------


         Neuberger&Berman ADVISERS MANAGEMENT TRUST (the "Trust") is intended to meet differing investment objectives and currently is comprised of seven separate Portfolios, one of which is offered herein. While each portfolio (each a "Portfolio" and collectively, "Portfolios") issues its own class of shares, which in some instances have rights separate from other classes of shares, the Trust is one entity with respect to certain important items (e.g., certain voting rights).


         Shares of the Trust are offered to life insurance companies ("Life Companies") for allocation to certain of their separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies ("Variable Contracts"). Shares of one of the Portfolios are also offered directly to qualified pension and retirement plans ("Qualified Plans").

         THIS PROSPECTUS CONTAINS INFORMATION PERTAINING TO THE PARTNERS PORTFOLIO ONLY.
----------------------------------------

         Each Portfolio invests all of its net investable assets in its corresponding series (each a "Series") of Advisers Managers Trust ("Managers Trust"), an open-end management investment company. AMT Partners Investments, the Partners Portfolio's corresponding Series, is managed by Neuberger&Berman Management Incorporated ("N&B Management"). AMT Partners Investments invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Partners Portfolio. The investment performance of the Partners Portfolio will directly correspond with the investment performance of AMT Partners Investments. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this unique structure that you should consider, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __.

         Please read this Prospectus before investing in the Partners Portfolio and keep it for future reference. It contains information about the Partners Portfolio that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Portfolios and the Series, dated May 1, 1997, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         The SEC maintains an internet site at http://www.sec.gov that contains the Prospectus, SAI, material incorporated by reference, and other information regarding the Portfolios and the Series.

         MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

         THESE   SECURITIES  HAVE  NOT  BEEN  APPROVED  OR  DISAPPROVED  BY  THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The purchaser of a Variable Contract should read this Prospectus in conjunction with the prospectus for his or her Variable Contract.


                  Date of Prospectus:  May 1, 1997

                             TABLE OF CONTENTS PAGE


SUMMARY  ...................................................................  1
         The Portfolios and Series..........................................  1
         Risk Factors.......................................................  1
         Management.........................................................  1
         The Neuberger&Berman Investment Approach ..........................  2

FINANCIAL HIGHLIGHTS........................................................  3
         Selected Per Share Data and Ratios.................................  3

INVESTMENT PROGRAM..........................................................  6
         AMT Partners Investments...........................................  6
         Short-Term Trading; Portfolio Turnover.............................  6
         Other Investments .................................................  7
         Ratings of Debt Securities.........................................  7
         Borrowings ........................................................  8

PERFORMANCE INFORMATION.....................................................  8

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS...........................................  9
         The Portfolios ....................................................  9
         The Series ........................................................ 10

SHARE PRICES AND NET ASSET VALUE............................................ 11

DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS............................... 12
         Dividends and Other Distributions ................................. 12
         Tax Status ........................................................ 12

SPECIAL CONSIDERATIONS...................................................... 12

MANAGEMENT AND ADMINISTRATION............................................... 14
         Trustees and Officers ............................................. 14
         Investment Manager, Administrator, Sub-Adviser and Distributor .... 14
         Expenses .......................................................... 15
         Expense Limitation................................................. 16
         Transfer and Dividend Paying Agent ................................ 16

DISTRIBUTION AND REDEMPTION OF TRUST SHARES................................. 16
         Distribution and Redemption of Trust Shares ....................... 16
         Distribution Plan ................................................. 17

SERVICES ................................................................... 17

DESCRIPTION OF INVESTMENTS.................................................. 17

USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION......................................... 22

SUMMARY

The Portfolios and Series

         Each Portfolio of the Trust invests in a corresponding Series of Managers Trust that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Portfolio. The trustees of the Trust believe that this "master/feeder fund" structure may benefit shareholders. For more information about the organization of the Portfolios and the Series, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page __. For more details about AMT Partners Investments, its investments and their risks, see "Investment Program" on page __, "Ratings of Debt Securities" on page __, "Borrowings" on page __, and "Description of Investments" on page __.


         A summary of important features of the Partners Portfolio and its corresponding Series appears below. You should also read the complete descriptions of the Portfolio and its corresponding Series' investment objectives and policies, which begin on page __, and related information. Of course, there can be no assurance that the Portfolio will meet its investment objective.



Neuberger&Berman          Investment           Principal Series
Advisers Management       Objective            Investments
Trust

PARTNERS PORTFOLIO        Capital growth       Common stocks and other
                                               equity securities of medium to
                                               large capitalization established
                                               companies
================================================================================

Risk Factors

          An investment in any Portfolio involves certain risks, depending upon the types of investments made by its corresponding Series. Special risk factors apply to investments, which may be made by AMT Partners Investments, in foreign securities, options contracts, zero coupon bonds, and debt securities rated below investment grade. AMT Partners Investments may invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security.


         AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities that are below investment grade or, if unrated, deemed by N&B Management to be of comparable quality ("comparable unrated securities"). Securities that are below investment grade as well as unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower-rated securities, see "Ratings of Debt Securities" in this Prospectus and "Fixed Income Securities" in the SAI.



Management

         N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for AMT Partners Investments. N&B Management also provides administrative services to the Series and the Portfolio and acts as distributor of the shares of the Portfolio. See "Management and Administration" in this Prospectus.

The Neuberger&Berman Investment Approach

         AMT Partners Investments is managed using the value-oriented investment approach. A value- oriented portfolio manager buys stocks that are selling for less than their perceived market value. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

         Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio--that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

         Neuberger&Berman believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic value. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

FINANCIAL HIGHLIGHTS

Selected Per Share Data and Ratios


         The financial information in the following table for the Partners Portfolio as of December 31, 1996 has been audited by its independent auditors. You may obtain further information about AMT Partners Investments and the performance of the Partners Portfolio at no cost in the Trust's annual report to shareholders. The auditor's reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for free copies of the annual report. Also, see "Performance Information" in this Prospectus.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust

Partners Portfolio
---------------------------------------------------------------------------------------------------------


         The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding
Series' Financial Statements and notes thereto.(1)

                                                         Period from
                                                  Year Ended December 31,

                                                                                  March 22, 1994(3) to
                                                 1996(2)          1995(2)         December 31, 1994
---------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year            $13.23               $9.77             $10.00
---------------------------------------------------------------------------------------------------------

Income From Investment Operations
  Net Investment Income                          .10                 .11                .03
  Net Gains or Losses on Securities (both
    realized and unrealized)                    3.69                3.43               (.26)
                                                ---------------------------------------------------------

    Total From Investment Operations             3.79                3.54               (.23)

---------------------------------------------------------------------------------------------------------

  Less Distributions
    Dividends (from net investment income)       (.04)               (.01)              --
    Distributions (from capital gains)           (.50)               (.07)              --
                                                ---------------------------------------------------------

     Total Distributions                         (.54)               (.08)              --
---------------------------------------------------------------------------------------------------------

Net Asset Value, End of Year                     $16.48              $13.23             $9.77
---------------------------------------------------------------------------------------------------------

Total Return(7)                                  +29.57%             +36.47%            -2.30%(4)
---------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
  Net Assets, End of Year (in millions)          $705.4              $207.5             $9.4
                                                ---------------------------------------------------------

  Ratio of Expenses to Average Net Assets        .95%                1.09%              1.75%(5)
                                                ---------------------------------------------------------

  Ratio of Net Investment
    Income to Average
    Net Assets                                   .60%                .97%               .45%(5)
                                                ---------------------------------------------------------

  Portfolio Turnover Rate(6)                     -                   76%                90%
                                                ---------------------------------------------------------


Partners Portfolio

NOTES:
1) The per share amounts which are shown have been computed based on the average number of shares outstanding during each year.
2) The per share amounts and ratios which are shown reflect income and expenses, including the Portfolio's proportionate share of the Series' income and expenses.
3)       The date investment operations commenced.
4)       Not annualized.
5)       Annualized.
6) The Portfolio transferred all of its investment securities into its Series on April 28, 1995. After that date the Portfolio invested only in its Series and that Series, rather than the Portfolio, engaged in securities transactions. Therefore, after that date the Portfolio had no portfolio turnover rate. The portfolio turnover rates for AMT Partners Investments for the period from May 1, 1995 to December 31, 1995 and the year ended December 31, 1996 were 98%, and 118%, respectively.


7) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Portfolio during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

INVESTMENT PROGRAM

         The investment policies and limitations of the Partners Portfolio and its corresponding Series, AMT Partners Investments, are identical. The Portfolio invests only in its corresponding Series. Therefore, the following shows you the kinds of securities in which AMT Partners Investments invests. For an explanation of some types of investments, see "Description of Investments" on page __.


         Investment policies and limitations of the Partners Portfolio and its corresponding Series are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies and limitations may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust without shareholder approval. There can be no assurance that the Series and the Portfolio will achieve their objectives. The Portfolio, by itself, does not represent a comprehensive investment program.


         Additional investment techniques, features, and limitations concerning AMT Partners Investments' investment program are described in the SAI.

AMT Partners Investments

         The  investment   objective  of  AMT  Partners   Investments   and  its
corresponding Portfolio is to seek capital growth. This investment objective is non-fundamental.


         AMT Partners Investments invests principally in common stocks of medium to large capitalization established companies, using the value-oriented investment approach. The Series seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.

         N&B Management considers additional factors when selecting securities for the Series, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.


         Up to 15% of the Series' net assets, measured at the time of investment, may be invested in corporate debt securities that are below investment grade or in comparable unrated securities. Securities rated below investment grade as well as comparable unrated securities are often considered to be speculative and usually entail greater risk. For more information on lower rated securities, see "Ratings of Debt Securities" in this Prospectus, "Fixed Income Securities" in the SAI, and Appendix A of the SAI.

Short-Term Trading; Portfolio Turnover

         While AMT Partners Investments does not purchase securities with the intention of profiting from short-term trading, the Series may sell portfolio securities when the investment adviser believes that such action is advisable.


         The portfolio turnover rates for the Partners Portfolio and its corresponding Series, and for the predecessor of the Portfolio for the period prior to May 1, 1995, for 1996 and earlier years are set forth under "Financial Highlights" in this Prospectus. The portfolio turnover rates for the Series after May

1, 1995 are set forth in the Trust's annual report to shareholders and in the "Notes to Financial Highlights" in this Prospectus.

         It is anticipated that the annual portfolio turnover rate of and AMT Partners Investments generally will exceed 100%. Turnover rates in excess of 100% may result in higher costs (which are borne directly by the Series) and a possible increase in short-term capital gains (or losses).

Other Investments

         For temporary defensive purposes, AMT Partners Investments may invest up to 100% of its total assets in cash or cash equivalents, U.S. Government and Agency securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

         To the extent that the Series is invested in temporary defensive instruments, it will not be pursuing its investment objective.

Ratings of Debt Securities

HIGH QUALITY DEBT SECURITIES. High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Rating Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Services, or Duff & Phelps Credit Rating Co. in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

INVESTMENT GRADE DEBT SECURITIES. Investment grade debt securities are those receiving ratings from at least one NRSRO in one of the four highest rating categories or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities. Securities rated by Moody's in its fourth highest category (Baa) may have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.

         If the quality of securities held by the Series deteriorates so that the securities would no longer satisfy its standards, the Series will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of such securities will not exceed 5% of the Series' net assets.


LOWER-RATED SECURITIES. Debt securities rated lower than Baa by Moody's or BBB by S&P and comparable unrated securities are considered to be below investment grade. AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in debt securities that are below investment grade or comparable unrated securities. For purposes of these limits, the definition of investment grade shall be as described above under "Investment Grade Debt Securities." Securities rated below investment grade ("junk bonds") are deemed by Moody's and S&P (or foreign statistical rating organizations) to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. While such securities may be considered predominantly speculative, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured.

         Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. In the case of lower- rated securities structured as zero-coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash. The market for lower-rated securities may be thinner and less active than for higher-rated securities. N&B Management will invest in such securities only when it concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in Appendix A to the SAI.

         The value of the fixed income securities in which the Series may invest, measured in the currency in which they are denominated, is likely to decline in times of rising interest rates. Conversely, when rates fall, the value of the Series' fixed income investments may rise. The longer the period remaining to maturity, the more pronounced is the effect of interest rate changes on the value of a security.


         Further information regarding the ratings assigned to securities purchased by the Series and their meaning is included in the SAI and in the Portfolio's and Series' annual report.

Borrowings

AMT Partners Investments has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Series' total assets (including the amount borrowed) less liabilities (other than borrowings). The Series does not expect to borrow money. As a non-fundamental policy, the Series may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


         Until recently, the State of California had imposed borrowing limitations on registered variable insurance product funds. To comply with these limitations, each Series, as a matter of operating policy, had undertaken that it would not borrow more than 10% of its net asset value when borrowing for any general purpose and would not borrow more than 25% of its net asset value when borrowing as a temporary measure to facilitate redemptions. For these purposes, net asset value is the market value of all investments or assets owned less outstanding liabilities at the time that any new or additional borrowing is undertaken. The Series currently intends to comply with this borrowing restriction only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.



PERFORMANCE INFORMATION

 Performance information for the Partners Portfolio may be presented from time to time in advertisements and sales literature. The Portfolio's "yield" is calculated by dividing the Portfolio's annualized net investment income during a recent 30-day period by the Portfolio's net asset value on the last day of the period. The Portfolio's total return is quoted for the one-year period and through the most recent calendar quarter and is determined by calculating the change in value of a hypothetical $1,000 investment in the Portfolio for each of those periods. Total return calculations assume reinvestment of all Portfolio dividends and distributions from net investment income and net realized gains, respectively.

         All performance information presented for the Portfolio is based on past performance and does not predict or guarantee future performance. Share prices may vary, and shares when redeemed may be worth more or less than their original purchase price. Any Portfolio performance information presented will also include or be accompanied by performance information for the Life Company separate accounts investing in the Trust which will take into account insurance-related charges and expenses under such insurance policies and contracts. Further information regarding the Portfolio's performance is presented in the Trust's annual report to shareholders, which is available without charge by calling 800-366-6264.


         Advertisements concerning the Trust may from time to time compare the performance of the Portfolio to various indices. Advertisements may also contain the performance rankings assigned the Portfolio or its adviser by various publications and statistical services. Any such comparisons or rankings are based on past performance and the statistical computations performed by publications and services, and are not necessarily indications of future performance. Because the Portfolio is a managed investment vehicle investing, through its corresponding Series, in a wide variety of securities, the securities owned by the Series will not match those making up an index. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and that individuals cannot invest in any index.



INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

The Portfolios

          Each Portfolio is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate Portfolios. Each Portfolio invests all of its net investable assets in its corresponding Series, in each case receiving a beneficial interest in that Series. The trustees of the Trust may establish additional portfolios or classes of shares, without the approval of shareholders. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

DESCRIPTION OF SHARES. Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Portfolio represent equal proportionate interests in the assets of that Portfolio only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable under Delaware law, and shareholders have no preemptive or other right to subscribe to any additional shares.

SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Portfolios. The trustees will call special meetings of shareholders of a Portfolio only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Portfolio entitled to vote. Pursuant to current interpretations of the 1940 Act, the Life Companies will solicit voting instructions from Variable Contract owners with respect to any matters that are presented to a vote of shareholders of that Portfolio.

CERTAIN PROVISIONS OF THE TRUST INSTRUMENT. Under Delaware law, the shareholders of a Portfolio will not be personally liable for the obligations of any Portfolio; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Portfolio contain a statement that such obligation may be enforced only against the assets of the Trust or Portfolio and provides for indemnification out of Trust or Portfolio property of any shareholder nevertheless held personally liable for Trust or Portfolio obligations, respectively.

The Series


         Each Series is a separate series of Managers Trust, a New York common law trust organized as of May 24, 1994. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has seven separate Series. The assets of each Series belong only to that Series, and the liabilities of each Series are borne solely by that Series and no other.


PORTFOLIOS' INVESTMENT IN THE SERIES. Each Portfolio is a "feeder" fund that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Series (a "master" fund) having the same investment objective, policies, and limitations as the Portfolio. Accordingly, each Series directly acquires its own securities and its corresponding Portfolio acquires an indirect interest in those securities.

         Each Portfolio's investment in its corresponding Series is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Series. Currently, each Portfolio is the sole investor in its corresponding Series. It is possible that one or more Series, in the future, may permit other institutional investors, including but not necessarily limited to the managed separate accounts of life insurance companies, to invest in the Series. All investors will invest in the Series on the same terms and conditions as the Portfolios and will pay a proportionate share of the expenses of the Series. The Portfolios do not sell their shares directly to members of the general public. Other investors in the Series would not be required to sell their shares at the same offering price as a Portfolio, could have a different administration fee and expenses than a Portfolio, and might charge a sales commission. Therefore, Portfolio shareholders may have different returns than shareholders in another entity that invests exclusively in the Series.

         A Portfolio's investment in its corresponding Series may be affected by the actions of other large investors in the Series, if any. For example, if a large investor in a Series other than a Portfolio redeemed its interest in the Series, the Series' remaining investors (including the Portfolio) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.

         Each Portfolio may withdraw its entire investment from its corresponding Series at any time, if the trustees of the Trust determine that it is in the best interests of the Portfolio and its shareholders to do so. A Portfolio might withdraw, for example, if there were other investors in the Series with power to, and who did by a vote of all investors (including the Portfolio), change the investment objective, policies, or limitations of the Series in a manner not acceptable to the trustees of the Trust.

A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Series. That distribution could result in a less diversified portfolio of investments for the Portfolio and could affect adversely the liquidity of the Portfolio's investment portfolio. If a Portfolio decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Portfolio withdrew its investment from a Series, the trustees would consider what action might be taken, including the investment of all of the Portfolio's net investable assets in another pooled investment entity having substantially the same investment objective as the Portfolio or the retention by the Portfolio of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Portfolio to find a suitable replacement could have a significant impact on shareholders.

INVESTOR MEETINGS AND VOTING. Each Series normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Series will be entitled to vote in proportion to its relative beneficial interest in the Series. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Portfolio will solicit proxies from its shareholders and will vote its interest in the Series in proportion to the votes cast by the Portfolio's shareholders. Pursuant to current interpretations of the 1940 Act, the Life Companies who are shareholders of the Portfolio will solicit voting instructions from contract owners with respect to any matters that are presented to a vote of Portfolio shareholders. If there are other investors in a Series, there can be no assurance that any issue that receives a majority of the votes cast by Portfolio shareholders will receive a majority of votes cast by all Series investors; indeed, if other investors hold a majority interest in the Series, they could have voting control of the Series.

CERTAIN PROVISIONS. Each investor in a Series, including a Portfolio, will be liable for all obligations of the Series, but not of the other Series. However, the risk of an investor in a Series incurring financial loss on account of such liability would be limited to circumstances in which the Series had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Series, investors would be entitled to share pro rata in the net assets of the Series available for distribution to investors.


SHARE PRICES AND NET ASSET VALUE

         The Partners Portfolio's shares are bought or sold at a price that is the Portfolio's net asset value ("NAV") per share. The NAVs for the Portfolio and its corresponding Series are calculated by subtracting liabilities from total assets (in the case of the Series, the market value of the securities the Series holds plus cash and other assets; in the case of the Portfolio, its percentage interest in its corresponding Series, multiplied by the Series' NAV, plus any other assets). The Portfolio's per share NAV is calculated by dividing its NAV by the number of Portfolio shares outstanding and rounding the result to the nearest full cent.

         The Portfolio and its corresponding Series calculate their NAVs as of the close of regular trading on The New York Stock Exchange ("NYSE"), usually 4 p.m. Eastern time.

         AMT Partners Investments values its equity securities (including options) listed on the NYSE, the American Stock Exchange ("AMex"), other national exchanges, or the NASDAQ market, and other securities for which market quotations are readily available, at the latest sale price on the day NAV is calculated. If there is no reported sale of such a security on that day, that security is valued at the mean between its closing bid and asked prices. The Series value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


DIVIDENDS, OTHER DISTRIBUTIONS AND TAX STATUS

Dividends and Other Distributions

         The Partners Portfolio annually distributes substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses), net realized capital gains from investment transactions, and net realized gains from foreign currency transactions, if any, normally in February.

         The Portfolio offers its shares solely to separate accounts of the Life Companies. All dividends and other distributions are distributed to the separate accounts and will be automatically invested in Trust shares. Dividends and other distributions made by the Portfolio to the separate accounts are taxable, if at all, to the extent described in the prospectuses for the Variable Contracts.

Tax Status

         Each Portfolio is treated as a separate entity for Federal income tax purposes and intends to qualify annually for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"), so that it will be relieved of Federal income tax on that part of its investment company taxable income (generally consisting of net investment income, net short-term capital gain and net gains from certain foreign currency transactions) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that is distributed to its shareholders. Each Portfolio intends to distribute all of its net income and gains to its shareholders each year.

         The Trust and Managers Trust have received a ruling from the Internal Revenue Service that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio qualifies as a regulated investment company. That ruling also concluded that each such Series will be treated as a separate partnership for Federal income tax purposes and will not be a "publicly traded partnership," with the result that none of those Series will be subject to Federal income tax (and, instead, each investor therein will take into account in determining its Federal income tax liability its share of the Series' income, gains, losses, deductions, and credits).

         The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Portfolios and their shareholders; see the SAI for a more detailed discussion.
Prospective shareholders are urged to consult their tax advisers.


SPECIAL CONSIDERATIONS

         The Portfolios serve as the underlying investments for Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated. See "Distribution and Redemption of Trust Shares" in this Prospectus.

         Section 817(h) of the Code imposes certain diversification standards on the underlying assets of segregated asset accounts that fund contracts such as the Variable Contracts (that is, the assets of the Series), which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act and Subchapter M of the Code. Failure to satisfy those standards would result in imposition of Federal income tax on a Variable Contract owner with respect to the increase in the value of the Variable Contract. Section 817(h)(2) provides that a segregated asset account that funds contracts such as the Variable Contracts is treated as meeting the diversification standards if, as of the close of each calendar quarter, the assets in the account meet the diversification requirements for a regulated investment company and no more than 55% of those assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.


         The Treasury Regulations amplify the diversification standards set forth in Section 817(h) and provide an alternative to the provision described above. Under the regulations, an investment portfolio will be deemed adequately diversified if (i) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (ii) no more than 70% of such value is represented by any two investments; (iii) no more than 80% of such value is represented by any three investments; and (iv) no more than 90% of such value is represented by any four investments. For purposes of these Regulations all securities of the same issuer are treated as a single investment, but each United States government agency or instrumentality shall be treated as a separate issuer.

         AMT Partners Investments will be managed with the intention of complying with these diversification requirements. It is possible that, in order to comply with these requirements, less desirable investment decisions may be made which would affect the investment performance of the Portfolio.

         Section 817 of the Code and the Treasury Regulations thereunder do not currently address variable contract diversification in the context of a master/feeder fund structure. As described under "Tax Status" above, the Trust and Managers Trust have received a ruling from the Internal Revenue Service concluding that the "look-through" rule of Section 817, which would permit the segregated asset accounts to look through to the underlying assets of the Series, will be available for the variable contract diversification test.


         Until recently, the State of California had imposed diversification requirements on registered variable insurance products funds investing in non-U.S. securities. Under these requirements, a fund investing at least 80% of its assets in non-U.S. securities had to be invested in at least five countries; less than 80% but at least 60%, in at least four countries; less than 60% but at least 40%, in at least three countries; and less than 40% but at least 20%, in at least two countries, except that up to 35% of a fund's assets were permitted to be invested in securities of issuers located in any of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany. The Trust and Managers Trust currently intend to comply with these diversification requirements only so long as necessary to enable Life Companies to comply with applicable California regulatory requirements.

MANAGEMENT AND ADMINISTRATION

Trustees and Officers

         The trustees of the Trust and Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Portfolio and each Series, respectively. The SAI contains general background information about each trustee and officer of the Trust and Managers Trust. The officers of the Trust and Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Portfolios or the Series. The trustees of the Trust and Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or Managers Trust, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

Investment Manager, Administrator, Sub-Adviser and Distributor

         N&B Management serves as the investment manager of the Series, as administrator of the Portfolio, and as distributor of the shares of the Portfolio. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the seven Series, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the Series and other mutual funds managed by N&B Management, also serves as investment adviser of one other investment company. These funds had aggregate net assets of approximately $15.2 billion as of December 31, 1996.

         As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Series. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Series' principal broker in the purchase and sale of portfolio securities and the sale of covered call options. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $44.7 billion of assets as of December 31, 1996. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.

         Michael M. Kassen and Robert I. Gendelman are primarily responsible for the day-to-day management of AMT Partners Investments. Mr. Kassen is a Vice President of N&B Management and a principal of Neuberger&Berman. Mr. Kassen was an employee of N&B Management from 1990 to December 1992. He was a portfolio manager of several large mutual funds managed by another prominent investment adviser from 1981 to 1988 and was general partner of two private investment partnerships from 1988 to 1990. He has had primary responsibility for AMT Partners Investments since March 1994. Mr. Gendelman is principal of Neuberger&Berman and has been an Assistant Vice President of N&B Management since 1994. He has had primary responsibility for AMT Partners Investments since October 1994. He was a portfolio manager for another mutual fund manager from 1992 to 1993 and was managing partner of an investment partnership from 1988 to 1992.

         N&B Management serves as distributor in connection with the offering of the Portfolio's shares. In connection with the sale of the Portfolio's shares, the Portfolio has authorized the distributor to give only such information and to make only such statements and representations as are contained in the Portfolio's Prospectus. The distributor is responsible only for information given and statements and representations made in the Portfolio's Prospectus and is not responsible for any information given or any statements or representations made by the Life Companies or by brokers or salespersons in connection with Variable Contracts.

         Neuberger&Berman acts as the principal broker for the Series to the extent a broker is used in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Series seeks to obtain the best price and execution of orders. For more information, see the SAI.

         The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.

         To mitigate the possibility that the Series will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that regulate securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

Expenses

         N&B Management provides investment management services to the Series that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Series. N&B Management provides administrative services to the Portfolio that include furnishing similar facilities and personnel for the Portfolio. With the Portfolio's consent, N&B Management is authorized to subcontract some of its responsibilities under its administration agreement with the Portfolio to third parties. For such administrative and investment management services, N&B Management is paid the following fees:

Fees (as percentage of average daily net assets)


                            Management               Administration
                             (Series)                  (Portfolio)


PARTNERS          0.55% of first $250 million            0.30%
                  0.525% of next $250 million
                  0.50% of next $250 million
                  0.475% of next $250 million
                  0.45% of next $500 million
                  0.425% of over $1.5 billion

================================================================================

     The Portfolio bears all expenses of its operations other than those borne by N&B Management as administrator of the Portfolio and as distributor of its shares. The Series bears all expenses of its operations other than those borne by N&B Management as investment manager of the Series. These expenses include, but are not limited to, for the Portfolio and the Series, accounting and legal fees, and compensation for trustees who are not affiliated with N&B Management; for the Portfolio, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Series, custodial fees for securities. Any expenses which are not directly attributable to a specific Series of Managers Trust are allocated on the basis of the net assets of the respective Series.

Expense Limitation

         N&B Management has voluntarily undertaken to limit the Portfolio's expenses by reimbursing the Portfolio for its total operating expenses and its pro rata share of its corresponding Series' total operating expenses, excluding the compensation of N&B Management, taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% per annum of the Portfolio's average daily net asset value. This undertaking is subject to termination on 60 days' prior written notice to the Portfolio.

         The effect of any expense limitation by N&B Management is to reduce operating expenses of the Portfolio and its corresponding Series and thereby increase total return.

Transfer and Dividend Paying Agent

State Street Bank and Trust Company ("State Street"), Boston, Massachusetts, acts as transfer and dividend paying agent for the Portfolio and in so doing performs certain bookkeeping, data processing and administrative services. All correspondence should be sent to State Street Bank & Trust Company, P.O. Box 1978, Boston, MA 02105. State Street provides similar services to the Series as the Series' transfer agent. State Street also acts as the custodian of the Series' and the Portfolio's assets.


DISTRIBUTION AND REDEMPTION OF TRUST SHARES

Distribution and Redemption of Trust Shares

         Shares of the Trust are issued and redeemed in connection with investments in and payments under the Variable Contracts issued through separate accounts of the Life Companies which may or may not be affiliated with the Trust. Shares of the one Portfolio of the Trust are also offered directly to Qualified Plans. Shares of the Trust are purchased and redeemed at net asset value.

         The Boards of Trustees of the Trust and Managers Trust have undertaken to monitor the Trust and Managers Trust, respectively, for the existence of any material irreconcilable conflict between the interests of the Variable Contract owners of the Life Companies and to determine what action, if any, should be taken in the event of a conflict. The Life Companies and N&B Management are responsible for reporting any potential or existing conflicts to the Boards. Due to differences of tax treatment and other considerations, it is theoretically possible that the interests of various Variable Contract owners participating in the Trust and Managers Trust and the interests of Qualified Plans investing in the Trust and Managers Trust may conflict. If such a conflict were to occur, one or more Life Company separate accounts or Qualified Plans might withdraw its investment in the Trust. This might force the Trust to sell portfolio securities at disadvantageous prices.

         Redemptions will be effected by the separate accounts to meet obligations under the Variable Contracts and by the Qualified Plans. Contract owners do not deal directly with the Trust with respect to acquisition or redemption of shares. The trustees of the Trust may refuse to sell shares of any Portfolio to any person, or suspend or terminate the offering of shares of any Portfolio if such action is required by law or by regulatory authorities having jurisdiction or is, in the sole discretion of the trustees acting in good faith and in light of their fiduciary duties under federal and any applicable state laws, necessary in the best interests of the shareholders of such Portfolio.

Distribution Plan

         The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust.

         The Distribution Plan recognizes that N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay expenses associated with the distribution of Portfolio shares. However, N&B Management will not receive any separate fees for such expenses. To the extent that any payments made by a Portfolio should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares of the Portfolio within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Distribution Plan.

         Under the Distribution Plan, the Portfolio will require N&B Management to provide the Trust with quarterly reports of the amounts expended in connection with financing any activity primarily intended to result in the sale of Portfolio shares, and the purpose for which such expenditure was made. The Distribution Plan may be terminated as to a particular Portfolio at any time by a vote of a majority of the independent trustees of the Trust or by a vote of a majority of the outstanding voting securities of that Portfolio. The Distribution Plan does not require N&B Management to perform any specific type or level of distribution activities or to incur any specific level of expenses for activities primarily intended to result in the sale of shares of the Portfolio.


SERVICES

         N&B Management may use its assets and resources, including its profits from administration fees paid by a Portfolio, to pay Life Companies for services rendered to current and prospective owners of Variable Contracts. These may include the provision of support services such as providing information about the Trust and the Portfolios, the delivery of Trust documents, and other services. Any such payments are made by N&B Management, and not by the Trust, and N&B Management does not receive any separate fees for such expenses.


DESCRIPTION OF INVESTMENTS

         In addition to the securities referred to in "Investment Programs" herein, AMT Partners Investments, as indicated below, may make the following investments, among others, individually or in combination, although the Series may not necessarily buy any or all of the types of securities or use any or all of the investment techniques that are described. These investments may be limited by the requirements with which the Series must comply if the Portfolio is to qualify as a regulated investment company for tax purposes. The use of hedging or other techniques is discretionary and no representation is made that the risk of the Series will be reduced by the techniques discussed in this section. For additional information on the following investments and on other types of investments the Series may make, see the SAI.

U.S. GOVERNMENT AND AGENCY SECURITIES. U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Fannie Mae, formerly Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association ("SLMA"), Tennessee Valley Authority, and various federally chartered or sponsored banks. Agency securities may be backed by the full faith and credit of the United States, the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government and Agency securities include certain mortgage-backed securities. The market prices of U.S. Government and Agency securities are not guaranteed by the government and generally fluctuate inversely with changing interest rates.

ILLIQUID SECURITIES. The Series may invest up to 15% of its net assets in securities that are illiquid, in that they cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, the Series may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Series' securities, under supervision of the trustees of Managers Trust. Securities which are freely tradeable in their country of origin or in their principal market will not be considered illiquid securities even if they are not registered for sale in the U.S.

FOREIGN SECURITIES. The Series may invest in U.S. dollar-denominated foreign securities. Foreign securities are those of issuers organized and doing business principally outside the U.S., including non-U.S. governments, their agencies, and instrumentalities. The Series may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Series. In addition, the Series may enter into forward foreign currency contracts or futures contracts (agreements to exchange one currency for another at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Series from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.

         The Series may only invest up to 10% of the value of its total assets, measured at the time of investment, in foreign securities that are issued by non-U.S. entities. The 10% limitation does not apply with respect to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political or economic developments in foreign countries.

          The Series may invest in ADRs, EDRs, GDRs, and IDRs. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. Issuers of the securities underlying unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.

         Investments in foreign securities could be affected by factors generally not thought to be present in the U.S. Such factors include, but are not limited to, varying custody, brokerage and settlement practices; difficulty in pricing some foreign securities; less public information about issuers of securities; less governmental regulation and supervision over issuance and trading of securities; the unavailability of financial information or the difficulty of interpreting financial information prepared under foreign accounting standards; less liquidity and more volatility in foreign securities markets; the possibility of expropriation; the imposition of foreign withholding and other taxes; potentially adverse local, political, economic, social, or diplomatic developments, the investment significance of which may be difficult to discern; limitations on the movement of funds or other assets of the Series between different countries; difficulties in invoking legal process abroad and enforcing contractual obligations; and the difficulty of assessing economic trends in foreign countries. Investment in foreign securities also involves higher brokerage and custodian expenses than does investment in domestic securities.

         In  addition,   investing  in  securities  of  foreign   companies  and
governments may involve other risks which are not ordinarily associated with investing in domestic securities. These risks include changes in currency exchange rates and currency exchange control regulations or other foreign or U.S. laws or restrictions applicable to such investments or devaluations of foreign currencies. A decline in the exchange rate would reduce the value of certain portfolio securities irrespective of the performance of the underlying investment. In addition, the Series may incur costs in connection with conversion between various currencies. Investments in depositary receipts (whether or not denominated in U.S. dollars) may be subject to exchange controls and changes in rates of exchange with the U.S. dollar because the underlying security is usually denominated in foreign currency. All of the foregoing risks may be intensified in emerging industrialized and less developed countries.


JAPANESE INVESTMENTS. The Series may invest a portion of its assets in securities of Japanese issuers. The performance of the Series may therefore be affected by events affecting the Japanese economy and the exchange rate between the Japanese yen and the U.S. dollar. Japan has experienced a severe recession, including a decline in real estate values and other events that adversely affected the balance sheets of many financial institutions and indicate that there may be structural weaknesses in the Japanese financial system. The effects of this economic downturn may be felt for a considerable period and are being exacerbated by the currency exchange rate. Japan is undergoing a period of political instability, which may under cut its ability to promptly resolve trading disputes with the U.S. Japan is heavily dependent on foreign oil. Japan is located in a seismically active area, and severe earthquakes may damage important elements of the country's infrastructure. Japanese economic prospects may be affected by the political and military situations of its near neighbors, notably North and South Korea, China and Russia.

FOREIGN CORPORATE AND GOVERNMENT DEBT SECURITIES. The Series may invest in foreign corporate and government debt securities and may invest in U.S. dollar-denominated and non-U.S. dollar-denominated corporate and government debt securities of foreign issuers.


FOREIGN CURRENCY TRANSACTIONS. The Series may enter into forward contracts in order to protect against adverse changes in foreign currency exchange rates, to facilitate transactions in foreign securities and to repatriate dividend or interest income received in foreign currencies. The Series may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase. The Series may also enter into contracts to sell foreign currencies to protect against a decline in value of its foreign currency denominated portfolio securities due to a decline in the value of foreign currencies against the U.S. dollar. Contracts to sell foreign currency could limit any potential gain which might be realized by the Series if the value of the hedged currency increased.


         If the Series enters into a forward contract to sell foreign currency, it may be required to place cash, fixed income or equity securities in a segregated account in an amount equal to the value of the Series' total assets committed to the consummation of the forward contract. Although these contracts can protect the Series from adverse exchange rates, they involve risk of loss if N&B Management fails to predict foreign currency values correctly.


CALL OPTIONS. The Series may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against securities held in its portfolio having a market value not exceeding 10% of its net assets and may purchase call options in related closing transactions. The purchaser of a call option acquires the right to buy a portfolio security at a fixed price during a specified period. The maximum price the seller may realize on the security during the option period is the fixed price. The seller continues to bear the risk of a decline in the security's price, although this risk is reduced by the premium received for writing the option.

         The writing of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions including transactional expense, price volatility and a high degree of leverage. The writing of options could result in significant increases in the Series' turnover rate.


         The primary risks in using call options are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held by the Series and the prices of the options; (2) possible lack of a liquid secondary market for options and the resulting inability to close out a options when desired; (3) the fact that the use of options is a highly specialized activity that involves skills, techniques and risks (including price volatility and a high degree of leverage) different from those associated with the selection of the Series' securities; (4) the fact that, although use of options for hedging purposes can reduce the risk of loss, it also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Series to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Series to sell a security at a disadvantageous time, due to its need to maintain "cover" or to segregate securities in connection with its use of options. When the Series uses options, the Series will place cash, fixed income or equity securities in a segregated account, or will "cover" its position to the extent required by SEC staff policy. Options are considered derivatives.

FORWARD COMMITMENTS AND WHEN-ISSUED SECURITIES. In a when-issued or forward commitment transaction, the Series commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within two months). If the seller fails to complete the sale, the Series may lose the opportunity to obtain a favorable price and yield. When-issued securities or securities subject to a forward commitment may decline or increase in value during the period from the Series' investment commitment to the settlement of the purchase which may magnify fluctuation in the Series' NAV.

REPURCHASE AGREEMENTS/SECURITIES LOANS. The Series may enter into repurchase agreements and lend securities from its portfolio. In a repurchase agreement, the Series buys a security from a Federal Reserve member bank, or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Series' investment policies and limitations (but not limitations as to maturity or duration). The Series also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of borrowers and repurchase agreement sellers.



REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Series sells securities to a bank or securities dealer and at the same time agrees to repurchase the same securities at a higher price on a specific date. During the period before the repurchase, the Series continues to receive principal and interest payments on the securities. The Series will place cash, fixed income or equity securities in a segregated account to cover its obligations under reverse repurchase agreements. During the period before the repurchase, the Series forgoes principal and interest payments on the securities. The Series is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase fluctuations in the Series' and the Portfolio's NAV and may be viewed as a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements.

CONVERTIBLE SECURITIES. The Series may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Many convertible securities are rated below investment grade, or are unrated.

OTHER INVESTMENTS. Although the Series ordinarily invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents. The value of fixed-income securities in which the Series may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Series' fixed income investments is likely to rise.

SHORT SELLING. The Series may attempt to limit exposure to a possible market decline in the value of portfolio securities through short sales of securities which N&B Management believes possess volatility characteristics similar to those being hedged and may use short sales in an attempt to realize gain. To effect a short sale, the Series will borrow a security from a brokerage firm to make delivery to the buyer. The Series then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, the Series is required to pay to the lender any dividends and may be required to pay a premium or interest.

         The Series will realize a gain if the security declines in price between the date of the short sale and the date on which the Series replaces the borrowed security. The Series will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or interest the Series may be required to pay in connection with a short sale. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

         The Series may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short. Short selling against-the-box may defer recognition of gains and losses into a later tax period.

ZERO COUPON SECURITIES. Zero coupon securities do not pay interest currently; instead, they are sold at a discount from their face value and are redeemed at face value when they mature. Because zero coupon bonds do not pay current income, their prices can be very volatile when interest rates change. In calculating its daily income, the Series accrues a portion of the difference between a zero coupon bond's purchase price and its face value.


RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Series may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933, as amended ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Foreign securities that are freely tradeable in their principal market are not considered restricted securities even if they are not registered for sale in the United States. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted or Rule 144A securities are liquid.



USE OF JOINT PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION

         Each Portfolio and its corresponding Series acknowledges that it is solely responsible for all information or lack of information about that Portfolio and Series in the Joint Prospectus of the Trust or in the SAI, and no other Portfolio or Series is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Portfolio's and Series' use of a combined Prospectus and SAI.

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                Dated May 1, 1997




         The Balanced Portfolio, Government Income Portfolio, Growth Portfolio, International Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio (each a "Portfolio") of Neuberger&Berman Advisers Management Trust ("Trust") offer shares pursuant to a Prospectus dated May 1, 1997 and invest all of their net investable assets in AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT International Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments (each a "Series"), respectively.

         The Portfolios' Prospectus provides the basic information that an investor ought to know before investing. A copy of the Prospectus may be obtained, without charge, by writing the Trust at 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling the Trust at 800-877-9700.

         This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

         No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Portfolio or its distributor. The Prospectus and this SAI do not constitute an offering by a Portfolio or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                   Page

  INVESTMENT INFORMATION...........................................  1
           Investment Policies and Limitations.....................  1
           Rating Agencies.........................................  6
           Discussions With Portfolio Managers.....................  6
           Additional Investment Information....................... 14

  CERTAIN RISK CONSIDERATIONS...................................... 48

  PERFORMANCE INFORMATION.......................................... 48

  TRUSTEES AND OFFICERS............................................ 52

  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.............. 58

  INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION
  SERVICES......................................................... 60
           Expense Limitation...................................... 63
           Management and Control of N&B Management................ 64
           Sub-Adviser............................................. 65
           Investment Companies Advised  .......................... 66

  DISTRIBUTION ARRANGEMENTS........................................ 69

  ADDITIONAL REDEMPTION INFORMATION................................ 69
           Suspension of Redemptions............................... 69
           Redemptions in Kind..................................... 70

  DIVIDENDS AND OTHER DISTRIBUTIONS................................ 70

  ADDITIONAL TAX INFORMATION....................................... 71
           Taxation of the Portfolios.............................. 71
           Taxation of the Series.................................. 72

  VALUATION OF PORTFOLIO SECURITIES................................ 76

  PORTFOLIO TRANSACTIONS........................................... 77
           AMT International Investments........................... 77
           All Series.............................................. 78
           Portfolio Turnover...................................... 83

                                TABLE OF CONTENTS

                                                                  Page


 REPORTS TO SHAREHOLDERS.......................................... 83

 CUSTODIAN AND TRANSFER AGENT..................................... 84

 INDEPENDENT AUDITORS............................................. 84

 LEGAL COUNSEL.................................................... 84

 REGISTRATION STATEMENT........................................... 84

 FINANCIAL STATEMENTS............................................. 85

 Appendix A.......................................................A-1
          RATINGS OF SECURITIES...................................A-1

 Appendix B.......................................................B-1
          A CONVERSATION WITH ROY NEUBERGER.......................B-1

                             INVESTMENT INFORMATION

         Each Portfolio is a separate series of the Trust, a Delaware business trust registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company. Each Portfolio seeks its investment objective by investing all of its net investable assets in the corresponding Series of Advisers Managers Trust ("Managers Trust"), which has an investment objective identical to, and a name similar to, that of the Portfolio. Each Series, in turn, invests in accordance with an investment objective, policies, and limitations identical to those of its corresponding Portfolio. (The Trust and Managers Trust, which also is a diversified, open-end management investment company, are together referred to below as the "Trusts.") All Series of Managers Trust are managed by Neuberger&Berman Management Incorporated ("N&B Management").

         The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Portfolio and each Series. Unless otherwise specified, those investment policies and limitations are not fundamental and may be changed by the Trustees of the Trust and Managers Trust. The fundamental investment policies and limitations of a Portfolio or a Series may not be changed without the approval of the lesser of
(1) 67% of the total units of beneficial interest ("shares") of the Portfolio or Series represented at a meeting at which more than 50% of the outstanding Portfolio or Series shares are represented or (2) a majority of the outstanding shares of the Portfolio or Series. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Portfolio is called upon to vote on a change in the investment objective or a fundamental investment policy or limitation of its corresponding Series, the Portfolio casts its votes thereon in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

Investment Policies and Limitations

         Each Portfolio has the following fundamental investment policy, to enable it to invest in its corresponding Series:

Notwithstanding any other investment policy of the Portfolio, the Portfolio may invest all of its net investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Portfolio.

         All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Portfolio are identical to those of its corresponding Series. Therefore, although the following discusses the investment policies and limitations of the Series, it applies equally to their corresponding Portfolios. Because each Portfolio invests all of its net investable assets in its corresponding Series, however, a Series' investment policies and limitations govern the type of investments in which the corresponding Portfolio has an indirect interest.

         For  purposes  of  the  investment  limitation  on  concentration  in a particular industry, N&B Management determines the "issuer" of a municipal obligation that is not a general obligation note or bond based on the obligation's characteristics. The most significant of these characteristics is the source of funds for the repayment of principal and payment of interest on the obligation. If an obligation is backed by an irrevocable letter of credit or other guarantee, without which the obligation would not qualify for purchase under a Portfolio's quality restrictions, an issuer of the letter of credit or the guarantee is considered an issuer of the obligation. If an obligation meets the quality restrictions of a Series without credit support, the Series treats the commercial developer or the industrial user, rather than the governmental entity or the guarantor, as the issuer of the obligation, even if the obligation is backed by a letter of credit or other guarantee. Also for purposes of the investment limitation on concentration in a particular industry, both mortgage-backed and asset-backed securities are grouped together as a single industry.

         Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Series.

         The Series' fundamental investment policies and limitations are as follows:

         1. Borrowing. Each Series may not borrow money, except that a Series may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment (except for AMT International Investments which may borrow for leveraging or investment, and AMT Government Income Investments which may borrow for any purpose, including to meet redemptions or increase the amount available for investment) and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Series' total assets, the Series will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

         2. Commodities. Each Series may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing futures contracts or options (including options on futures (and, with respect to AMT International Investments, foreign currencies and forward contracts) but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

         3. Diversification. Each Series may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government, or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Series' total assets would be invested in the securities of that issuer or (ii) the Series would hold more than 10% of the outstanding voting securities of that issuer.

         4. Industry Concentration. Each Series may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to purchases of
(i) the securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities, (ii) investments by all Series (except AMT Partners Investments, AMT Government Income Investments and AMT International Investments) in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks, or (iii) investments by AMT Government Income Investments in mortgage- and asset-backed securities (regardless of whether they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities).

         5. Lending. Each Series may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

         6. Real Estate. Each Series may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Series from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein, or instruments secured by real estate or interests therein.

         7. Senior Securities. Each Series may not issue senior securities, except as permitted under the 1940 Act.

         8. Underwriting. Each Series may not underwrite securities of other issuers, except to the extent that a Series, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

         For purposes of fundamental investment limitation number 3 above, as applied to AMT Government Income Investments, mortgage- and asset-backed securities will not be considered to have been issued by the same issuer because they have the same sponsor, and such securities issued by a finance or other single purpose subsidiary of a corporation that are not guaranteed by the parent corporation will be considered to be issued by an issuer separate from the parent corporation.

         The following non-fundamental investment policies and limitations apply to all Series unless otherwise indicated.

         1. Borrowing. (All Series except AMT Government Income Investments and AMT International Investments). Each Series may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

         2. Lending. Except for the purchase of debt securities and engaging in repurchase agreements, each Series may not make any loans other than securities loans.


         3. Margin Transactions. Each Series may not purchase securities on margin from brokers, except that a Series may obtain such short-term credits as are necessary for the clearance of securities transactions. For all Series except AMT Liquid Asset Investments, margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

         4. Short Sales. (AMT Liquid Asset Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, and AMT Partners Investments). Each Series may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold (or, in the case of AMT Growth Investments, not more than 10% of the Series' net assets (taken at current value) is held as collateral for such sale at any one time). Transactions in futures contracts and options shall not constitute selling securities short.


         (AMT Government Income Investments). The Series may not sell securities short, unless it covers the short sale as required by current rules or positions of the Securities and Exchange Commission and its staff, provided that the Series may not sell securities short if (i) the dollar amount of the short sales would exceed 5% of its net assets or (ii) the value of securities of an issuer sold short by the Series would exceed the lesser of 2% of the Series' net assets or 2% of a class of the issuer's outstanding securities. Transactions in futures contracts and options shall not constitute selling securities short.

         (AMT International Investments). The Series will not engage in a short sale (except a short sale against-the-box), if as a result, the dollar amount of all short sales will exceed 25% of its net assets, or if, as a result, the value of securities of any one issuer in which the Series would be short will exceed 2% of the value of the Series' net assets or 2% of the securities of any class of any issuer. Transactions in forward foreign currency contracts, futures contracts and options are not considered short sales.


         5. Illiquid Securities. Each Series may not purchase any security if, as a result, more than 15% (10% in the case of AMT Liquid Asset Investments) of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Series has valued the securities, such as repurchase agreements maturing in more than seven days.

     6. Restricted Securities. (AMT International Investments). The Series may not purchase a security restricted as to resale if, as a result thereof, more than 10% of the Series' total assets would be invested in restricted securities. Securities that can be sold freely in the principal market in which they are traded are not considered restricted, even if they cannot be sold in the U.S.


     7. Investments in Any One Issuer. (AMT International Investments). At the close of each quarter of the Series' taxable year, (i) no more than 25% of its total assets will be invested in the securities of a single issuer, and (ii) with regard to 50% of its total assets, no more than 5% of its total assets will be invested in the securities of a single issuer. These limitations do not apply to U.S. government securities, as defined for tax purposes.


     8. Puts, Calls, Straddles, or Spreads. (AMT Partners Investments). The Series may not invest in puts, calls, straddles, spreads, or any combination thereof, except that the Series may (i) write (sell) covered call options against portfolio securities having a market value not exceeding 10% of its net assets and (ii) purchase call options in related closing transactions. The Series does not construe the foregoing limitation to preclude it from purchasing or writing options on futures contracts.

     9. Foreign Securities. (AMT Partners Investments). These Series may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars.

Rating Agencies

          As discussed in the Prospectus, each Series may purchase securities rated by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO"). The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Series may rely on the ratings of any NRSRO, the Series mainly refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

Discussions With Portfolio Managers


AMT International Investments

         Equity portfolios consisting solely of domestic investments generally have not enjoyed the higher returns foreign opportunities can offer. Over the past thirty years, for example, the average growth rates of many foreign economies have outpaced that of the United States. While the United States accounted for almost 66% of the world's total securities market capitalization in 1970, it accounted for less than 30% of that total at the end of 1996 -- or less than a third of the dollar value of the world's available stocks and bonds.1

         Over time, a number of international equity markets have outperformed their U.S. counterpart. Although there are no guarantees, foreign markets could continue to provide attractive investment opportunities.

         In addition, according to Morgan Stanley Capital International, the leading companies in any given sector are not always U.S.-based. For example, all ten of the largest construction companies, nine of the ten largest banks and seven of the ten largest automobile companies are based outside of the United States.

         A principal advantage of investing overseas is diversification. A diversified portfolio gives investors the opportunity to pursue increased overall return while reducing risk. It is prudent to diversify by taking advantage of investment opportunities in more than one country's stock or bond market. By investing in several countries through a worldwide portfolio, investors can lower their exposure and vulnerability to weakness in any one market. Investors should be aware, however, that international investing is not a guarantee against market risk and may be affected by the economic and other factors described in the Prospectus. These include the
--------
1        Source:  Morgan Stanley Capital International.

prospects of individual companies and other risks such as currency fluctuations or controls, expropriation, nationalization and confiscatory taxation.

         Furthermore, buying foreign stocks and bonds can be difficult for the individual investor and involves many decisions. Accessing international markets is complicated; few individuals have the time or resources to evaluate thoroughly foreign companies and markets or the ability to incur the high transaction costs of direct investment in such markets. A mutual fund investing in foreign securities offers an investor broad diversification at a relatively low cost.

         The Series invests primarily in equity securities of companies located in developed foreign economies, as well as in "emerging markets." In all cases, N&B Management's investment process includes a combination of "top-down country allocation" and "bottom-up security selection."

         The portfolio manager searches the world for investment opportunities wherever and whenever they arise -- in both developed and emerging markets. First, he selects countries with strong potential for growth. N&B Management believes that the majority of the total return in a global equity portfolio can be attributed to country allocation. The Portfolios stock selection process leads to diversification across more than 20 countries that the manager believes offer the best value.

         Then, he turns his attention to individual companies. The portfolio manager looks at the fundamentals. Does the company lead its market niche? How strong is its management? If the company is small, has it shown sustained growth? In general, the Series selection process leads to investments in mid-sized companies in developed countries and larger, more established firms in emerging markets such as Hungary and Singapore.

         Top-down approach to regional and country diversification

         N&B Management uses extensive economic research to identify countries that offer attractive investment opportunities, by analyzing factors such as growth rates of gross domestic product, interest rate trends, and currency exchange rates. Market valuations, combined with correlation and volatility comparisons, provide N&B Management with a target allocation across twenty or more countries.

         Bottom-up approach to security selection

         N&B Management's value-oriented approach seeks out attractively priced issues, by concentrating on criteria such as a low price-to-earnings ratio relative to earnings growth rate, balance sheet strength, low price to cash flow, and management quality. Typically, the Series investment portfolio is comprised of over 100 different securities issues, primarily of medium- to large-capitalization companies (determined in relation to the principal market in which a company's securities are traded).

         Currency risk management

         Exchange rate movements and volatility are important factors in international investing. The portfolio manager believes in actively managing the Series' currency exposure, in an effort to capitalize on foreign currency trends and to reduce overall portfolio volatility. Currency risk management is performed separately from equity analysis. The portfolio manager uses a combination of economic analysis to guide the Series longer-term posture and quantitative trend analysis to assist in timing decisions with respect to whether (or when) to invest in instruments denominated in a particular foreign currency, or whether (or when) to hedge particular foreign currencies in which liquid foreign exchange markets exist.

         Over the past two decades, international stocks, on average, have outperformed U.S. stocks. If you had invested $10,000 in the international stocks that comprise the EAFE(R) Index and the U.S. stocks that make up the S&P "500" Index twenty years ago, here's what your investments would have been worth as of December 31, 1996:

                                   Value of investment           Avg. annual
                                                                total returns2

International stocks (EAFE(R))        $171,996                      15.29%
Domestic stocks (S&P "500")           $150,282                      14.51%


         Of course, these historical results may not continue in the future. Investors should keep in mind the greater risks inherent in foreign markets, such as currency exchange fluctuations, interest rates, and potentially adverse economic and political conditions.

--------
2 Total return assumes reinvestment of all dividends and other distributions. The EAFE(R) Index, also known as the Morgan Stanley Capital International Europe, Australia, Far East Index, is an unmanaged index of over 1,000 foreign stock prices and is translated into U.S. dollars. The S&P "500" Index is an unmanaged index generally considered to be representative of U.S. stock market activity. Indices do not take into account brokerage commissions or other fees and expenses of investing in the individual securities that they track. Data about the performance of these indices are prepared or obtained by N&B Management.

An Interview with the Portfolio Manager

         Q:    Why should investors allocate a portion of their assets to international markets?

         A: First, an investor who does not invest internationally misses out on about two-thirds of the world's potential investment opportunities. The U.S. stock market today represents less than one-third of the world's stock market capitalization, and the U.S. portion continues to shrink as other countries around the world introduce or expand the size of their equity markets. Privatizations of government-owned corporations, initial public offerings, and the occasional creation of official stock exchanges in emerging economies continuously present new opportunities for capital in an expanding global market.

         Second, many foreign economies are in earlier stages of development than ours and are growing fast. Economic growth can often mean potential for investment growth.

         Finally, international investing helps an investor increase diversification, which can reduce risk. Domestic and foreign markets generally do not all move in the same direction, so gains in one market may offset losses in another.

         Q: Does international investing involve special risks?

         A: Currency risk is one important risk presented by international investing. Fluctuations in exchange rates can either add to or reduce an investor's returns. Anyone who invests in foreign markets should keep that fact in mind.

         Other risks include, but are not limited to, greater market volatility, less government supervision and availability of public information, and the possibility of adverse economic or political developments. Additional special risks of foreign investing are discussed in the Prospectus.

         Q: What are some of the advantages of investing in an international fund?

         A: An international mutual fund can be a convenient way to invest internationally and diversify assets among several markets to reduce risk. Additionally, the considerable burden of obtaining timely, accurate, and comprehensive information about foreign economies and securities is left to seasoned professional managers.

         Q: What is your investment approach?

          A: We seek to capitalize on investments in countries where we believe that positive economic and political factors are likely to produce above-average returns. Studies have shown that the allocation of assets among countries is typically the most important factor contributing to portfolio performance. We believe that, in the long term, a nation's economic growth and the performance of its equity market are highly correlated. Therefore, we continuously evaluate the global economic outlook as well as individual country data to guide country allocation. Our process also leads to diversification across many countries, typically twenty or more, in an effort to limit total portfolio risk.

         We strive to invest in companies within the selected countries that are in the best position to capitalize on such positive developments or companies that are most attractively valued. We usually include in the Series investments the securities of large- capitalization companies, determined in relation to the appropriate national market, as well as securities of faster-growing, medium-sized companies that offer potentially higher returns but are often associated with higher risk.

         The criteria for security selection focus on companies with leadership in specific markets or with niches in specific industries, which appear to exhibit positive fundamentals and seem undervalued relative to their earnings potential or the worth of their assets. Typically, in emerging markets, we invest in relatively large, established companies that we believe possess the managerial, financial, and marketing strength to exploit successfully the growth of a dynamic economy. In more developed markets, such as Europe and Japan, the Series may invest to a higher degree in medium-sized companies. Medium-sized companies can often provide above-average growth and are less followed by market analysts, which sometimes leads to inefficient valuation.

         Finally, we strive to limit total portfolio volatility and protect the value of portfolio securities by selectively hedging the Series' foreign currency exposure in times when we expect the U.S. dollar to strengthen.

         Q: How do you perceive the current outlook?

         A: There is still an abundance of exciting investment opportunities around the world. Many equity markets still have not reached the maturity stage of the U.S. market and have much more room to grow. There are new markets opening up to foreign investment and many changes are occurring in markets where equity investments have traditionally commanded less attention than fixed income securities.

         In addition, it appears to us that both Europe and Japan recently passed the bottom of their economic cycles. In many economies, the current recession has been the most severe of all recessions in the last five decades. With global inflation still in check, many economies should continue to have lower interest rates, which, coupled with a forecast of recovery in profits, could positively impact stock market returns.

         Q: Compared to the stock market in the United States, are there more anomalies in security pricing abroad?

         A: Well, the rest of the world is not as well followed as the United States. So you'll find more anomalies. At the same time, though, the level of analysis of companies around the world is improving every day, and the gap in coverage is narrowing.

         What never changes is the psychology of the investor -- you regularly see either despair or euphoria in different sectors of every international market. That, in our opinion, creates opportunities to find undiscovered gems at extraordinarily cheap prices.

         These opportunities can come from, say, uncertainty over an election going one way or another. Investors may see the outcome as totally disastrous for a country -- or as totally euphoric. Then, reality sets in, and things are never as bleak or as wonderful as they had been painted.

         Do you integrate ideas from Neuberger&Berman's research and the domestic portfolio managers?

         A: Oh, sure. As everyone knows, the world is becoming smaller, and certain industries are becoming global (or have become global). Whether one thinks about technology, pharmaceuticals, medical devices, or the automobile industry, it's really become one world market. So it's crucial to have good knowledge about both the United States and the areas outside the United States where these companies dominate.

         AMT  Limited  Maturity   Bond  Investments;   AMT   Government   Income
Investments; AMT Balanced Investments (debt securities portion)

         Investors are accustomed to thinking of yield or interest rate figures as the same as total return on their investment, because savings accounts, conventional money market funds, and CDs do indeed return the stated yield. But bond funds are different - - bonds not only pay interest, they also fluctuate in value. For example, a decline in prevailing levels of interest rates generally increases the value of debt securities in a bond fund's portfolio, while an increase in rates usually reduces the value of those securities. As a result, interest rate fluctuations will affect a fund's net asset value (and total return) but not the income received by the fund from its portfolio securities. Both the yield and risk to principal usually increase as the maturity of the bond increases.

         So looking at yield alone carries high risk because the highest yielding bonds historically tend to be the ones with the longest maturities. The risk to principal in these bonds can be nearly as great as the risk in stocks and may not produce the same reward.

         What advice does the manager of the Fixed Income Group of Neuberger&Berman, LLC. ("Neuberger&Berman") have for investors seeking the highest returns on their fixed income investments? "Look beyond interest rates to total return," he states unequivocally. Total return includes the yield from the bond and the increase or decrease in the market value (price) of the bond.

         "Once you consider the risk to principal, then total return is the only concept that can measure what you are actually earning from your fixed income securities," your fixed income securities," says the manager.

         The Limited Maturity Bond Portfolio is intended for investors who seek the highest current income with less volatility and risk than that of a longer-term bond fund. Both the yield and risk to principal usually increase as the maturity of the bond increases. The Portfolio's corresponding Series provides active fixed income portfolio management through investment in securities with an average portfolio duration of no longer than four years. Studies of historical bond returns have shown that risk-adjusted total returns were best in bonds having durations of two to five years. The bonds in this duration range have provided significantly higher returns than shorter-term securities and nearly the same return as longer-term fixed income securities with far less volatility. The portfolio managers attempt to increase the Series' value by actively managing duration in response to interest rate trends and fundamental economic developments. They seek to protect principal by shortening duration when interest rates are rising and enhance returns by lengthening duration in a falling interest rate market.

         AMT Limited Maturity Bond Investments also enhances return and limits risk by following a broadly diversified investment program across the various sectors of the fixed income market. Over long periods of time, corporate, mortgage- and asset-backed bonds have provided higher returns than Treasury securities. Relying on extensive internal research, the portfolio managers attempt to increase the value of the Series by purchasing securities at significant yield premiums to Treasury bonds. N&B Management uses sector weightings, which are based on an analysis of the key factors that it believes will impact the relative value and risk for each sector. These factors include the economic cycle, credit quality trends and supply/demand analysis for each security type. Within the sectors found attractive, individual bonds are rigorously analyzed for credit, cash flow and liquidity risk. Those that appear to offer attractive risk reward ratios are purchased. While overall portfolio quality is high, N&B Management believes that by careful evaluation of credit risk, the Series benefits from the inclusion of lower-rated bonds with only moderate incremental risk.

         In the debt securities portion of its investments, AMT Balanced Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Limited Maturity Bond Investments.

         The Government Income Portfolio is designed for investors who seek a higher level of income and total return than money market or short-to-intermediate bond funds generally provide and are willing to accept more principal fluctuation in order to achieve that objective. N&B Management follows a flexible investment strategy depending on market conditions and interest rate trends. This opportunistic strategy looks aggressively for opportunities to maximize income and total return by adjusting the duration to take maximum advantage of interest rates. The Government Income Portfolio may be a suitable complement to lower risk, lower return bond funds and a complement to an equity fund portfolio. On a risk level, longer-term bonds have a standard deviation between common stocks (represented by the S&P "500" Composite Stock Price Index ("S&P 500 Index")) and intermediate-term 5-year U.S. Treasury Bonds. Standard deviation is a statistical measure of the degree to which the value of an individual security may vary (or deviate) from the mean.

         At times, N&B Management may use the concept of "duration" when describing the investment program of AMT Government Income Investments. Duration is a measure of the expected life of a fixed income security and is an indicator of a security's price "volatility" or "risk" associated with changes in interest rates. Whereas a debt security's "term to maturity" measures only the time until the final payment thereon is made, its duration also takes into account the present value of each payment thereunder expected to be received through maturity.

         AMT Growth Investments; AMT Balanced Investments (equity securities portion)

         AMT Growth Investments' objective is capital appreciation, without regard to income. The Series differs from other Series in its willingness to invest in stocks with price/earnings ratios or price-to-cash-flow ratios that are reasonable relative to a company's growth prospects and those of the general market. The Series is comprised of what the manager believes are stocks of financially sound companies with a special market capability, a competitive advantage or a product that makes them particularly attractive over the long term, but that are selling at a reasonable price relative to their growth rate. N&B Management calls this approach "GARP" -- growth at a reasonable price.

         AMT Growth Investments' manager views value on both a relative and an absolute basis, so the Series may buy stocks with somewhat above-market historical growth rates. The Series tends to stay more fully invested when the manager thinks the market is attractive for quality growth companies. But the Series will get out of stocks and into cash when the manager thinks there are no reasonable values available. The Series steers clear of popular growth stocks selling at extremely high prices.

         In  the  equity portion  of  its   investments,   AMT  Balanced
Investments will utilize the same approach and investment techniques employed by N&B Management in managing AMT Growth Investments.

AMT Partners Investments

         AMT Partners Investments' objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.

         Investors in the Series typically seek consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.

         The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.

         The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

         What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.

        To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

         AMT Partners Investments invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Series' total assets. Of course, the Series' holdings are subject to change.

AMT Liquid Asset Investments

         AMT Liquid Asset Investments is oriented to investors who seek a high degree of liquidity while investing in Government and corporate money market instruments. The Series is invested to maintain a constant one dollar net asset value. The Series invests only in securities that enjoy one of the two highest credit ratings or unrated securities deemed equivalent by N&B Management.


Additional Investment Information

         Some or all of the Series, as indicated below, may make the following investments, among others although they may not buy all of the types of securities, or use all of the investment techniques, that are described.

         Repurchase Agreements. (All Series). In a repurchase agreement, a Series purchases securities from a bank that is a member of the Federal Reserve System (or with respect to AMT International Investments, from a foreign bank or a U.S. branch or agency of a foreign bank), or a securities dealer, that agrees to repurchase the securities from the Series at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven business days are considered to be illiquid securities; no Series may enter into such a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Series will enter into a repurchase agreement only if (1) the underlying securities are of the type (excluding maturity and duration limitations) that the Series' investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Series' account by the custodian or a bank acting as the Series' agent. If AMT International Investors enters into a repurchase agreement subject to foreign law and the counter-party defaults, that Series may not enjoy protections comparable to those provided to certain repurchase agreements under U.S. bankruptcy law and may suffer delays and losses in disposing of the collateral as a result.

         Securities Loans. (All Series). In order to realize income, each Series may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Series by depositing collateral, which will be marked to market daily, in a form determined to be satisfactory by the Trustees of Managers Trust (the "Series Trustees") and equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

         Restricted Securities and Rule 144A Securities. (All Series). Each Series may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional markets for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act, which is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Series qualify under Rule 144A, and an institutional market develops for those securities, the Series likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could have the effect of increasing the level of a Series' illiquidity. N&B Management, acting under guidelines established by the Series Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal markets are not considered by a Series to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the U.S.


          Where registration is required, a Series may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Series may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Series might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Series' 15% (10% in the case of AMT Liquid Asset Investments) limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Series' Trustees believe accurately reflect fair value.

         Reverse Repurchase Agreements. (All Series). In a reverse repurchase agreement, a Series sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Series' investment limitations and policies concerning borrowings. While a reverse repurchase agreement is outstanding, a Series will deposit in a segregated account with its custodian cash, fixed income, or equity securities, marked to market daily to the extent required by SEC staff policy, in an amount at least equal to each Series' obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Series.


         Banking and Savings Institution Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments). Each of these Series may invest in banking and savings institution obligations, which include CDs, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks and CDs, time deposits, and other short-term obligations issued by savings institutions. CDs are receipts for funds deposited for a specified period of time at a specified rate of return; time deposits generally are similar to CDs, but are uncertificated; and bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international commercial transactions. The CDs, time deposits, and bankers' acceptances in which a Series invests typically are not covered by deposit insurance.


         These Series may invest in securities issued by a commercial bank or savings institution only if (1) the bank or institution has total assets of
at least  $1,000,000,000,    (2)    the    bank   or   institution    is    on
Neuberger&Bermans'approved list, and (3) in the case of a foreign bank or institution, the securities are, in Neuberger&Berman's opinion, of an investment quality comparable with other debt securities that may be purchased by the Series. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks that meet the foregoing requirements.


         Leverage. (AMT International Investments and AMT Government Income Investments). Each of these Series may make investments when borrowings are outstanding. Leveraging a Series creates an opportunity for increased net income but, at the same time, creates special risk considerations. For example, leveraging may exaggerate changes in the net asset value of Portfolio shares and in the Portfolio's yield. Although the principal of such borrowings will be fixed, a Series' assets may change in value during the time the borrowing is outstanding. Leveraging will create interest expenses for a Series which can exceed the income from the assets retained. To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Series will have to pay, the Series' net income will be greater than it would be if leveraging were not used. Conversely, if the income from the assets retained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Series will be less than if leveraging were not used, and therefore the amount available for distribution to stockholders as dividends will be reduced. Reverse repurchase agreements which a Series does not fully collateralize create leverage, a speculative factor, and will also be considered as borrowings for purposes of the Series' investment limitations.

         Generally, each of these Series does not intend to use leverage for investment purposes. AMT International Investments may, however, use leverage to purchase securities needed to close out short sales entered into for hedging purposes and to facilitate other hedging transactions.

         Foreign Securities. (All Series). Each of the Series may invest in U.S. dollar-denominated securities issued by foreign issuers (including governments, quasi- governments and, with respect to AMT International Investments, banks) and foreign branches of U.S. banks, including negotiable CDs, commercial paper and, with respect to AMT International Investments, bankers' acceptances. These investments are subject to each Series' quality and, in the case of each fixed income Series, their maturity or duration standards.

         While investments in foreign securities are intended to reduce risk by providing further diversification (with respect to all Series but AMT International Investments), such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, reduced governmental supervision regarding financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial standards or the application of standards that are different or less stringent than those applied in the U.S.

          Each Series (except AMT Liquid Asset Investments) may invest in equity (except AMT Government Income Investments and AMT Limited Maturity Bond Investments), debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including, but not limited to (1) common and preferred stocks, with respect to all Series except AMT Government Income Investments and AMT Limited Maturity Bond Investments, (2) convertible securities, with respect to AMT Balanced, Growth, Partners and International Investments, (3) warrants (subject to non-fundamental limitation number 10), with respect to AMT International Investments, (4) CDs, commercial paper, fixed-time deposits, and bankers' acceptances issued by foreign banks, (5) obligations of other corporations, and (6) obligations of foreign governments, or their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities includes the special risks associated with investing in non-U.S. issuers described in the preceding paragraph and the additional risks of (1) nationalization, expropriation, or confiscatory taxation, (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the U.S.), and (3) expropriation or nationalization of foreign portfolio companies. Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments, and there are generally higher commission rates on foreign portfolio transactions. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although each Series endeavors to achieve the most favorable net results on portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers, dealers and listed companies than in the U.S. Mail service between the U.S. and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Prices of foreign securities and exchange rates for foreign currencies may be affected by the interest rates prevailing in other countries. The interest rates in other countries are often affected by local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodian fees than apply to domestic custodial arrangements, and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of a Series is uninvested and no return is earned thereon. The inability of a Series to make intended security purchases due to settlement problems could cause a Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to a Series due to subsequent declines in value of the portfolio securities, or, if a Series has entered into a contract to sell the securities, could result in possible liability to the purchaser. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect a Series' investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         With respect to all Series except AMT International Investments and AMT Liquid Asset Investments, in order to limit the risk inherent in investing in foreign- currency- denominated securities, each Series may not purchase any such security if after such purchase more than 10% of its total assets (taken at market value) (except 25% with respect to AMT Limited Maturity Bond and Government Income Investments) would be invested in such securities. Within such limitation, however, a Series is not restricted in the amount it may invest in securities denominated in any one foreign currency.

         Variable or Floating Rate Securities; Demand and Put Features. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). Variable rate securities provide for automatic adjustment of the interest rate at fixed intervals (e.g., daily, monthly, or semi-annually); floating rate securities provide for automatic adjustment of the interest rate whenever some specified interest rate or index changes. The interest rate on variable and floating rate securities (collectively, "Adjustable Rate Securities") ordinarily is determined by reference to a particular bank's prime rate, the 90-day U.S. Treasury

Bill rate, the rate of return on commercial paper or bank CDs, an index of short-term tax-exempt rates or some other objective measure.

         The Adjustable Rate Securities in which the Series invests frequently permit the holder to demand payment of the securities' principal and accrued interest at any time or at specified intervals not exceeding one year. The demand feature usually is backed by a credit instrument (e.g., a bank letter of credit) from a creditworthy issuer and sometimes by insurance from a creditworthy insurer. Without these credit enhancements, some Adjustable Rate Securities might not meet the quality standards applicable to obligations purchased by the Series. Accordingly, in purchasing these securities, each Series relies primarily on the creditworthiness of the credit instrument issuer or the insurer. A Series will not invest more than 5% of its total assets in securities backed by credit instruments from any one issuer or by insurance from any one insurer. For purposes of this limitation, each Series except for AMT Liquid Asset Investments excludes securities that do not rely on the credit instrument or insurance for their rating, i.e., stand on their own credit.

         A Series can also buy fixed rate securities accompanied by demand features or put options, permitting the Series to sell the security to the issuer or third party at a specified price. A Series may rely on the
creditworthiness   of  issuers  of  credit   enhancements  in  purchasing  these
securities.


         In calculating its dollar-weighted average maturity and duration, each Series is permitted to treat certain Adjustable Rate Securities as maturing on a date prior to the date on which principal must unconditionally be paid. In applying such maturity shortening devices, N&B Management considers whether the interest rate reset is expected to cause the security to trade at approximately its par value.


          Mortgage-Backed Securities. (AMT Liquid Asset Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments and AMT Balanced Investments). Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of mortgage loans. They may be issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States) such as the Government National Mortgage Association ("GNMA"), Fannie Mae ("FNMA"), and the Federal Home Loan Mortgage Corporation ("FHLMC"), or may be issued by private issuers.

         Because many mortgages are repaid early, the actual maturity and duration of mortgage-backed securities are typically shorter than their stated final maturity and their duration calculated solely on the basis of the stated life and payment schedule. In calculating its dollar-weighted average maturity and duration, a Series may apply certain industry conventions regarding the maturity and duration of mortgage-backed instruments. Different analysts use different models and assumptions in making these determinations. The Series use an approach that N&B Management believes is reasonable in light of all relevant circumstances.

         Mortgage-backed securities may be issued in the form of collateralized mortgage obligations ("CMOs") or mortgage-backed bonds. CMOs are obligations that are fully collateralized, directly or indirectly, by a pool of mortgages on which payments of principal and interest are passed through to the holders of the CMOs, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage- backed bonds are general obligations of the issuer that are fully collateralized, directly or indirectly, by a pool of mortgages. The mortgages serve as collateral for the issuer's payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with mortgage-backed "pass-through" securities issued or guaranteed by U.S. Government agencies or instrumentalities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity or the duration of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds may be callable by the issuer prior to maturity). To the extent that rising interest rates cause prepayments to occur at a slower than expected rate, a CMO could be converted into a longer-term security that is subject to greater risk of price volatility.

         Governmental, government-related, and private entities (such as commercial banks, savings institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers), including securities broker-dealers and special purpose entities that generally are affiliates of the foregoing established to issue such securities may create mortgage loan pools to back mortgage pass-through and mortgage-collateralized investments. Such issuers may be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because of the absence of direct or indirect government or agency guarantees. Various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance, and letters of credit, may support timely payment of interest and principal of non-governmental pools. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. N&B Management considers such insurance and guarantees, as well as the creditworthiness of the issuers thereof, in determining whether a mortgage-backed security meets a Series' investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

         A Series may buy mortgage-backed securities without insurance or guarantees, if N&B Management determines that the securities meet the Series' quality standards. A Series may not purchase mortgage-backed securities that, in N&B Management's opinion, are illiquid if, as a result, more than 10% of the value of the Series' net assets would be invested in illiquid securities. N&B Management will, consistent with a Series' objective, policies and limitations, and quality standards, consider making investments in new types of mortgage-backed securities as such securities are developed and offered to investors.

         Dollar Rolls. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). In a "dollar roll", a Series sells securities for delivery in the current month and the Series' simultaneously agrees to repurchase substantially similar (i.e., same type and coupon) securities on a specified future date from the same party. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash-equivalent securities position that matures (or can be sold and settled) on or before the forward settlement date of the dollar roll transaction. These techniques are considered borrowings for purposes of each Series' investment policies and limitations concerning borrowings. There is a risk that the contra-party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to each Series.

         Forward Commitments and When-Issued Securities. (All Series except AMT Liquid Asset Investments). Each Series may purchase securities (including, with respect to AMT Limited Maturity Bond, Government Income and Balanced Investments, mortgage-backed securities such as GNMA, Fannie Mae, and FHLMC certificates) on a when-issued basis, that is, by committing to purchase securities (to secure an advantageous price and yield at the time of the commitment) and completing the purchase by making payment against delivery of the securities at a future date. AMT International Investments may purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis. These transactions involve a commitment by a Series to purchase or sell securities at a future date (ordinarily within two months although the Portfolio may agree to a longer settlement period). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

         When-issued purchases and forward commitment transactions enable a Series to "lock in" what N&B Management believes to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates. For instance, in periods of rising interest rates and falling prices, a Series might sell securities it owns on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising prices, a Series might purchase a security on a when-issued or forward commitment basis and sell a similar security to settle such purchase, thereby obtaining the benefit of currently higher yields.

         The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Series' net asset value starting on the date of the agreement to purchase the securities. Because the Series has not yet paid for the securities, this produces an effect similar to leverage. A Series does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Series makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in a Series' assets. Fluctuations in the market value of the underlying securities are not reflected in a Series' net asset value ("NAV") as long as the commitment to sell remains in effect.


         A Series will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Series may dispose of or renegotiate a commitment after it has been entered into. A Series also may sell securities it has committed to purchase before those securities are delivered to the Series on the settlement date. A Series may realize a capital gain or loss in connection with these transactions.


         When a Series purchases securities on a when-issued basis, it will deposit, in a segregated account with its custodian, until payment is made, cash, fixed income, or equity securities having an aggregate market value (determined daily to the extent required by SEC staff policy) at least equal to the amount of the Series' purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that a Series will maintain sufficient assets at all times to cover its obligations under when-issued purchases and forward commitments.


         Covered Call Options (All Series except AMT Liquid Asset Investments) and Put Options on Individual Securities. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, AMT Balanced Investments and AMT International Investments). AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments may write and purchase put and call options on securities. Each of AMT Partners, and AMT Growth Investments may write or purchase covered call options on securities it owns valued at up to 10% of its net assets. Generally, the purpose of writing and purchasing these options is to reduce the effect of price fluctuations of securities held by the Series on the Series' and its corresponding Portfolio's NAV. AMT Limited Maturity Bond, Government Income, and Balanced Investments may also write covered call options to earn premium income. Securities on which call and put options may be written and purchased by a Series are purchased solely on the basis of investment considerations consistent with the Series' investment objectives.

         AMT International Investments may write call options and purchase put options on securities in order to hedge (i.e., write or purchase options to reduce the effect of price fluctuations of securities held by the Series that affect the Portfolio's NAV). The Series may also purchase or write put options, purchase call options and write covered call options in an attempt to enhance income.

         A Series will receive a premium for writing a put option, which will obligate the Series to acquire a certain security at a price at any time until a certain date if the purchaser of the option decides to exercise the option. The writer of the option may be obligated to purchase the security at more than its current value.

         When a Series purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. A Series would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

         When a Series writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. A Series receives a premium for writing the call option. Each Series writes only "covered" call options on securities it owns. So long as the obligation of the writer of the call option continues, the writer may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Series may be obligated to deliver securities underlying a call option at less than the market price thereby giving up any additional gain on the security.

         When a Series purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A call option would be purchased by a Series to protect against an increase in the price of the securities it intends to purchase or to offset a previously written call option.

         The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which a Series will not do), but is capable of enhancing a Series' total return. When writing a covered call option, a Series, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, a Series, in return for the premium, takes the risk that it must purchase the underlying security at a price, which may be more than the current market price of the security. If a call or put option that a Series has written expires unexercised, the Series will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call or put option is exercised, the Series will realize a gain or loss from the sale or purchase of the underlying security.

         The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. The obligation under any option terminates upon expiration of the option or, at an earlier time, when the writer offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Series and is never exercised, the Series will lose the entire amount of the premium paid.

         Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Series and its counter-party with no clearing organization guarantee. Thus, when a Series sells or purchases an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a "closing purchase transaction" with the dealer to whom or from whom the Series originally sold or purchased the option. There can be no assurance that a Series would be able to liquidate an OTC option at any time prior to expiration. Unless a Series is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or different cover is substituted. In the event of the counter-party's insolvency, a Series may be unable to liquidate its
option  position  and  the  associated   cover.  N&B  Management   monitors  the
creditworthiness of dealers with which a Series may engage in OTC options, and will limit a Series' counterparties in such transactions to dealers with a net worth of at least $20 million as reported in their latest financial statements.

         The assets used as cover (and held in a segregated account) for OTC options sold or written by a Series will be considered illiquid for purposes of the non-fundamental policies and limitations of the Series unless the OTC options are sold to qualified dealers who agree that the Series may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

         The premium received (or paid) by a Series when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable exchange, less (or plus) a commission. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the general interest rate environment. The premium received by a Series for writing an option is recorded as a liability on the Series' statement of assets and liabilities. This liability is adjusted daily to the option's current market value, which is the last reported sales price before the time the Series' NAV is computed on the day the option is being valued or, in the absence of any trades thereof on that day, the mean between the bid and asked prices as of that time.

         Closing transactions are effected in order to realize a profit on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits a Series to write another call option on the underlying security with a different exercise price or expiration date or both. If a Series desires to sell a particular security on which it has written a call option (or if it desires to protect itself against having to purchase a security on which it has written a put option), it will seek to effect a closing transaction prior to, or concurrently with, the sale (or purchase) of the security. There is, of course, no assurance that a Series will be able to effect closing transactions at favorable prices. If a Series cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, (or purchase a security that it would not have otherwise bought), in which case it would continue to be subject to market risk on the security.

         Each Series pays the brokerage commissions in connection with purchasing or writing options, including those used to close out existing positions. These brokerage commissions normally are higher than those applicable to purchases and sales of portfolio securities.

         From time to time, a Series may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

         A Series will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by a Series; however, the Series could be in a less advantageous position than had it not written the call option.

         Put and Call Options on Securities Indices. (AMT International Investments). AMT International Investments may write or purchase put and call options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the Series' securities or securities the Series intends to buy. However, the Series currently does not expect to invest a substantial portion of its assets in securities index options. Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date multiplied by (ii) a fixed "index multiplier."

         A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indexes are currently traded on the Chicago Board Options Exchange, the NYSE, the AMex and foreign exchanges.

         The Series may purchase put options in order to hedge against an anticipated decline in securities market prices that might adversely affect the value of the Series' portfolio securities. If the Series purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of the Series' portfolio securities. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the Series's portfolio securities.

         The Series may purchase call options on securities indices in order to participate in an anticipated increase in securities market prices. If the Series purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would, in effect, allow the Series to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may also offset increases in the price of securities that the Series intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Series will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Series pays to buy additional securities for its portfolio.

         The Series may write securities index options in order to close out positions in securities index options which it has purchased. These closing sale transactions enable the Series immediately to realize gains or minimize losses on its options positions. If the Series is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit and may incur transaction costs upon the purchase or sale of underlying securities.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

         The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Series will not exactly match the composition of the securities indices on which options are available. In addition, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Series in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

         Other Risks of Options Transactions. (AMT International Investments). All securities index options purchased by AMT International Investments will be listed and traded on an exchange. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Series is unable to effect a closing purchase transaction with respect to covered options it has written, it will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. AMT International Investments may purchase and sell both options that are traded on U.S. and foreign exchanges and certain options traded in the OTC market in transactions with broker-dealers who make markets in such options.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient interest in trading certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or its clearing organization may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the clearing organization as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The writing of options on securities involves a risk that a portfolio will be required to sell or purchase such securities at a price less favorable than the current market price and will lose the benefit of appreciation or depreciation in the market price of such securities.

         The Series would incur brokerage commissions or spreads in connection with its options transactions as well as for purchases and sales of underlying securities. Brokerage commissions from options transactions are generally higher than for portfolio securities transactions. The writing of options could result in a significant increase in the Series' turnover rate.

         Indexed Securities. (AMT Limited Maturity Bond Investments, AMT Government Income Investments, AMT International Investments, and AMT Balanced Investments). These Series may invest in securities whose value is linked to foreign currencies, interest rates, commodities, indices, or other financial indicators ("indexed securities"). Most indexed securities are short- to intermediate-term fixed income securities whose values at maturity or interest rates rise or fall according to the change in one or more specified underlying instruments. The value of indexed securities may increase or decrease if the underlying instrument appreciates, and they may have return characteristics similar to direct investments in the underlying instrument or to one or more options thereon. However, some indexed securities are more volatile than the underlying instrument itself.

         Futures Contracts and Options Thereon. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). AMT International Investments may enter into futures contracts for the purchase or sale of individual securities and futures contracts on securities indices which are traded on exchanges licensed and regulated by the Commodity Futures Trading Commission ("CFTC") or on foreign exchanges. Trading on foreign exchanges is subject to the legal requirements of the jurisdiction in which the exchange is located and the rules of such foreign exchange. AMT International Investments may purchase and sell futures for bona fide hedging purposes and non-hedging purposes (i.e., in an effort to enhance income) as defined in regulations of the CFTC.

         AMT Limited Maturity Bond, Government Income, and Balanced Investments may purchase and sell interest rate and bond index futures contracts and options thereon and AMT Limited Maturity Bond Investments may purchase and sell foreign currency futures contracts and options thereon. These Series engage in interest rate and bond index futures and options transactions in an attempt to hedge against changes in securities prices resulting from changes in prevailing interest rates, and they engage in foreign currency futures and options transactions in an attempt to hedge against expected changes in prevailing currency exchange rates. AMT Limited Maturity Bond Investments engages in foreign currency futures and options transactions in an attempt to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures permits a Series to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. These Series do not engage in transactions in futures or options thereon for speculation; they view investment in (1) interest-rate and bond index futures and options thereon as a maturity or duration management device and/or a device to reduce risk and preserve total return in an adverse interest rate environment for hedged securities and (2) foreign currency futures and options thereon as a means of establishing more definitely the effective return on or the purchase price of, securities denominated in foreign currencies held or intended to be acquired by the Series.

         A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

         U.S. futures (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

         Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract, without the parties having to make or take delivery of the assets. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month.

         "Margin" with respect to futures is the amount of assets that must be deposited by a Series with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Series' futures positions. The margin deposit made by a Series when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Series will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin on deposit to exceed the required margin, the excess will be paid to the Series. In computing its daily NAV, each Series marks to market the value of its open futures positions. A Series also must make margin deposits with respect to options on futures that it has written. If the futures commission merchant holding the deposit goes bankrupt, the Series could suffer a delay in recovering its funds and could ultimately suffer a loss.

         An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option.

         Although each Series believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets is incorrect, a Series overall return would be lower than if it had not entered into any such contracts. The prices of futures are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures and of the securities and currencies being hedged can be only approximate. Decisions regarding whether, when, and how to hedge involve skill and judgment. Even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior or interest rate or currency exchange rate trends, or lack of correlation between the futures markets and the securities markets. Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

         Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting investors to substantial losses. If this were to happen with respect to a position held by Series, it could (depending on the size of the position) have an adverse impact on the NAV of the Series.

         Foreign Currency Transactions. (All Series except AMT Liquid Asset Investments). The Series may engage in foreign currency exchange transactions.

Foreign currency exchange transactions will be conducted either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies ("forward contracts") (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Partners and Growth Investments). A Series may enter into forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. AMT International Investments may also enter forward contracts for non-hedging purposes.

         A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

         When a Series enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may wish to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transactions, a Series will be able to protect itself against a possible loss. Such loss would result from an adverse change in the relationship between the U.S. dollar and the foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received.

         When N&B Management believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may also enter into a forward contract to sell the amount of foreign currency for a fixed amount of dollars which approximates the value of some or all of a Series' securities denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible, since the future value of such securities denominated in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures.

         A Series may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, when N&B Management believes that there is a pattern of correlation between the two currencies. AMT International Investments may also purchase and sell forward contracts for non-hedging purposes when N&B Management anticipates that the foreign currency will appreciate or depreciate in value, but securities in that currency do not present attractive investment opportunities and are not held in the Series' portfolio.

         When a Series engages in forward contracts for hedging purposes, it will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if their consummation would obligate the Series to deliver an amount of foreign currency in excess of the value of the Series' portfolio securities or other assets denominated in that currency. At the consummation of the forward contract, a Series may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract obligating it to purchase the same amount of such foreign currency at the same maturity date. If the Series chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Series into such currency. If the Series engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency trader who is a party to the original forward contract.

         The Series are not required to enter into such transactions and will not do so unless deemed appropriate by N&B Management.

         Using forward contracts to protect the value of a Series' portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. The precise projection of short-term currency market movements is not possible, and short-term hedging provides a means of fixing the dollar value of only a portion of a Series' foreign assets.

         While a Series may enter forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while a Series may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Series than if it had not engaged in any such transactions. Moreover, there may be imperfect correlation between a Series' portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Series. Such imperfect correlation may cause the Series to sustain losses which will prevent the Series from achieving a complete hedge or expose the Series to risk of foreign exchange loss.

         An issuer of fixed income securities purchased by a Series may be domiciled in a country other than the country in whose currency the instrument is denominated. AMT International Investments may also invest in debt securities denominated in the European Currency Unit ("ECU"), which is a "basket" consisting of a specified amount in the currencies of certain of the member states of the European Community. The specific amounts of currencies comprising the ECU may be adjusted by the Council of Ministers of the European Community from time to time to reflect changes in relative values of the underlying currencies. In addition, the Series may invest in securities denominated in other currency "baskets." The market for ECUs may become illiquid at times of uncertainty or rapid change in the European currency markets, limiting the Series' ability to prevent potential losses.

       A Series' activities in forward contracts, currency futures contracts and related options and currency options (see below) may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a regulated investment company ("RIC"). See "Additional Tax Information."

         Currency Futures and Related Options. (AMT International Investments, AMT Limited Maturity Bond Investments, AMT Government Income Investments, and AMT Balanced Investments). Each of these Series may enter into currency futures contracts and options on such futures contracts in domestic and foreign markets. Each of these Series may sell a currency futures contract or a call option, or it may purchase a put option on such futures contract, if N&B Management anticipates that exchange rates for a particular currency will fall. Such a transaction will be used as a hedge (or, in the case of a sale of a call option, a partial hedge) against a decrease in the value of a Series' securities denominated in such currency. If N&B Management anticipates that exchange rates will rise, a Series may purchase a currency futures contract or a call option to protect against an increase in the price of securities which are denominated in a particular currency and which the Series intends to purchase. AMT International Investments may also purchase a currency futures contract, or a call option thereon, for non-hedging purposes (i.e., in an effort to enhance income) when N&B Management anticipates that a particular currency will appreciate in value, but securities denominated in that currency do not present an attractive investment and are not included in the Series' portfolio. Each Series will use these futures contracts and related options for hedging purposes and, with respect to AMT International Investments, for non-hedging purposes as well (i.e., in an effort to enhance income) as defined in CFTC regulations.

         The sale of a currency futures contract creates an obligation by a Series, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. The purchase of a currency futures contract creates an obligation by a Series, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To close out a currency futures contract sold by a Series, the Series may purchase a currency futures contract for the same aggregate amount of currency and same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Series is immediately paid the difference. Similarly, to close

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



out a currency futures contract purchased by a Series, the Series sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Series realizes a gain. Likewise, if the offsetting sale price is less than the purchase price, the Series realizes a loss.

         Unlike a currency futures contract, which requires the parties to buy and sell currency on a set date, an option on a futures contract entitles its holder to decide on or before a future date whether to enter into such a contract. If the holder decides not to enter into the contract, the premium paid for the option is lost. For the holder of an option, there are no daily payments of cash for "variation" or "maintenance" margin payments to reflect the change in the value of the underlying contract as there are by a purchaser or seller of a currency futures contract.

         A risk in employing currency futures contracts to protect against price volatility of portfolio securities which are denominated in a particular currency is that the prices of such securities subject to currency futures contracts may not completely correlate with the behavior of the cash prices of the Series' securities. The correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity. Another risk is that N&B Management could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place. When a Series engages in the purchase of currency futures contracts, an amount equal to the market value of the currency futures contract (minus any required margin) will be deposited in a segregated account of securities, cash, or cash equivalents to collateralize the position and thereby limit the use of such futures contracts.

         Put and call options on currency futures have characteristics similar to those of other options. In addition to the risks associated with investing in options on securities, however, there are particular risks associated with transactions in options on currency futures. In particular, the ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market for such options.

         Options on Foreign Currencies. (All Series except AMT Liquid Asset Investments). Each of these Series may write and purchase covered call and put options on foreign currencies (in amounts not exceeding 5% of each Series' net assets, with respect to AMT Growth and Partners Investments) for the purpose of protecting against declines in the U.S. dollar value of portfolio securities or increases in the U.S.-dollar cost of securities to be acquired, or to protect the dollar equivalent of dividend, interest, or other payment on those securities. A decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such decreases in the value of portfolio securities, a Series may purchase put options on the foreign currency. If the value of the currency declines, a Series will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Series' securities denominated in that currency.


          Conversely, if in the dollar value of a currency in which securities to be acquired by the Series are denominated rises, thereby increasing the cost of such securities, the Series may purchase call options on such currency. If the value of such currency increases sufficiently, the Series will have the right to purchase that currency for a fixed amount of dollars which is less than the market value of that currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities a Series intends to acquire.


         As in the case of other types of options transactions, however, the benefit a Series derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Series could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         A Series may also write options on foreign currencies for hedging purposes. For example, if N&B Management anticipates a decline in the dollar value of foreign currency denominated securities because of declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the decrease in value of portfolio securities will be offset, at least in part, by the amount of the premium received by the Series.

         Similarly, a Series could write a put option on the relevant currency, instead of purchasing a call option, to hedge against an anticipated increase in the dollar cost of securities to be acquired. If exchange rates move in the manner projected, the put option most likely will not be exercised, and such increased cost will be offset, at least in part, by the amount of the premium received by the Series. However, as in the case of other types of options transactions, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction.

         If unanticipated exchange rate fluctuations occur, a put or call option may be exercised and the Series could be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Series also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

         AMT International Investments may purchase call options on currency for non- hedging purposes when N&B Management anticipates that the currency will appreciate in value, but the securities denominated in that currency do not present attractive investment opportunities and are not included in the Series' portfolio. AMT International Investments may write (sell) put and covered call options on any currency in order to realize greater income than would be realized on portfolio securities alone. However, in writing covered call options for additional income, AMT International Investments may forego the opportunity to profit from an increase in the market value of the underlying currency. Also, when writing put options, AMT International Investments accepts, in return for the option premium, the risk that it may be required to purchase the underlying currency at a price in excess of the currency's market value at the time of purchase.

         AMT International Investments would normally purchase call options for non- hedging purposes in anticipation of an increase in the market value of a currency. AMT International Investments would ordinarily realize a gain if, during the option period, the value of such currency exceeded the sum of the exercise price, the premium paid and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the call option. Put options may be purchased by AMT International Investments for the purpose of benefiting from a decline in the value of currencies which it does not own. The Series would ordinarily realize a gain if, during the option period, the value of the underlying currency decreased below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Series would realize either no gain or a loss on the purchase of the put option.

         A call option written on foreign currency by a Series is "covered" if the Series owns the underlying foreign currency subject to the call, or if it has an absolute and immediate right to acquire that foreign currency without additional cash consideration. This also would apply to additional cash consideration held in a segregated account by its custodian, upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if a Series holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written or (b) greater than the exercise price of the call written if the amount of the difference is maintained by the Series in cash, fixed income or equity securities in a segregated account with its custodian.

         The risks of currency options are similar to the risks of other options, as discussed herein.

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




         Regulatory Limitations on Transactions in Options, Futures Contracts and Foreign Currency Transactions. A Series is required to maintain margin deposits with brokerage firms through which it effects futures contracts, and must deposit "initial margin" each time it enters into a futures contract. Such "initial margin" is usually equal to a percentage of the contract's value. In addition, due to current industry practice, daily variation margin payments in cash are required to reflect gains and losses on open futures contracts. As a result, a Series may be required to make additional margin payments during the term of a futures contract.

         A Series may not purchase or sell futures contracts (including currency futures contracts) or related options on foreign or U.S. exchanges if immediately thereafter the sum of the amounts of initial margin deposits on the Series' existing futures contracts and premiums paid for options on futures (excluding futures contracts and options on futures entered into for bona fide hedging purposes and net of the amount the positions are "in the money") would exceed 5% of the market value of the Series' total assets. When a Series purchases futures contracts or writes put options thereon, the Series will deposit an amount of cash, or appropriate liquid securities equal to the market value of the futures contracts and options (less any related margin deposits) in a segregated account with its custodian to collateralize the position, thereby limiting the use of such futures contracts.

         The extent to which a Series may enter into futures contracts and option transactions may be limited by the requirements of federal income tax law applicable to its corresponding Portfolio for qualification as a RIC. See "Additional Tax Information." A Series generally will not enter into a forward contract with a term of greater than one year. A Series may experience delays in the settlement of its foreign currency transactions.

         When a Series engages in forward contracts for the sale or purchase of currencies, the Series will either cover its position or establish a segregated account. The Series will consider its position covered if it has securities in the currency subject to the forward contract, or otherwise has the right to obtain that currency at no additional cost. In the alternative, the Series will place cash which is not available for investment, fixed income, or equity securities (denominated in the foreign currency subject to the forward contract) in a separate account. The amounts in such separate account will equal the value of the Series' total assets which are committed to the consummation of foreign currency exchange contracts. If the value of the securities placed in the separate account declines, the Series will place additional cash or securities in the account on a daily basis so that the value of the account will equal the amount of the Series' commitments with respect to such contracts.

         AMT Limited Maturity Bond Investments does not currently intend to purchase a put option if, as a result, more than 5% of its total assets would be invested in put options. AMT International Investments does not currently intend to invest more than

5% of its total assets in instruments commonly known as options; financial futures, or stock index futures, other than hedging positions or positions that are covered by cash or securities. Also, AMT International Investments does not currently intend to invest more than 5% of its total assets in puts, calls, straddles, spreads or any combination thereof.

         Short Sales (AMT Partners Investments, Growth Investments, Balanced Investments and International Investments) and Short Sales Against-the-Box (AMT Partners Investments, Growth Investments, Balanced Investments, Liquid Asset Investments, Limited Maturity Bond Investments, Investments and International Investments). AMT Partners, Growth, Balanced, and International Investments may enter into short sales of securities to the extent permitted by the Series' nonfundamental investment policies and limitations. Under applicable guidelines of the staff of the SEC, if a Series engages in a short sale of the type referred to in the Prospectus, it must put in a segregated account (not with the broker) an amount of cash or U.S. government securities equal to the difference between (1) the market value of the securities sold short at the time they were sold short and (2) any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). In addition, until the Series replaces the borrowed security, it must daily maintain the segregated account at such a level that (3) the amount deposited in it plus the amount deposited with the broker as collateral will equal the current market value of the securities sold short, and (4) the amount deposited in it plus the amount deposited with the broker as collateral will not be less than the market value of the securities at the time they were sold short.

         The effect on the Series of engaging in short selling is similar to the effect of leverage. Short selling may exaggerate changes in the corresponding Portfolio's NAV and yield. Short selling may also produce higher than normal portfolio turnover which may result in increased transaction costs to the Series and may result in gains from the sale of securities deemed to have been held for less than three months. Such gains must be limited in order for the Series to qualify as a RIC. See "Additional Tax Information."

         AMT Liquid Asset, Limited Maturity Bond, Partners, Growth, Balanced and International Investments may make short sales against-the-box. A short sale is "against-the-box" when, at all times during which a short position is open, the Series owns an equal amount of such securities, or owns securities giving it the right, without payment of future consideration, to obtain an equal amount of securities sold short.

         Foreign, Corporate and Government Debt Securities. (All Series). Each Series may invest in foreign corporate bonds and debentures and sovereign debt instruments issued or guaranteed by foreign governments, their agencies or instrumentalities.

         Foreign debt securities are subject to risks similar to those of other foreign securities. In addition, foreign debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and are also subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuers of such securities to make principal and interest payments than is the case for higher grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher- rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in such securities only when it concludes that the anticipated return to the Series and the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of the ratings used by Moody's and S&P is included in the Appendix to the SAI. Subsequent to its purchase by the Series, an issue of securities may cease to be rated or its rating may be reduced. In such a case, N&B Management will make a determination as to whether the Series should dispose of the downgraded securities.

         Asset-Backed Securities. (AMT Liquid Asset, Limited Maturity Bond, Government Income and Balanced Investments). The Series may purchase asset-backed securities, including commercial paper. Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving credit (credit card) agreements. These assets are securitized through the use of trusts and special purpose corporations. Credit enhancements, such as various forms of cash collateral accounts or letters of credit, may support payments of principal and interest on asset-backed securities. Asset-backed securities are subject to the same risk of prepayment described with respect to mortgage-backed securities. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments, however, is greater for asset-backed securities than for mortgage-backed securities.

         Certificates for Automobile Receivables(sm) ("CARS(sm)") represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing those contracts. Payment of principal and interest on the underlying contracts are "passed through" monthly to certificate holders and are guaranteed up to specified amounts by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. Underlying installment sales contracts are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders also may experience delays in payment or losses on CARS(sm) if the trust does not realize the full amounts due on underlying installment sales contracts because of unanticipated legal or administrative costs of enforcing the contracts; depreciation, damage, or loss of the vehicles securing the contracts; or other factors.

         Credit card receivable securities are backed by receivables from revolving credit card agreements ("Accounts"). Credit balances on Accounts are generally paid down more rapidly than are automobile contracts. Most of the credit card receivable securities issued publicly to date have been pass-through certificates. In order to lengthen their maturity or duration, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder; principal payments received on the Accounts are used to fund the transfer of additional credit card charges made on the Accounts to the pool of assets supporting the securities. Usually, the initial fixed period may be shortened if specified events occur which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. An issuer's ability to extend the life of an issue of credit card receivable securities thus depends on the continued generation of principal amounts in the underlying Accounts and the non-occurrence of the specified events. The non-deductibility of consumer interest, as well as competitive and general economic factors, could adversely affect the rate at which new receivables are created in an Account and conveyed to an issuer, thereby shortening the expected weighted average life of the related security and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during the which additional credit card charges on an Account may be transferred to the pool of assets supporting the related security could have a similar effect on its weighted average life and yield.

         Credit cardholders are entitled to the protection of state and federal consumer credit laws. Many of those laws give a holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike the collateral for most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

       U.S. Dollar-Denominated Foreign Debt Securities. (All Series). The Series may invest in U.S. dollar-denominated debt securities of foreign issuers (including banks, governments and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable CDs, bankers' acceptances and commercial paper. These investments are subject to each Series' quality, maturity, and duration standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

         Foreign Currency Denominated Foreign Securities. (All Series except AMT Liquid Asset Investments). The Series may invest in debt or other income-producing securities (of issuers in countries whose governments are considered stable by N&B Management) that are denominated in or indexed to foreign currencies, including (1) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (2) obligations of other corporations, and (3) obligations of foreign governments, their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding section, and the additional risks of (1) adverse changes in foreign exchange rates, (2) nationalization, expropriation, or confiscatory taxation, and (3) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments.

         Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements, and transaction costs of foreign currency conversions.

         Foreign market also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Series are uninvested and no return is earned thereon. The inability of the Series to make intended security purchases due to settlement problems could cause the Series to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Series due to subsequent declines in value of the securities, or, if the Series has entered into a contract to sell the securities, could result in possible liability to the purchaser.

         Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorable or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

         In order to limit the risks inherent in investing in foreign currency denominated securities, the Series (except AMT International Investments) may not purchase any such security if, as a result, more than 25% of its net assets (taken at market value) would be invested in foreign currency denominated securities. Within the limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

          Convertible Securities. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, and AMT Partners Investments). Each Series may invest in convertible securities. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege, and (2) its worth, at market value, if converted into the underlying common stock. Convertible debt securities are subject to each Series' investment policies and limitations concerning fixed-income investments.

         Convertible securities are typically issued by smaller capitalized companies whose stock prices may be volatile. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that nonconvertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Series is called for redemption, the Series will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the fund's ability to achieve its investment objective.


         Cover for Futures, Options on Futures, Options on Securities and Indices, Forward Contracts, and Options on Foreign Currencies ("Hedging
Instruments"). Each Series will comply with SEC staff guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash, fixed income, or equity securities. Securities held in a segregated account cannot be sold while the futures, option, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Series' assets could impede portfolio management or the Series' ability to meet current obligations. A Series may be unable promptly to dispose of assets which cover or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Series.


         Preferred Stock. (AMT International Investments, AMT Growth Investments, AMT Balanced Investments, and AMT Partners Investments). These Series may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors, although preferred shareholders may have certain rights if dividends are not paid. Shareholders may suffer a loss of value if dividends are not paid, and generally have no legal recourse against the issuer. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

         Commercial Paper. (All Series). Commercial paper is a short-term debt security issued by a corporation, bank, municipality, or other issuer, usually for purposes such as financing current operations. AMT Growth, Partners, Liquid Asset and International Investments may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1), or deemed by N&B Management to be of equivalent quality. AMT International Investments may invest in such commercial paper, as a defensive measure, to maintain adequate liquidity or as needed for segregated accounts.

         Each Series may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While such restricted securities are normally deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by Managers Trust's Board of Trustees.

         Zero Coupon Securities. (All Series). Each of these Series may invest in zero coupon securities (up to 5% of its net assets, with respect to AMT Partners Investments and AMT Limited Maturity Bond Investments), which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or specify a future date when the securities begin paying current interest. Rather, they are issued and traded at a discount from their face amount or par value, which discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.

         The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Series prior to the receipt of any actual payments. Because each Portfolio must distribute to its shareholders substantially all of its income (including its share of its corresponding Series' accrued original issue discount) each year for income tax purposes, a Series may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Portfolio's distribution requirements.

         The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality.

         Municipal Obligations. (AMT Limited Maturity Bond Investments and AMT Balanced Investments). Municipal obligations are securities issued by or on behalf of states (as used herein, including the District of Columbia), territories and possessions of the United States and their political subdivisions, agencies, and instrumentalities. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed only by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds which are issued by or on behalf of public authorities, but are not backed by the credit of any governmental or public authority. "Anticipation notes", which are also municipal obligations, are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements.

         The value of municipal obligations is dependent on the continuing payment of interest and principal when due by the issuers of the municipal obligations in which a Series invests (or, in the case of industrial development bonds, the revenues generated by the facility financed by the bonds or, in certain other instances, the provider of the credit facility backing the bonds). As with other fixed income securities, an increase in interest rates generally will reduce the value of a Series' investments in municipal obligations, whereas a decline in interest rates generally will increase that value. Efforts are underway that may result in a restructuring of the federal income tax system. Any of these factors could affect the value of municipal securities.

         Interest Rate Protection Transactions (Swap Agreements). (AMT Government Income Investments). AMT Government Income Investments may enter into interest rate swaps, caps, floors, and collars. An interest rate swap involves an agreement between two parties to exchange payments that are based, for example, on variable and fixed rates of interest and that are calculated on the basis of a specified amount (the "notional principal amount"). In an interest rate cap or floor transaction, one party agrees to make payments to the other party when a specified market interest rate goes above (in the case of a cap) or below (in the case of a floor) a designated level on predetermined dates or during a specified time period. An interest rate collar transaction involves both a cap and a floor (that is, one party agrees to make payments to the other party when a specified market interest rate goes outside a specified range).

         The Series enters into these transactions only with banks and recognized securities dealers believed by N&B Management to present minimal credit risks in accordance with guidelines established by the Trustees, for the purpose of (1) preserving a return or spread on a particular investment or portion of its portfolio, (2) protecting against an increase in the price of securities it anticipates purchasing at a later date, or (3) effectively fixing the rate of interest it pays on borrowings. The Series uses interest rate protection transactions as hedges and not as speculative investments; these transactions are subject to risks comparable to those described herein with respect to other hedging strategies. If the Series enters into such a transaction and N&B Management incorrectly forecasts interest rates, market values, or other economic factors, the Series would have been in a better position had it not hedged at all. The Series does not treat these transactions as being subject to its borrowing restrictions.

         The Series will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If the Series enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of its accrued obligations under the swap agreement over the accrued amount it is entitled to receive under the agreement. If the Series enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of its accrued obligations under the agreement.

         The swap market has grown substantially in recent years, with a large number of the participants utilizing standardized swap documentation. Swap agreements are treated as liquid if they can be expected, in N&B Management's judgment, to be able to be sold within seven days at approximately the price at which they are valued. Caps, floors, and collars are more recent innovations for which documentation is less standardized, and accordingly they are less liquid than swaps.

         Short-Term Trading. (AMT Government Income Investments). AMT Government Income Investments may engage in short-term trading. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another purchased at approximately the same time to take advantage of what N&B Management believes to be a temporary disparity in the normal yield relationship between the two securities. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for or supply of various types of fixed income securities or changes in the investment objectives of investors.

         Fixed  Income   Securities.   (All  Series   except  AMT  Liquid  Asset
Investments).   Each  Series  may  invest  in  money  market  instruments,  U.S.
Government or Agency securities, and corporate bonds and debentures receiving one of the four highest ratings from S&P, Moody's, or any other NRSRO or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"); in addition, AMT Partners Investments may invest up to 15% of its net assets, measured at the time of investment, in corporate debt securities rated below investment grade or

Comparable Unrated Securities. AMT Limited Maturity Bond Investments may invest up to 10% of its net assets, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or Comparable Unrated Securities; AMT Balanced Investments may invest up to 10% of the debt securities portion of its investments, measured at the time of investment, in debt securities rated below investment grade, but rated no lower than B by S&P or Moody's, or Comparable Unrated Securities. The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. A Series relies on the credit evaluations performed by N&B Management and on ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

         Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and also may be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

         Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported.

         Subsequent to its purchase by a Series an issue of securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Series. In such a case, with respect to all Series except AMT Liquid Asset Investments, N&B Management will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Series' holdings of securities that are below investment grade and Comparable Unrated Securities will not exceed 5% of the Series' net assets (10% in the case of AMT Limited Maturity Bond and Balanced Investments (debt securities portion) and 15% in the case of AMT Partners Investments). With respect to AMT Liquid Asset Investments, N&B Management will consider the need to dispose of such securities in accordance with the requirements of Rule 2a-7.

                           CERTAIN RISK CONSIDERATIONS

         Although each Series seeks to reduce risk by investing in a diversified portfolio, diversification does not eliminate all risk. There can, of course, be no assurance that any Series will achieve its investment objective, and an investment in a Portfolio involves certain risks that are described in the sections entitled "Investment Program" and "Description of Investments" in the Prospectus and "Investment Information" in this SAI.


                             PERFORMANCE INFORMATION

         A Portfolio's performance may be quoted in advertising in terms of yield or total return if accompanied by performance of an insurance company's separate account. Each Portfolio's performance figures are based on historical earnings and are not intended to indicate future performance. The share price (except in the case of the Liquid Asset Portfolio), yield and total return of each Portfolio will vary, and an investment in a Portfolio, when redeemed, may be worth more or less than the original purchase price.

Yield Calculations

         The Liquid Asset Portfolio may advertise its "current yield" and "effective yield." The Portfolio's current yield is based on a seven-day period and is computed by determining the net change (excluding capital changes) in the value of a hypothetical account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period. The result is a "base period return," which is then annualized -- that is, the amount of income generated during the seven-day period is assumed to be generated each week over a 52-week period -- and shown as an annual percentage of the investment.

         The effective yield of the Portfolio is calculated similarly, but the base period return is assumed to be reinvested. The assumed reinvestment is calculated by adding 1 to the base period return, raising the sum to a power equal to 365 divided by seven, and subtracting one from the result, according to the following formula:


              Effective Yield = [(Base Period Return + 1)365/7] - 1


         For the seven calendar days ended December 31, 1996, the current yield of the Liquid Asset Portfolio was 4.49%. For the same period, the effective yield was 4.59%.

         Limited Maturity Bond Portfolio and Government Income Portfolio. Each of these Portfolios may advertise its "yield" based on a 30-day (or one-month) period. This yield is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period. The result then is annualized and shown as an annual percentage of the investment.


         The annualized yield for the Limited Maturity Bond Portfolio and the Government Income Portfolio for the 30-day period ended December 31, 1996 was 5.81% and 5.62%, respectively.


Total Return Computations. (All Portfolios except Liquid Asset and
International).

         A Portfolio may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:


                                P (1 + T)n = ERV

Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results. Of course, past performance cannot be a guarantee of future results. These calculations assume that all dividends and distributions are reinvested.

         The average annual total returns for the Growth Portfolio (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1996, were +9.14%, +9.83%, and +11.43%, respectively.


         The average annual total returns for the Limited Maturity Bond Portfolio (and the predecessor of the Limited Maturity Bond Portfolio for the period prior to May 1, 1995) for the one-, five-, and ten-year periods ended December 31, 1996, were +4.31%, +5.32%, and +6.68%, respectively.

         The average annual total returns for the Balanced Portfolio (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) for the one-year and five-year periods ended December 31, 1996, and for the period from February 28, 1989 (commencement of operations), through December 31, 1996, were +6.89%, +8.02%, and +10.19%, respectively.

         The average annual total return for the Partners Portfolio (and the Predecessor of the Partners Portfolio for the period prior to May 1, 1995) for the one year period ended December 31, 1996 and for the period from March 22, 1994 (commencement of operations) through December 31, 1996 was +29.57% and +21.73%, respectively.

         The average annual total return for the Government Income Portfolio (and the predecessor of the Government Income Portfolio for the period prior to May 1, 1995) for the one-year period ended December 31, 1996 and from March 22, 1994 (commencement of operations) through December 31, 1996 was +1.32% and +5.13%, respectively.


         N&B   Management   has   reimbursed   certain  of  the  Portfolios  and
predecessors of the Portfolios for certain expenses during the periods shown, which has the effect of increasing total return.

         Average annual total returns quoted for the Portfolios include the effect of deducting a Portfolio's expenses, but may not include charges and expenses attributable to any particular insurance product. Since you can only purchase shares of a Portfolio through a variable annuity or variable life insurance contract, you should carefully review the prospectus of the insurance product you have chosen for information on relevant charges and expenses. Excluding these charges from quotations of a Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

Comparative Information

         From time to time a Portfolio's performance may be compared with

         (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc.("Lipper"), C.D.A. Investment Technologies, Inc.("C.D.A."), Wiesenberger Investment Companies Service ("Wiesenberger"), Investment Company Data Inc., Morningstar, Inc. ("Morningstar"), Micropal Incorporated, VARDS and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

         (2) recognized bond, stock and other indices, such as the Shearson Lehman Bond Index, The Standard & Poor's "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 ("S&P 600"), S&P Mid Cap 400 ("S&P 400"), Russell 2000 Stock Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750, NASDAQ, Value Line Index,

         U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Survey of Colleges Annual Increases of College costs, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 includes stocks that range in market value from $27 million to $880 million, with an average of $302 million. The S&P 400 measures mid -sized companies with an average market capitalization of $1.2 billion. The EAFE(R) Index is an unmanaged index of common stock prices of more than 900 companies from Europe, Australia, and the Far East translated into U.S. dollars. The
         Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.


         In addition, the Limited Maturity Bond Portfolio's performance may be compared with the Merrill Lynch 1-3 year Treasury Index and the Lehman Brothers Intermediate Government/Corporate Bond Index, as well as the performance of Treasury Securities, corporate bonds, and the Lipper Short Investment Grade Debt Funds category.


         Evaluations of a Portfolio's performance, its yield/total return and comparisons may be used in advertisements and in information furnished to present and prospective shareholders. The Portfolios may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

                              TRUSTEES AND OFFICERS


         The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios, advised by Neuberger&Berman and N&B Management.


                                           Positions Held with
Name, Address and Age                      the Trusts                       Principal Occupation(s) (2)
---------------------                      ----------------------           -----------------------
(1)
Stanley Egener*                            Chairman of the                  Principal of Neuberger&Berman;
  Age: 63                                  Board,  Chief                    President and Director of N&B
                                           Executive Officer                Management; Chairman of the
                                           and Trustee of                   Board, Chief Executive Officer,
                                           each Trust                       and Trustee of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment
                                                                            manager or administrator.

Faith Colish                               Trustee of each                  Attorney at law, Faith Colish, A
63 Wall Street                             Trust                            Professional Corporation.
24th Floor
New York, NY  10005
   Age: 61

Walter G. Ehlers                           Trustee of each                  Consultant; Director of The
6806 Suffolk Place                         Trust                            Turner Corporation, A.B. Chance
Harvey Cedars, NJ 08008                                                     Company, Crescent Jewelry, Inc.
   Age: 64


Leslie A. Jacobson                         Trustee of each                  Counsel to Fried, Frank, Harris,
24 Birdsall Farm Drive                     Trust                            Shriver & Jacobson, attorneys at
Armonk, NY  10504                                                           law; previously a partner of that
   Age: 86                                                                  firm.


Robert M. Porter                           Trustee of each                  Retired September, 1991;
P.O. Box 33366                             Trust                            Formerly Director of Customer
Kerrville, TX  78029-3366                                                   Relations, Aetna Life & Casualty
   Age: 71                                                                  Company.

                                       52




Ruth E. Salzmann                            Trustee of each                 Retired; Director of John Deere
1556 Pine Street                            Trust                           Insurance Group; Actuarial
Stevens Point, WI  54481                                                    Consultant.
   Age: 78


Peter P. Trapp                              Trustee of each                 President, Ford Life Insurance
Ford Life Insurance Co.                     Trust                           Company since April, 1995; prior
P.O. Box 1732                                                               thereto, Consultant from
The American Road                                                           December, 1994 until April,
Dearborn, MI  48121-1732                                                    1995; Formerly Vice President,
   Age: 52                                                                  Sentry Insurance & Mutual
                                                                            Company, and President and
                                                                            Chief Operating Office, Sentry
                                                                            Investors Life Insurance
                                                                            Company until November, 1994.


Lawrence Zicklin*                           President and                   Principal of Neuberger&Berman;
   Age: 61                                  Trustee of each                 Director of N&B Management;
                                            Trust                           President and/or Trustee of five other
                                                                            mutual funds and portfolios for which
                                                                            N&B Management acts as investment
                                                                            manager or administrator.

Daniel J. Sullivan                          Vice President of               Senior Vice President of N&B
   Age: 57                                  each Trust                      Management since 1992; prior thereto,
                                                                            Vice President of N&B Management; Vice
                                                                            President of eight other mutual funds
                                                                            for which N&B Management acts as
                                                                            investment manager or administrator.



                                       53





Michael J. Weiner                           Vice President and              Senior Vice President of N&B
   Age: 50                                  Principal Financial             Management since 1992;
                                            Officer of each                 Treasurer of N&B Management
                                            Trust                           from 1992 to 1996; prior thereto,
                                                                            Vice President and Treasurer of
                                                                            N&B Management; and Treasurer of
                                                                            certain mutual funds for which
                                                                            N&B Management acted as investment
                                                                            adviser; Vice President and Principal
                                                                            Financial Officer of eight other mutual
                                                                            funds for which N&B Management acts as
                                                                            investment manager or administrator.

Claudia A. Brandon                          Secretary of each               Vice President of N&B
   Age: 40                                  Trust                           Management; Secretary of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment manager
                                                                            or administrator.

Richard Russell                             Treasurer and                   Vice President of N&B Manage-
   Age: 50                                  Principal                       ment since 1993; prior thereto,
                                            Accounting Officer              Assistant Vice President of N&B
                                            of each Trust                   Management; Treasurer and Principal
                                                                            Accounting Officer of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment
                                                                            manager or administrator.



                                       54





Stacy Cooper-Shugrue                        Assistant Secretary             Assistant Vice President of N&B
   Age: 34                                  of each Trust                   Management since 1993; prior thereto,
                                                                            an employee of N&B Management;
                                                                            Assistant Secretary of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment
                                                                            manager or administrator.

C. Carl Randolph                            Assistant Secretary             Principal of Neuberger&Berman
   Age: 59                                  of each Trust                   since 1992; prior thereto, employee
                                                                            of Neuberger&Berman; Assistant
                                                                            Secretary of eight other mutual
                                                                            funds for which N&B Management
                                                                            acts as investment manager or
                                                                            administrator.

Barbara DiGiorgio                           Assistant Treasurer             Assistant Vice President of N&B
    Age: 38                                 of each Trust                   Management since 1993; prior thereto,
                                                                            employee of N&B Management;
                                                                            Assistant Treasurer of eight other
                                                                            mutual funds for which N&B
                                                                            Management acts as investment manager
                                                                            or administrator since 1996.

Celeste Wischerth                           Assistant Treasurer             Assistant Vice President of N&B
    Age: 36                                 of each Trust                   Management since 1994; prior thereto,
                                                                            employee of N&B Management;
                                                                            Assistant Treasurer of eight other
                                                                            mutual funds for which N&B Management
                                                                            acts as investment manager or
                                                                            administrator since 1996.


-----------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the position shown for at least the last five years.

     * Indicates an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and directors of N&B Management and principals of Neuberger&Berman.



         The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify the Trustees and their officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust or Advisers Trust, respectively, unless it is adjudicated that they engaged in bad faith, wilful misfeasance, gross negligence, or reckless disregard of the duties involved in their offices. In the case of settlement, such indemnification will not be provided unless it has been determined -- by a court or other body approving the settlement or other disposition, or by a majority of disinterested Trustees, based upon a review of readily available facts, or in a written opinion of independent counsel -- that such officers or Trustees have not engaged in wilful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

         Trustees who are not officers or employees of N&B Management, Neuberger&Berman and/or the Life Companies or any of their affiliates are paid trustees' fees. For the year ended December 31, 1996, a total of $49,500 in fees was paid to the Trustees as a group by the Trust and a total of $52,000 in fees was paid to the Trustees as a group by Managers Trust. The following table shows 1996 compensation by Trustee.

                                                COMPENSATION TABLE

--------------------------------------------------------------------------------------------------------------------------------


                                                         Pension or                                     Total
                                                         Retirement                                     Compensation
                                                         Benefits                 Estimated             From Trust and
                                        Aggregate        Accrued As Part          Annual                Fund Complex
Name of Person,                         Compensation     of  Trust's              Benefits              Paid to
Position                                From Trust(1)    Expenses                 Upon                  Trustees(1)
                                                                                  Retirement
--------------------------------------------------------------------------------------------------------------------------------
Stanley Egener,                           None           None                     None                   None(2)
   Chairman and Trustee

Faith Colish,                            $9,500          None                     None                 $50,000(3)
   Trustee

Walter G. Ehlers,                        $9,250          None                     None                  $19,500(4)
   Trustee

Leslie A. Jacobson,                      $9,250          None                     None                 $18,500(4)
   Trustee

Robert M. Porter,                        $9,500          None                     None                 $20,000(4)
   Trustee

Ruth E. Salzmann,                        $9,500          None                     None                 $19,000(4)
   Trustee

Peter P. Trapp,                          $2,500          None                     None                  $5,000(4)
   Trustee

Lawrence Zicklin,                         None           None                     None                   None(3)
   President and Trustee


(1)      "Aggregate Compensation From Trust" and "Total Compensation From Trust
         and Fund Complex Paid to Trustees" is for the period from January 1 through
         December 31, 1996.
(2)      Nine other investment companies.
(3)      Five other investment companies.
(4)      One other investment company.


                                       57

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         Shares of the Portfolios are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies (collectively, "Variable Contracts") issued through separate accounts of life insurance companies (the "Life Companies"). Shares of the Balanced Portfolio are also offered directly to Qualified Plans. As of March 10, 1997, the separate accounts of the Life Companies were known to the Board of Trustees and the management of the Trust to own of record all shares of the Growth, Liquid Asset, Limited Maturity Bond, Partners, and Government Income Portfolios of the Trust and approximately 98.475% of the shares of the Balanced Portfolio of the Trust. There were no shareholders of the International Portfolio as of this same date. A Trustee of the Trust owns a Variable Contract, the underlying Trust shares of which constitute less than 1% of the total Trust shares issued and outstanding.

         As of March 10, 1997, separate accounts of the following Life Companies owned of record or beneficially 5% or more of the Shares of the following
Portfolios:

                                                                   Percentage of
                                      Shares                       Outstanding
                                      Owned                        Shares Owned

Liquid Asset Portfolio

Hartford Life Insurance               10,758,457                   78.916%
Company*
200 Hopmeadow
Simsbury, CT  06070

Sentry Life Insurance Company         2,737,068                    20.077%
1800 North Point Drive
Stevens Point, WI  54481


Partners Portfolio

Skandia Insurance Company*            23,034,520                   42.756%
P.O. Box 883
Shelton, CT  06484

                                                                   Percentage of
                                      Shares                       Outstanding
                                      Owned                        Shares Owned




Nationwide Life Insurance*            28,085,335                   52.131%
P.O. Box 182029
Columbus, OH  43218-2029

Government Income Portfolio

Security Life of Denver*              359,454                      97.288%
8515 East Orchard Road
Englewood, CO  80111-5002

Growth Portfolio

Aetna Life Insurance and              4,296,710                    17.651%
Annuity
151 Farmington Avenue
Hartford, CT  06156

Nationwide Life Insurance*            16,928,870                   69.545%
P.O. Box 182029
Columbus, OH  43218-2029

Sentry Life Insurance Company         1,583,613                    6.506%
1800 North Point Drive
Stevens Point, WI  54481

Limited Maturity Bond Portfolio

Nationwide Life Insurance*            15,395,093                   81.265%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance            1,111,202                    5.866%
Company
600 Dresher Road
Horsham, PA  19044

Balanced Portfolio

Hartford Life Insurance               1,352,806                    12.073%
Company
200 Hopmeadow
Simsbury, CT  06070

Life of Virginia                      2,118,089                    18.902%
6610 West Broad Street
Richmond, VA  23261

Nationwide Life Insurance*            4,266,857                    38.08%
P.O. Box 182029
Columbus, OH  43218-2029

Penn Mutual Life Insurance            2,010,288                    17.94%
Company
600 Dresher Road
Horsham, PA  19044

Sentry Life Insurance                 657,759                      5.87%
1800 North Point Drive
Stevens Point, WI  54481



* Separate accounts of the Life Company owned 25% or more of the outstanding shares of beneficial interest of the Portfolio, and therefore may be presumed to "control" the Portfolio, as that term is defined in the 1940 Act.

         These Life Companies are required to vote Portfolio shares in accordance with instructions received from owners of Variable Contracts funded by separate accounts with respect to separate accounts of these Life Companies that are registered with the Securities and Exchange Commission as unit investment trusts.


           INVESTMENT MANAGEMENT, ADVISORY AND ADMINISTRATION SERVICES

         All Portfolios and their corresponding Series

         Neuberger&Berman is an investment management firm with headquarters in New York. The firm's focus is on U.S. fixed income, equity and balanced fund management. Total assets under management by Neuberger&Berman and its affiliates were approximately $44.7 billion as of December 31, 1996. Founded in 1939 to manage portfolios for high net worth individuals, the firm entered the mutual fund management business in 1950, and began offering active management for pension funds and institutions in the mid-1970's. Most money managers that come to the Neuberger&Berman organization have at least fifteen years of experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.


          Because all of the Portfolios' net investable assets are invested in their corresponding Series, the Portfolios do not need an investment manager. N&B Management serves as each Series' investment manager pursuant to a Management Agreement ("Management Agreement") dated as of May 1, 1995, that was approved by the holders of the interests in all the Series on April 13, 1994, (except with respect to AMT International Investments). The Trustees of Managers Trust approved the Management Agreement between AMT International Investments and N&B Management on November 30, 1995. (It is anticipated that the International Portfolio and AMT International Investments will commence investment operations on or about May 1, 1997).


         The Management Agreement provides in substance that N&B Management will make and implement investment decisions for the Series in its discretion and will continuously develop an investment program for each Series' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Series through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Series, but N&B Management has no current plans to pay a material amount of such compensation.


          N&B Management provides to each Series, without cost, office space, equipment, and facilities and personnel necessary to perform executive, administrative, and clerical functions and pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two officers of N&B Management (who also are principals of Neuberger&Berman), who also serve as directors of N&B Management, principals serve as trustees and officers of the Trusts. See "Trustees and Officers." N&B Management provides similar facilities and services to each Portfolio pursuant to an administration agreement dated May 1, 1995 ("Administration Agreement"). Each Portfolio was authorized to become subject to the Administration Agreement by vote of the Trustees on May 26, 1994, and, except for the International Portfolio, will became subject to it on May 1, 1995. It is anticipated that the International Portfolio will become subject to the Administration Agreement on May 1, 1997.

         Prior to May 1, 1995, N&B Management  provided  investment advisory and administrative services to the predecessor of each Portfolio (except the International Portfolio) under an Investment Advisory Agreement ("Prior Agreement") with that Portfolio. As compensation for these services, the predecessors to the Liquid Asset Portfolio and Limited Maturity Bond Portfolio paid N&B Management a fee at the annual rate of 0.50% of the average daily net assets of each of the two Portfolios; the predecessor to the Government Income Portfolio paid N&B Management a fee at the annual rate of 0.60% of the average daily net assets of the Portfolio; the predecessor to the Balanced Portfolio paid N&B Management a fee at the annual rate of 0.70% of the average daily net assets of the Portfolio; and the predecessors to the Growth and Partners Portfolios paid N&B Management a fee at the rate of 0.70% of the first $250 million of average asset value, 0.675% of the next $250 million of average asset value, 0.65% of the next $250 million of average asset value, 0.625% of the next $250 million of average asset value, and 0.60% of the average asset value in excess of $1 billion. The fee rate paid by each predecessor Portfolio under its Prior Agreement is 0.15% lower than the combined management and administrative fees paid by the corresponding successor Portfolio and its corresponding Series under the Management and Administration Agreements. For a description of the Management and Administration fees currently in effect, see "Management and Administration" in the Prospectus.


          During the fiscal years ended December 31, 1996, 1995, and 1994, the Portfolios and their corresponding Series (for the period beginning May 1, 1995) and the predecessors of the Portfolios (for the period prior to May 1, 1995) paid management and administration fees to N&B Management. For the year ended December 31, 1996, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series): $98,887, Liquid Asset Portfolio; $4,704,750, Growth Portfolio; $1,611,437, Limited Maturity Bond Portfolio; $1,425,077, Balanced Portfolio; $21,695, Government Income Portfolio; and $3,295,383,
Partners Portfolio. For the year ended December 31, 1995, N&B Management was paid management and administration fees as follows (amounts for each Portfolio include management fees paid by that Portfolio's corresponding Series from May 1, 1995 to December 31, 1995): $73,935, Liquid Asset Portfolio; $4,086,084,
Growth Portfolio; $2,076,233 Limited Maturity Bond Portfolio; $1,584,350, Balanced Portfolio; $10,555 Government Income Portfolio; and $520,758, Partners Portfolio. For the year ended December 31, 1994, N&B Management was paid management fees as follows: $28,699, Liquid Asset Portfolio; $2,508,627, Growth Portfolio; $1,806,336, Limited Maturity Bond Portfolio; $1,217,370, Balanced Portfolio; $4,752 Government Income Portfolio; and $19,769 Partners Portfolio.

         The Management and Administration Agreements each continue for two years after the date the Series became subject to it with respect to each Series or Portfolio, respectively. The Management Agreement is renewable thereafter from year to year with respect to each Series, so long as its continuance is approved at least annually (1) by the vote of a majority of Managers Trust's Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Series Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of Managers Trust's Trustees or by a 1940 Act majority vote of the outstanding shares in that Series. After the first two years, the Administration Agreement is renewable from year to year with respect to a Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the trustees of the Trust (the "Portfolio Trustees") who are not "interested persons" of N&B Management or the Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and
(2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding shares in that Portfolio. The Management Agreement is terminable with respect to a Series without penalty on 60 days' prior written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable with respect to a Portfolio without penalty by N&B Management upon at least 120 days' prior written notice to the Portfolio, and by the Portfolio if authorized by the Portfolio Trustees, including a majority of the Independent Portfolio Trustees, on at least 30 days' prior written notice to N&B Management. Each Agreement terminates automatically if it is assigned.

Expense Limitation

         All Portfolios and their corresponding Series


         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has voluntarily undertaken to limit each Portfolio's expenses by reimbursing each Portfolio for certain operating expenses (including, if necessary, the fees under the Administration Agreement with respect to the Government Income, Liquid Asset, and International Portfolios) and its pro rata share of its corresponding Series' operating expenses (including, if necessary, its fees under the Management Agreement with respect to the Government Income and Liquid Asset Portfolios). A similar arrangement existed with respect to the predecessors of these Portfolios. For the year ended December 31, 1996, N&B Management reimbursed: the Liquid Asset and Government Income Portfolios $30,558 and $55,692, respectively. For the year ended December 31, 1995, N&B Management reimbursed the Liquid Asset and Government Income Portfolios $27,683 and $46,494, respectively. For the year or period ended December 31, 1994, N&B Management reimbursed the predecessors of the Liquid Asset and Government Income Portfolios $785 and $11,752, respectively. The International Portfolio and AMT International Investments had not yet commenced investment operations as of December 31, 1996.

         As noted in the Prospectus under "Management and Administration - Expenses," N&B Management has undertaken to limit certain operating expenses of AMT International Investments and the International Portfolio, respectively. The International Portfolio and AMT International Investments have not yet commenced investment operations.

Management and Control of N&B Management


       The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; William Cunningham, Vice President; Clara Del Villar, Vice President; Mark R. Goldstein, Vice President; Michael Lamberti, Vice President; Josephine
P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Felix Rovelli, Vice President; Richard Russell, Vice President; Kent C. Simons, Vice President; Frederick B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Stacy Cooper- Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Roberta D'Orio, Assistant Vice President; Joseph G. Galli, Assistant Vice President; Robert I. Gendelman, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Kevin L. Risen, Assistant Vice President; Susan Switzer, Assistant Vice President; Celeste Wischerth, Assistant Vice President; KimMarie Zamot, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Giuliano, Lainoff, Zicklin, Goldstein, Kassen, Risen, Simons, and Sundman and Mmes. Prindle and Vale are principals of Neuberger&Berman.


         Messrs. Egener and Zicklin are trustees and officers, and Messrs. Sullivan, Weiner, and Russell and Mmes. Brandon, Cooper-Shugrue, DiGiorgio and Wischerth are officers of each Trust. C. Carl Randolph, a principal of Neuberger&Berman, also is an officer of each Trust.

         All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger&Berman.

Sub-Adviser

         N&B Management retains Neuberger&Berman, 605 Third Avenue, New York, NY 10158, as a sub-adviser with respect to each Series. Except with respect to the International Portfolio, the Sub-Advisory Agreement was authorized by the Portfolios' predecessors' shareholders on August 25, 1994 and was approved by the holders of the interests in each Series on April 13, 1994. The Sub-Advisory Agreement was authorized by the Trustees of Managers Trust with respect to AMT International Investments on November 30, 1995.

         The Sub-Advisory Agreement provides in substance that Neuberger&Berman will furnish to N&B Management, upon reasonable request, investment recommendations and research information of the same type that Neuberger&Berman from time to time provides to its principals and employees for use in managing client accounts, as N&B Management reasonably requests. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger&Berman. This research staff consists of approximately fourteen investment analysts, each of whom specializes in studying one or more industries, under the supervision of research partners who are also available for consultation with N&B Management. The Sub-Advisory Agreement provides that the services rendered by Neuberger&Berman will be paid for by N&B Management on the basis of the direct and indirect costs to Neuberger&Berman in connection with those services. Neuberger&Berman also serves as a sub-adviser for all of the other mutual funds advised by N&B Management.

         The Sub-Advisory Agreement continues with respect to each Series for a period of two years after the date the Series became subject to it, and is renewable from year to year thereafter, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Series by the Series Trustees, or by a 1940 Act majority vote of the outstanding shares of that Series, by N&B Management, or by Neuberger&Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Series if it is assigned or if the Management Agreement terminates with respect to the Series.

         Most money managers that come to the Neuberger&Berman organization have at least fifteen years experience. Neuberger&Berman and N&B Management employ experienced professionals that work in a competitive environment.

         The Series are subject to certain limitations imposed on all advisory clients of Neuberger&Berman (including the Series, Other N&B Funds, and other accounts) and personnel of Neuberger&Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of

Neuberger&Berman that limit the aggregate purchases, by all accounts under management, of outstanding shares of public companies.

Investment Companies Advised

         N&B Management currently serves as investment adviser or manager of the following investment companies with aggregate net assets of approximately $15.2 billion, as of December 31, 1996. Neuberger&Berman acts as sub-adviser to these investment companies.

                                                         Approximate Net
                                                              Assets at
Name                                                    December 31, 1996

Neuberger&Berman Cash Reserves . . . . . . .                $  499,989,187
  Portfolio (investment portfolio for
  Neuberger&Berman Cash Reserves)


Neuberger&Berman Government Money . . . .                   $  402,843,399
  Portfolio (investment portfolio for
  Neuberger&Berman Government Money
  Fund)

Neuberger&Berman Limited Maturity Bond . .                  $  272,342,178
  Portfolio (investment portfolio for
  Neuberger&Berman Limited Maturity
  Bond Fund and Neuberger&Berman
  Limited Maturity Bond Trust)

Neuberger&Berman Ultra Short Bond . . . . . .               $   89,819,435
  Portfolio (investment portfolio for
  Neuberger&Berman Ultra Short Bond
  Fund and Neuberger&Berman Ultra Short
  Bond Trust)

Neuberger&Berman Municipal Money . . . . . .                $  135,494,410
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Money Fund)

Neuberger&Berman Municipal Securities . . . .               $   38,634,808
  Portfolio (investment portfolio for
  Neuberger&Berman Municipal Securities
  Trust)

Neuberger&Berman New York Insured . . . . .                 $     9,877,137
  Intermediate Portfolio (investment portfolio for Neuberger&Berman New York Insured
  Intermediate Fund)

Neuberger&Berman Genesis Portfolio . . . . . .              $  398,343,946
  (investment portfolio for Neuberger&Berman
  Genesis Fund, and Neuberger&Berman
  Genesis Trust)


Neuberger&Berman Guardian Portfolio . . . . .                $7,071,702,448
  (investment portfolio for Neuberger&Berman
  Guardian Fund, Neuberger&Berman
  Guardian Trust and Neuberger&Berman
  Guardian Assets)

Neuberger&Berman Manhattan Portfolio . . . .                $  574,606,109
  (investment portfolio for Neuberger&Berman
  Manhattan Fund, Neuberger&Berman
  Manhattan Trust and Neuberger&Berman
  Manhattan Assets)

Neuberger&Berman International Portfolio...............     $    73,377,704
  (investment portfolio for Neuberger&Berman
  International Fund)

Neuberger&Berman Partners Portfolio . . . . . .              $2,405,865,742
  (investment portfolio for Neuberger&Berman
  Partners Fund, Neuberger&Berman
  Partners Trust and Neuberger&Berman
  Partners Assets)

Neuberger&Berman Focus Portfolio . . . . . . .              $1,260,252,029
  (investment portfolio for Neuberger&Berman
  Focus Fund, Neuberger&Berman Focus
  Trust and Neuberger&Berman Focus Assets)

Neuberger&Berman Socially Responsive  . . .                 $   188,366,394

  Portfolio (investment portfolio for
  Neuberger&Berman Socially Responsive Fund,
  Neuberger&Berman NYCDC Socially
  Responsive Trust and Neuberger&Berman
  Socially Responsive Trust)

Neuberger&Berman Advisers Managers. . . . . .               $1,695,378,078
 Trust (six series)



         In addition, Neuberger&Berman serves as investment adviser to one investment company, Plan Investment Fund, Inc., with assets of $70,276,858 at December 31, 1996.

         The investment decisions concerning each Series and the other mutual funds referred to above (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Series. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Series to achieve their objectives may differ. The investment results achieved by all of the funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

         There may be occasions when a Series and one or more of the Other N&B Funds will be contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions will be averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement could have a detrimental effect on the price or volume of the securities as to a Series, in other cases it is believed that a Series's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Series Trustees that the desirability of each Series having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.



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



                            DISTRIBUTION ARRANGEMENTS

         N&B Management serves as the distributor ("Distributor") in connection with the offering of each Portfolio's shares. In connection with the sale of its shares, each Portfolio has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered either personally or through the mails. The Distributor is the Portfolio's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Portfolio's shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Portfolios' shares. The Board of Trustees of the Trust has adopted a non-fee Distribution Plan for each Portfolio of the Trust, which is described in the Prospectus.

         The Trust, on behalf of each Portfolio, and the Distributor are parties to a Distribution Agreement dated May 1, 1995, that continues until May 1, 1997. The Distribution Agreement may be renewed annually thereafter if specifically approved by (1) the vote of a majority of the Portfolio Trustees or a 1940 Act majority vote of the Portfolio's outstanding shares and (2) the vote of a majority of the Independent Portfolio Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will automatically terminate on its assignment, in the same manner as the Management Agreement and the Investment Advisory Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

Suspension of Redemptions

         The Portfolios are normally open for business each day the NYSE is open ("Business Day"). The right to redeem a Portfolio's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed (other than weekend and holiday closings), (2) when trading on the NYSE is restricted,
(3) when an emergency exists as a result of which disposal by the Portfolio's corresponding Series of securities owned by it is not reasonably practicable or it is not reasonably practicable for that Series fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of a Portfolio's shareholders; provided that applicable SEC rules and regulations shall govern as to

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



whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption or they will receive payment at the NAV per share in effect at the close of business on the first Business Day after termination of the suspension.

Redemptions in Kind

         Each Portfolio reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Portfolio, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Portfolios do not redeem in kind under normal circumstances, but would do so when the Trust's Trustees determined that it was in the best interests of a Portfolio's shareholders as a whole.


                        DIVIDENDS AND OTHER DISTRIBUTIONS

         Each Portfolio distributes to its shareholders (primarily insurance company separate accounts and Qualified Plans) amounts equal to substantially all of its share of its corresponding Series' net investment income (after deducting expenses incurred directly by the Portfolio), any net realized capital gains (both long-term and short-term) and, with respect to all Portfolios except the Liquid Asset Portfolio, any net realized gains from foreign currency transactions, if any. Each Portfolio calculates its net investment income and NAV as of the close of regular trading on the NYSE on each Business Day (currently 4:00 p.m. Eastern time). A Series' net investment income consists of all income accrued on portfolio assets less accrued expenses; but does not include net realized or unrealized capital and foreign currency gains or losses. Net investment income and net gains and losses are reflected in a Series' NAV (and, hence, its corresponding Portfolio's NAV) until they are distributed. With respect to the Government Income, Growth, Partners, Balanced, Limited Maturity Bond and International Portfolios, dividends from net investment income and distributions of net realized capital gains and net realized gains from foreign currency transactions, if any, normally are paid once annually, in February. The Liquid Asset Portfolio distributes to its shareholders substantially all of its share of its corresponding Series' net investment income (net of the Portfolio's expenses) and net realized capital gains. Income dividends are declared daily for the Liquid Asset Portfolio at the time its NAV is

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



calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in February.


                           ADDITIONAL TAX INFORMATION

Taxation of the Portfolios


         In order to continue to qualify for treatment as a RIC under the Internal Revenue Code of 1986, as amended ("Code"), each Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and, with respect to all Portfolios except the Liquid Asset Portfolio, net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Portfolio, these requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures, and forward contracts (collectively, "Hedging Instruments")) derived with respect to its business of investing in such stock, securities or currencies ("Income Requirement"); (2) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stock, securities, or any of the following, that were held for less than three months -- Hedging Instruments (other than those on foreign currencies), or foreign currencies (or Hedging Instruments thereon) that are not directly related to the Portfolio's principal business of investing in stock or securities (or options and futures with respect thereto) ("Short-Short Limitation"); and (3) at the close of each quarter of the Portfolio's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


         The Trust and Managers Trust have received a ruling from the Internal Revenue Service ("Service") that each Portfolio, as an investor in a corresponding Series of Managers Trust, will be deemed to own a proportionate share of the Series' assets and income for purposes of determining whether the Portfolio satisfies the requirements described above to qualify as a RIC.

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




         See the next section for a discussion of the tax consequences to the Portfolios of distributions to them from the Series, investments by the Series in certain securities, and (except for AMT Liquid Asset Investments) hedging transactions engaged in by the Series.

Taxation of the Series

         Managers Trust has received a ruling from the Service to the effect that, among other things, each Series will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, no Series will be subject to federal income tax; instead, each investor in a Series, such as a Portfolio, is required to take into account in determining its federal income tax liability its share of the Series' income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Series. A Series also will not be subject to Delaware or New York income or franchise tax.

         Because,   as  noted  above,   each   Portfolio  is  deemed  to  own  a
proportionate share of its corresponding Series' assets and income for purposes of determining whether the

Portfolio qualifies as a RIC, each Series intends to conduct its operations so that its corresponding Portfolio will be able to satisfy all those requirements.

         Distributions to a Portfolio from its corresponding Series (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Portfolio's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Portfolio's basis for its interest in the Series before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Portfolio's entire interest in the Series and includes a disproportionate share of any unrealized receivables held by the Series, (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables and (4) gain (and, in certain situations, loss) may be recognized on an in-kind distribution by the Portfolios. A Portfolio's basis for its interest in its corresponding Series generally will equal the amount of cash and the basis of any property the Portfolio invests in the Series, increased by the Portfolio's share of the Series' net income and capital gains and decreased by (a) the amount of cash and the basis of any property the Series distributes to the Portfolio and (b) the Portfolio's share of the Series' losses.

         Dividends, interest, and in some cases, capital gains received by a Series may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however.

         AMT Balanced, Growth, Partners, and International Investments may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests:
(1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Series holds stock of a PFIC, its corresponding Portfolio (indirectly through its interest in the Series) will be subject to federal income tax on a portion of any "excess distribution" received on the stock as well as gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Portfolio distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Portfolio's investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

         If a Series invests in a PFIC and elects to treat the PFIC as a "qualified electing fund," then in lieu of its corresponding Portfolio's incurring the foregoing tax and interest obligation, the Portfolio would be required to include in income each year its pro rata

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



share of the Series' pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Portfolio to satisfy the Distribution Requirement -- even if those earnings and gain were not received by the Series. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

         Pursuant to proposed regulations that are not currently effective, open-end RICs, such as the Portfolios, would be entitled to elect to "mark-to-market" their stock in certain PFICs. "Marking-to-market," in this context, means recognizing as gain for each taxable year the excess, as of the end of that year, of the fair market value of each such PFIC's stock over the adjusted basis in that stock (including mark-to-market gain for each prior year for which an election was in effect).


          The use by the Series (except AMT Liquid Asset Investments) of hedging strategies, such as writing (selling) and purchasing futures contracts and options and entering into forward contracts, involves complex rules that will determine for income tax purposes the character and timing of recognition of the gains and losses they realize in connection therewith. For each of these Series, gains from the actual disposition and mark to market of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by a Series with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Portfolio under the Income Requirement. However, income from the actual disposition by a Series of options and futures contracts (generally other than those on foreign currencies) will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months. Income from the actual disposition of foreign currencies, and Hedging Instruments thereon, that are not directly related to a Series' principal business of investing in securities (or options and futures with respect thereto) also will be subject to the Short-Short Limitation for its corresponding Portfolio if they are held for less than three months.


         If a Series (except AMT Liquid Asset Investments) satisfies certain requirements, any increase in value of a position that is part of a "designated hedge" will be offset by any decrease in value (whether realized or not) of the offsetting hedging position during the period of the hedge for purposes of determining whether its corresponding Portfolio satisfies the Short-Short Limitation. Thus, only the net gain (if any) from the designated hedge will be included in gross income for purposes of that limitation. A Series will consider whether it should seek to satisfy those requirements to enable its corresponding Portfolio to qualify for this treatment for hedging transactions. To the extent a Series does not so qualify, it may be forced to defer the closing out of certain Hedging

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



Instruments or foreign currency positions beyond the time when it otherwise would be advantageous to do so, in order for its corresponding Portfolio to continue to qualify as a RIC.

         Exchange-traded futures contracts and listed options thereon and certain forward foreign currency contracts constitute "Section 1256 Contracts."
Section 1256 Contracts are required to be "marked-to-market" (that is, treated as having been sold at market value) at the end of a Series' taxable year, 60% of any gain or loss recognized as a result of these "deemed sales" and 60% of any net realized gain or loss from any actual sales of Section 1256 contracts are treated as long-term capital gain or loss, and the remainder is treated as short-term capital gain or loss; however, in certain cases where the futures contract relates to a foreign currency and certain forward foreign currency contracts, the gain or loss may be ordinary rather than capital.

         AMT Limited Maturity Bond Investments may invest in municipal bonds that are purchased with market discount (that is, at a price less than the bond's principal amount or, in the case of a bond that was issued with original issue discount ("OID"), a price less than the amount of the issue price plus accrued OID) ("municipal market discount bonds"). If a bond's market discount is less than the product of (1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the taxpayer acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by the Series after April 30, 1993
(other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. In lieu of treating the disposition gain as above, the Series may elect to include market discount in its gross income currently, for each taxable year to which it is attributable. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period from the acquisition date to the date of maturity.

         AMT Partners, AMT Balanced and AMT Government Income Investments each may acquire zero coupon or other securities issued with OID. As the holder of those securities, each Series (and, through it, its corresponding Portfolio) must take into income the OID that accrues on the securities during the taxable year, even if no corresponding payment on the securities is received during the year. Because each Portfolio annually must distribute substantially all of its income (including its share of its corresponding Series' accrued OID) to satisfy the Distribution Requirement, it may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Series actually receives. Those distributions will be made from a Portfolio's (or its share of its corresponding Series') cash assets or, if

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



necessary, from the proceeds of the Series' sales of portfolio securities. These actions are likely to reduce the Series' and Portfolios' assets and may thereby increase its expense ratio and decrease its rate of return. A Series may realize capital gains or losses from those sales, which would increase or decrease its corresponding Series' investment company taxable income and/or net capital gain. In addition, any such gains may be realized on the disposition of securities held for less than three months. Because of the Short-Short Limitation, any such gains would reduce a Series' ability to sell other securities or Hedging Instruments or foreign currency positions held for less than three months that it might wish to sell in the ordinary course of its portfolio management.

         Rules governing the tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while AMT Government Income Investments intends to account for such transactions in a manner the Series deems to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of the Government Income Portfolio as a regulated investment company might be affected. The Series and Portfolio intend to monitor developments in this area. Certain requirements that must be met under the Code in order for the Government Income Portfolio to qualify as a regulated investment company may limit the extent to which the Series will be able to engage in swap agreements.


                        VALUATION OF PORTFOLIO SECURITIES

         The Liquid Asset Portfolio relies on Rule 2a-7 under the 1940 Act to use the amortized cost method of valuation to stabilize the purchase and redemption price of its shares at $1.00 per share. This method involves the corresponding Series valuing portfolio securities at their cost at the time of purchase and thereafter assuming a constant amortization (or accretion) to maturity of any premium (or discount), regardless of the impact of interest rate fluctuations on the market value of the securities. The Liquid Asset Series uses that valuation method to try to enable its corresponding Portfolio to so stabilize those prices. Although the Portfolio's reliance on Rule 2a-7 and the Series' use of the amortized cost valuation method should enable the Portfolio, under most conditions, to maintain a stable $1.00 share price, there can be no assurance they will be able to do so. An investment in the Liquid Asset Portfolio is neither insured nor guaranteed by the U.S. Government.

         AMT International Investments invests primarily in securities of foreign issuers which are traded on foreign exchanges or in other foreign markets. Foreign securities may trade on days when the NYSE is closed, such as Saturdays and U.S. national holidays. However, the International Portfolio's NAV will be determined only on the days when the

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



NYSE is open for trading. Therefore, the International Portfolio's NAV may be significantly affected by such foreign trading on days when shareholders have no access to redeem or purchase shares of the Portfolio.

                             PORTFOLIO TRANSACTIONS

         Neuberger&Berman acts as each Series's principal broker to the extent a broker is used in the purchase and sale of portfolio securities and in connection with the writing of covered call options on their securities. Transactions in portfolio securities for which Neuberger&Berman serves as broker will be effected in accordance with Rule 17e-1 under the 1940 Act.

         To the extent a broker is not used, purchases and sales of portfolio securities generally are transacted with the issuers, underwriters, or dealers serving as primary market-makers acting as principals for the securities on a net basis. The Series typically do not pay brokerage commissions for such purchases and sales. Instead, the price paid for newly issued securities usually includes a concession or discount paid by the issuer to the underwriter, and transactions placed through dealers serving as market- makers reflect a spread between the bid and the asked prices from which the dealer derives a profit.

         In purchasing and selling portfolio securities other than as described above (for example, in the secondary market), each Series' policy is to seek best execution at the most favorable prices through responsible broker-dealers and, in the case of agency transactions, at competitive commission rates. In selecting broker-dealers to execute transactions, N&B Management considers such factors as the price of the security, the rate of commission, the size and difficulty of the order, the reliability, integrity, financial condition, and general execution and operational capabilities of competing broker-dealers, and may consider the brokerage and research services they provide to the Series or N&B Management. Some of these research services may be of value to N&B Management in advising its various clients (including the Series) although not all of these services are necessarily used by N&B Management in managing the Series. Under certain conditions, a Series may pay higher brokerage commissions in return for brokerage and research services, although no Series has a current arrangement to do so. In any case, each Series may effect principal transactions with a dealer who furnishes research services, may designate any dealer to receive selling concessions, discounts, or other

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



allowances, or may otherwise deal with any dealer in connection with the acquisition of securities in underwritings.

AMT International Investments

         Neuberger&Berman may act as broker for AMT International Investments in the purchase and sale of portfolio securities and in the purchase and sale of options, and for those services would receive brokerage commissions.

All Series


         During the years ended December 31, 1996, 1995 and 1994, AMT Growth Investments (and the predecessor of the Growth Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $761,814, $721,943 and $410,537, respectively, of which $483,502, $466,157 and $321,277, respectively, were paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 68.1% of the aggregate dollar amount of transactions involving the payment of commissions, and 63.5% of the aggregate brokerage commissions paid by it during the year ended December 31, 1996. 76.1% of the $278,312 paid to other brokers by the Series during the year ended December 31, 1996 (representing commissions on transactions involving approximately $105,177,107) was directed to those brokers because of research services they provided. During the year ended December 31, 1996, the Series acquired securities of the following of its Regular Broker-Dealers ("B/Ds"):
Exxon Credit Corp., General Electric Capital Corp., Bear, Stearns & Co. Inc., Morgan Stanley & Co., Inc., and State Street Bank & Trust Co.; at that date, the Series held the securities of its Regular B/Ds with an aggregate value as follows: $9,996,875 Morgan Stanley & Co. Inc.; $5,296,250 Bear, Stearns & Co. Inc.; and $3,370,000 General Electric Capital Corp.

         During the years ended December 31, 1996, 1995 and 1994, AMT Balanced Investments (and the predecessor of the Balanced Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $143,948, $218,734 and $135,836 respectively, of which $99,363, $154,773 and $107,420 respectively were paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 70.5% of the aggregate dollar amount of transactions involving the payment of commissions, and 69.0% of the aggregate brokerage commissions paid by it during the years ended December 31, 1996. 76.5% of the $44,585 paid to brokers by the Series during the year ended December 31, 1996 (representing commissions on transactions of approximately $18,056,197), was directed to those brokers because of research services they provided. During the year ended December 31, 1996, the Series acquired securities of the following of its Regular B/Ds: Goldman Sachs & Co., Morgan Stanley & Co. Inc., Bear, Stearns & Co. Inc., and State Street Bank & Trust Company; at that date, the Series held the securities of its Regular B/Ds with an aggregate value as follows: $1,885,125 Morgan Stanley & Co. Inc.; $975,625 Bear, Stearns & Co. Inc.; and $902,254 Goldman, Sachs & Co.

         During the year ended December 31, 1996 and 1995 and the period March 22, 1994 to December 31, 1994, AMT Partners Investments (and the predecessor of the Partners Portfolio for the period prior to May 1, 1995) paid total brokerage commissions of $1,753,707, $457,962 and $27,115, respectively, of which $1,140,965, $307,520 and $26,321, respectively were paid to Neuberger&Berman. Transactions in which the Series used Neuberger&Berman as broker comprised 68.5% of the aggregate dollar amount of transactions involving the payment of commissions, and 65.1% of the aggregate brokerage commissions paid by it during the year ended December 31, 1996. 91.2% of the $612,742 paid to brokers by the Series during the year ended December 31, 1996 (representing commissions on transactions of approximately $310,185,904) was directed to those brokers because of research services they provided. During the year ended December 31, 1996, that Series acquired securities of the following of its Regular B/Ds:
Exxon Asset Management, Exxon Credit Corp., General Electric Capital Corp., and State Street Bank and Trust Company; at that date, the Series did not hold any securities of its Regular B/Ds.

         During the year ended December 31, 1996, AMT Liquid Asset Investments acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Goldman Sachs & Co., Merrill Lynch, Pierce, Fenner & Smith, Inc., Morgan Stanley & Co. Inc; at that date the Series held securities of its Regular B/Ds with aggregate value as follows: $588,406 General Electric Capital Corp., and $500,000 Morgan Stanley & Co. Inc.

         During the year ended December 31, 1996, AMT Limited Maturity Bond Investments acquired securities of the following of its Regular B/Ds: Bear, Stearns & Co. Inc.; and Goldman, Sachs & Co.; at that date the Series held securities of its Regular B/Ds with aggregate value as follows: $3,828,484, Goldman, Sachs & Co.

         During the year ended December 31, 1996, AMT Government Income Investments did not acquire any securities of its Regular B/Ds.


         Insofar as portfolio transactions of AMT Partners Investments result from active management of equity securities, and insofar as portfolio transactions of AMT Growth Investments result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Series to brokers (including Neuberger&Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.


         Portfolio securities may be loaned from time to time by AMT Growth, Partners, Balanced (equity securities portion) and International Investments to Neuberger&Berman in accordance with the terms and conditions of an order issued by the Securities and Exchange Commission, excepting such transactions from certain provisions of the 1940 Act which would otherwise prohibit such transactions, subject to certain conditions. Among the conditions of the order, securities loans made by each Series to Neuberger&Berman must be fully secured by cash collateral. The portion of the income on cash collateral which may be shared with Neuberger&Berman is determined with reference to the concurrent arrangements between Neuberger&Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger&Berman borrows securities from a Series in order to relend them to others, Neuberger&Berman is required to pay over to that Series, on a quarterly basis, certain "excess earnings" that Neuberger&Berman otherwise has derived from the relending of the borrowed securities. When Neuberger&Berman desires to borrow a security that a Series has indicated a willingness to lend, Neuberger&Berman must borrow such security from the Series rather than from the unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Series. If a Series' expenses exceed its income in any securities loan transaction with Neuberger&Berman, Neuberger&Berman must reimburse Series for such loss.

         Each Series may also lend securities to unaffiliated entities, including, banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Series. The Series may invest the cash collateral and earn income or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Series an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Series or the borrower. The Series may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Series does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to securities loans by the Series.

         In effecting securities transactions, each Series generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Series plans to continue to use Neuberger&Berman (or any other affiliated broker-dealer) as its broker where, in the judgment of N&B Management, (which is affiliated with Neuberger&Berman), that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Series' knowledge, however, no affiliate of any Series receives give-ups or reciprocal business in connection with their securities transactions.

         The use of Neuberger&Berman as a broker for a Series is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934 ("Section 11(a)"). Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Board of Trustees of the Series has expressly authorized Neuberger&Berman to retain such compensation and Neuberger&Berman complies with the reporting requirements of Section 11(a).

         Under the 1940 Act, commissions paid by a Series to Neuberger&Berman in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is each Series' policy that the commissions to be paid to Neuberger&Berman must, in N&B Management's judgment be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger&Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger&Berman acts as a clearing broker for another brokerage firm and customers of Neuberger&Berman considered by a majority of the Independent Series Trustees not to be comparable to the Series. The Series do not deem it practicable and in their best interest to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time. The 1940 Act generally prohibits Neuberger&Berman from acting as principal in the purchase or sale of securities for a Series's account, unless an appropriate exemption is available.

         A committee of Independent Series Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger&Berman to the Series and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger&Berman effects brokerage transactions for the Series must be reviewed and approved no less often than annually by a majority of the Independent Series Trustees.

         To ensure that accounts of all investment clients, including a Series, are treated fairly in the event that Neuberger&Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger&Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders simultaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

         Each Series expects that it will continue to execute a portion of its transactions through brokers other than Neuberger&Berman. In selecting those brokers, N&B Management will consider the quality and reliability of brokerage services, including execution capability and performance and financial responsibility, and may consider the research and other investment information provided by those brokers, and the willingness of particular brokers to sell the Variable Contracts issued by the Life Companies.

         A committee, comprised of officers of N&B Management and principals of Neuberger&Berman who are portfolio managers of some of the Series and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger&Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger&Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; and (2) adjustments may be required because of periodic changes in the execution or research capabilities of particular brokers, or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

         The commissions paid to a broker other than Neuberger&Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services provide the Series with benefits by supplementing the information otherwise available to N&B Management. That research information may be used by N&B Management in servicing their respective funds and, in some cases, by Neuberger&Berman in servicing the Managed Accounts. On the other hand, research information received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger&Berman from brokers executing portfolio transactions on behalf of the Managed Accounts may be used for the Series' benefit.

         Theodore P. Guiliano, Mark R. Goldstein and Michael M. Kassen, and Judith Vale, each of whom is a principal of Neuberger&Berman and a Vice President of N&B Management (and, with respect to Mr. Guiliano, also a director of N&B Management), Josephine P. Mahaney, Thomas Wolfe, and William Cunningham, each of whom is an employee of Neuberger&Berman and a Vice President of N&B Management, Robert I. Gendelman, who is a principal of Neuberger&Berman and an Assistant Vice President of N&B Management, and Felix Rovelli, a Vice President of N&B Management, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of the Series. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. For more information on these individuals, see "Management and Administration" in the Prospectus.


Portfolio Turnover

         The portfolio turnover rate is calculated by dividing the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Series during the fiscal year (other than securities, including options, foreign financial futures contracts and forward contracts, whose maturity or expiration date at the time of acquisition was one year or less), divided by the month-end average monthly value of such securities owned by the Series during the year.


                             REPORTS TO SHAREHOLDERS


         Shareholders of each Portfolio receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Portfolio and for its corresponding Series. Each Portfolio's report shows the investments owned by its corresponding Series and the market values thereof and provides other information about the Portfolio and its operations. In addition, the report contains the Portfolio's financial statements, including the Portfolio's beneficial interest in its corresponding Series.



                          CUSTODIAN AND TRANSFER AGENT

         Each Portfolio and Series has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110 as custodian for its securities and cash. State Street also serves as each Portfolio's Transfer Agent and shareholder servicing agent, administering purchases and redemptions Trust shares through its Boston Service Center.

                              INDEPENDENT AUDITORS


         Each Portfolio and Series has selected Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116 as the independent auditors who will audit its financial statements.



                                  LEGAL COUNSEL

         Each Portfolio and Series has selected Dechert Price & Rhoads, 1500 K Street, N.W., Suite 500, Washington, D.C. 20005 as legal counsel.

                             REGISTRATION STATEMENT

         This SAI and Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. Certain portions of the registration statement have been omitted pursuant to SEC rules and regulations. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

         Statements contained in this SAI and Prospectus as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


         The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to the shareholders of the Registrant for the fiscal year ended December 31, 1996 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of the AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments) are incorporated into this Statement of Additional Information by reference.


71869.82

                                                                      Appendix A

                              RATINGS OF SECURITIES

S&P corporate bond ratings:


         AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

         A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

         BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

         BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI - The rating CI is reserved for income bonds on which no interest is being paid.

         D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

         Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

Moody's corporate bond ratings

         Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

         Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

         A - Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period time may be small.

         Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Modifiers - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

S&P commercial paper ratings

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

Moody's commercial paper ratings

         Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

-Leading market positions in well-established industries.

-High rates of return on funds employed.

-Conservative capitalization structures with moderate reliance on debt and ample asset protection.

-Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

-Well-established access to a range of financial markets and assured sources of alternate liquidity.

                                                                      Appendix B

                        A CONVERSATION WITH ROY NEUBERGER

The Art of Investing:
A Conversation with Roy Neuberger

                                            "I firmly  believe  that if you want
                                            to manage  your own money,  you must
                                            be a student of the  market.  If you
                                            are  unwilling or unable to do that,
                                            find  someone  else to  manage  your
                                            money for you."


                                                   NEUBERGER&BERMAN

          [THIS PAGE IS BLANK - IT IS AN INSIDE PAGE OF THIS BROCHURE]

[PICTURE OF ROY NEUBERGER]



                           During my more than  sixty-five  years of buying  and
                  selling securities, I've been asked many questions about my approach to investing. On the pages that follow are a variety of my thoughts, ideas and investment principles which have served me well over the years. If you gain useful knowledge in the pursuit of profit as well as enjoyment from these comments, I shall be more than content.



                                                            \s\ Roy R. Neuberger




                                   YOU'VE BEEN ABLE TO
                                   CONDENSE SOME OF THE
                                   CHARACTERISTICS OF
                                   SUCCESSFUL INVESTING INTO
                                   FIVE "RULES."  WHAT ARE
                                   THEY?


                                   Rule  #1:  Be  flexible.  My  philosophy  has
                                   necessarily changed from time to time because
                                   of events and because of  mistakes.  My views
                                   change   as    economic,    political,    and
                                   technological   changes  occur  both  on  and
                                   sometimes  off our planet.  It is  imperative
                                   that you be willing to change  your  thoughts
                                   to meet new conditions.


                                   Rule #2: Take your
                                   temperament into account.
                                   Recognize whether you are
                                   by nature very speculative
                                   or just the opposite --
                                   fearful, timid of taking
                                   risks. But in any event --


Diversify your                     Rule #3: Be broad-gauged.
investments,                       Diversify your investments,
make sure that                     make sure that some of your
some of your                       principal is kept safe, and
principal is                       try to increase your income
kept safe, and                     as well as your capital.
try to increase
your income as
well as your
capital.                                        [PICTURE OF ROY NEUBERGER]








                                       B-5







                                   Rule #4: Always  remember there are many ways
                                   to skin a cat!  Ben Graham and David Dodd did
                                   it  by  understanding  basic  values.  Warren
                                   Buffet invested his portfolio in a handful of
                                   long-term  holdings,  while staying  involved
                                   with the companies' managements.  Peter Lynch
                                   chose to understand, first-hand, the products
                                   of many hundreds of the companies he invested
                                   in. George Soros showed his genius as a hedge
                                   fund  investor  who  could   decipher   world
                                   currency trends.  Each has been successful in
                                   his own way. But to be  successful,  remember
                                   to-





                                   Rule #5: Be skeptical. To
                                   repeat a few well-worn
                                   useful phrases:

                                            A. Dig for yourself.
                                            B. Be from Missouri.
                                            C. If it sounds too
                                            good to be true, it
                                            probably is.


                                   IN YOUR 65 YEARS OF  INVESTING  ARE THERE ANY
                                   GENERAL  PATTERNS  YOU'VE  OBSERVED AS TO HOW
                                   THE MARKET BEHAVES?



                                       B-6







                                   Every  decade  that I've been  involved  with
                                   Wall  Street  has a  nuance  of its  own,  an
                                   economic and social  climate that  influences
                                   investors.  But generally,  bull markets tend
                                   to be  longer  than bear  markets,  and stock
                                   prices   tend  to  go  up  more   slowly  and
                                   erratically  than they go down.  Bear markets
                                   tend to be shorter and of greater  intensity.
                                   The   market   rarely   rises   or   declines
                                   concurrently with business cycles longer than
                                   six months.


                                   AS A LEGENDARY "VALUE
                                   INVESTOR," HOW DO YOU
                                   DEFINE VALUE INVESTING?


                                   Value investing means finding the best values
                                   -- either absolute or relative. Absolute means a stock has a low market price relative to its own fundamentals. Relative value means the price is attractive relative to the market as a whole.


                                   COULD YOU DESCRIBE A STOCK
                                   WITH "GOOD VALUE"?


                                   A classic example is a company that has a low
                                   price to earnings  ratio, a low price to book
                                   ratio,  free  cash  flow,  a  strong  balance
                                   sheet,    undervalued    corporate    assets,
                                   unrecognized   earnings   turnaround  and  is
                                   selling  at  a  discount  to  private  market
                                   value.



                                       B-7







                                   These   characteristics   usually   lead   to
                                   companies that are  under-researched and have
                                   a  high  degree  of  inside   ownership   and
                                   entrepreneurial management.


                                   One of my colleagues at Neuberger&Berman says he finds his value stocks either "under a cloud" or "under a rock." "Under a cloud" stocks are those Wall Street in general doesn't like, because an entire industry is out of favor and even the good stocks are being dropped. "Under a rock" stocks are those Wall Street is ignoring, so you have to uncover them on your own.


                                   ARE THERE OTHER KEY
                                   CRITERIA YOU USE TO JUDGE
                                   STOCKS?


                                   I'm more interested in longer-term  trends in
                                   earnings  than  short-term  trends.  Earnings
                                   gains  should  be the  product  of  long-term
                                   strategies,   superior   management,   taking
                                   advantage  of business  opportunities  and so
                                   on.  If these  factors  are in  their  proper
                                   place,  short-term  earnings should not be of
                                   major  concern.  Dividends  are an  important
                                   extra because,  if they're stable,  they help
                                   support the price of the stock.


                                   WHAT ABOUT SELLING STOCKS?



                                       B-8







                                   Most individual investors should invest for the long term but not mindlessly. A sell discipline, often neglected by investors, is vitally important.


"One should fall                   One should fall in love
in love with                       with ideas, with people, or
ideas, with                        with idealism.  But in my
people or with                     book, the last thing to
idealism.  But                     fall in love with is a
in my book, the                    particular security. It is
last thing to                      after all just a sheet of
fall in love                       paper indicating a part
with is a                          ownership in a corporation
particular                         and its use is purely
security."                         mercenary.  If you must
                                   love a  security,  stay in love with it until
                                   it gets  overvalued;  then let somebody  else
                                   fall in love.





                                                [PICTURE OF ROY NEUBERGER]







                                       B-9







                                   ANY OTHER ADVICE FOR
                                   INVESTORS?


                                   I firmly believe that if you want to manage your own money, you must be a student of the market. If you're unwilling or unable to do that, find someone else to manage your money for you. Two options are a well-managed no-load mutual fund or, if you have enough assets for separate account management, a money manager you trust with a good record.


                                   HOW WOULD YOU DESCRIBE YOUR
                                   PERSONAL INVESTING STYLE?


                                   Every  stock I buy is bought to be sold.  The
                                   market is a daily  event,  and I  continually
                                   review  my   holdings   looking  for  selling
                                   opportunities.  I take a profit  occasionally
                                   on  something  that has gone up in price over
                                   what was  expected  and  simultaneously  take
                                   losses  whenever  misjudgment  seems evident.
                                   This creates a reservoir of buying power that
                                   can be used to make fresh  judgments  on what
                                   are the best  values  in the  market  at that
                                   time.  My active  investing  style has worked
                                   well  for me over  the  years,  but for  most
                                   investors I recommend a longer-term approach.



                        B-10







                                   I tend not to worry very must about the day to day swings of the market, which are very hard to comprehend. Instead, I try to be rather clever in diagnosing values and trying to win 70 to 80 percent of the time.


                                   YOU BEGAN INVESTING IN
                                   1929.  WHAT WAS YOUR
                                   EXPERIENCE WITH THE "GREAT
                                   CRASH"?


                                   The only money I managed in the Panic of 1929
                                   was my own. My portfolio was down about 12 percent, and I had an uneasy feeling about the market and conditions in general. Those were the days of 10 percent margin. I studied the lists carefully for a stock that was overvalued in my opinion and which I could sell short as a hedge. I came across RCA at about $100 per share. It had recently split 5 for 1 and appeared overvalued. There were no dividends, little income, a low net worth and a weak financial position. I sold RCA short in the amount equal to the dollar value of my long portfolio. It proved to be a timely and profitable move.


                                   HOW DID THE CRASH OF 1929
                                   AFFECT YOUR INVESTING
                                   STYLE?



                        B-11







                                   I am prematurely bearish when the market goes up for a long time and everybody is happy because they are richer. I am very bullish when the market has gone down perceptibly and I feel it has discounted any troubles we are going to have.


                                   HOW IMPORTANT ARE
                                   PSYCHOLOGICAL FACTORS TO
                                   MARKET BEHAVIOR?


                                   There  are  many   factors  in   addition  to
                                   economic statistics or security analysis in a
                                   buy or sell  decision.  I believe  psychology
                                   plays an important  role in the Market.  Some
                                   people  follow the crowd in hopes  they'll be
                                   swept  along in the right  direction,  but if
                                   the  crowd is late in  acting,  this can be a
                                   bad move.


                                   I like to be contrary. When things look bad, I become optimistic. When everything looks rosy, and the crowd is optimistic, I like to be a seller. Sometimes I'm too early, but I generally profit.


                                   AS A  RENOWNED  ART  COLLECTOR,  DO YOU  FIND
                                   SIMILARITIES  BETWEEN  SELECTING  STOCKS  AND
                                   SELECTING WORKS OF ART?



                        B-12







                                   Both are an art, although
                                   picking stocks is a minor
"When things                       art compared with painting,
look bad, I                        sculpture or literature.  I
become                             started buying art in the
optimistic.                        30s, and in the 40s it was
When everything                    a daily, almost hourly
looks rosy, and                    occurrence.  My inclination
the crowd is                       to buy the works of living
optimistic, I                      artists comes from Van
like to be a                       Gogh, who sold only one
seller."                           painting during his
                                   lifetime.  He died in
                                   poverty, only then to
                                   become a legend and have
                                   his work sold for millions
                                   of dollars.





                                                [PICTURE OF ROY NEUBERGER]


                                   There are more  variables  to consider now in
                                   both  buying art and picking  stocks.  In the
                                   modern  stock  markets,   the  heavy  use  of
                                   futures and options has changed the nature of
                                   the  investment  world.  In past  times,  the
                                   stock  market was much less  complicated,  as
                                   was the art world.


                                   Artists  rose and fell on  their  own  merits
                                   without a lot of publicity and attention.  As
                                   more  and  more  dealers  are  involved  with
                                   artists,  the  price  of their  work  becomes
                                   inflated.  So I almost  always  buy  works of
                                   unknown,   relatively  undiscovered  artists,
                                   which,   I  suppose   is   similar  to  value
                                   investing.



                        B-13







                                   But the big difference in my view of art and stocks is that I buy a stock to sell it and make money. I never bought paintings or sculptures for investment in my life. The objective is to enjoy their beauty.



                        B-14







                                   WHAT DO YOU CONSIDER THE
                                   BUSINESS MILESTONES IN YOUR
                                   LIFE?


                                   Being  a  founder  of  Neuberger&Berman   and
                                   creating  one of  the  first  no-load  mutual
                                   funds.  I started on Wall Street in 1929, and
                                   during the  depression I managed my own money
                                   and that of my clientele.  We all  prospered,
                                   but I wanted to have my own  firm.  In 1939 I
                                   became a founder of Neuberger&Berman, and for
                                   about   10  years  we   managed   money   for
                                   individuals   with   substantial    financial
                                   assets.  But  I  also  wanted  to  offer  the
                                   smaller investor the benefits of professional
                                   money  management,  so in 1950 I created  the
                                   Guardian   Mutual  Fund  (now  known  as  the
                                   Neuberger&Berman Guardian Fund). The Fund was
                                   kind of an  innovation in its time because it
                                   didn't charge a sales  commission.  I thought
                                   the public was being  overcharged  for mutual
                                   funds,  so I wanted  to  create  a fund  that
                                   would  be  offered  directly  to  the  public
                                   without a sales  charge.  Now of  course  the
                                   "no-load" fund business is a huge industry. I
                                   managed the Fund myself for over 28 years.


                                                [PICTURE OF ROY NEUBERGER]



                        B-15







                                   YOU'RE IN YOUR NINETIES AND STILL YOU GO INTO
                                   THE   OFFICE   EVERY  DAY  TO   MANAGE   YOUR
                                   INVESTMENTS. WHY?


                                   I like the fun of being nimble in the stock market, and I'm addicted to the market's fascinations.


                                   WHAT CLOSING WORDS OF
                                   ADVICE DO YOU HAVE ABOUT
                                   INVESTING?


                                   Realize that there are opportunities at all times for the adventuresome investor. And stay in good physical condition. It's a strange thing. You do not dissipate your energies by using them. Exercise your body and your brain every day, and you'll do better in investments and in life.


                                   ROY NEUBERGER:  A BRIEF
                                   BIOGRAPHY

                                   Roy Neuberger is a founder of the  investment
                                   management  firm   Neuberger&Berman,   and  a
                                   renowned  value   investor.   He  is  also  a
                                   recognized collector of contemporary American
                                   art,  much  of  which  he has  given  away to
                                   museums and colleges across the country.



                        B-16







                                            During the 1920s, Roy studied art in
                                   Paris. When he realized he didn't possess the talent to become an artist, he decided to collect art, and to support this passion, Roy turned to investing -- a pursuit for which his talents have proven more than adequate.


                                   A TALENT FOR INVESTING


                                            Roy began his  investment  career by
                                   joining  a  brokerage  firm  in  1929,  seven
                                   months  before the "Great  Crash." Just weeks
                                   before  "Black  Monday," he shorted the stock
                                   of  RCA,  thinking  it  was  overvalued.   He
                                   profited from the falling market and gained a
                                   reputation  for market  prescience  and stock
                                   selection that has lasted his entire career.


                                   NEUBERGER&BERMAN'S FOUNDING

                                            Roy's  investing   acumen  attracted
                                   many  people  who  wished to have him  manage
                                   their money. In 1939, at the age of 36, after
                                   purchasing  a seat  on  the  New  York  Stock
                                   Exchange,  Roy  founded  Neuberger&Berman  to
                                   provide money  management  services to people
                                   who lacked the time, interest or expertise to
                                   manage their own assets.




                        B-17







                                   NEUBERGER&BERMAN -- OVER
                                   FIVE DECADES OF GROWTH


                                            Neuberger&Berman  has grown  through
                                   the years and now manages  approximately  $30
                                   billion  of equity and fixed  income  assets,
                                   both   domestic   and   international,    for
                                   individuals,  institutions, and its family of
                                   no-load mutual funds. Today, as when the firm
                                   was founded, Neuberger&Berman follows a value
                                   approach  to  investing,  designed  to enable
                                   clients  to  advance  in  good   markets  and
                                   minimize  losses  when  conditions  are  less
                                   favorable.





















                        B-18

























                                                     Neuberger&Berman
                                                     Management
                                                     Inc.[SERVICE
                                                     MARK]

                                                              605 Third
                                                              Avenue, 2nd
                                                              Floor
                                                              New York, NY
                                                              10158-0180
                                                              Shareholder
                                                              Services
                                                              (800) 877-
                                                              9700

                                                              [COPYRIGHT
                                                              SYMBOL]1995
                                                              Neuberger&
                                                              Berman

                                                PRINTED ON RECYCLED PAPER
                                                   WITH SOY BASED INKS


                                      B-19

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST
                  POST-EFFECTIVE AMENDMENT NO. 22 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION


Item 24.          Financial Statements and Exhibits

     (a) Financial Statements:

                  The audited financial statements, notes to the audited financial statements, and reports of the independent auditors contained in the annual reports to shareholders of the Registrant for the fiscal year ended December 31, 1996 for Neuberger&Berman Advisers Management Trust (with respect to each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio), and for Advisers Managers Trust (with respect to each of AMT Balanced Investments, AMT Government Income Investments, AMT Growth Investments, AMT Limited Maturity Bond Investments, AMT Liquid Asset Investments and AMT Partners Investments) are incorporated into the Statement of Additional Information by reference.


Included in Part A of this Post-Effective Amendment:

                  FINANCIAL HIGHLIGHTS for each of the Balanced Portfolio, Government Income Portfolio, Growth Portfolio, Limited Maturity Bond Portfolio, Liquid Asset Portfolio and Partners Portfolio of Neuberger&Berman Advisers Management Trust, for the periods indicated therein.

     (b) Exhibits:

             Exhibit
             Number                    Description

             (1)      (a)      Certificate of Trust of Registrant.*

                      (b)      Trust Instrument of Registrant.*

                      (c) Schedule A to Trust Instrument of Registrant designating Series of Registrant.*

             (2)               By-laws of Registrant.*

             (3)               Voting Trust Agreement.  None.

             (4)      (a)      Trust Instrument of Registrant, Articles IV,
                               V and VI.*

                      (b)      By-laws of Registrant, Articles V, VI and
                               VIII.*

PART C - Other Information
Page 2



             (5)      (a)      Management Agreement Between Advisers
                               Managers Trust and Neuberger&Berman
                               Management Incorporated.*

                      (b)      Sub-Advisory Agreement Between
                               Neuberger&Berman Management Incorporated and
                               Neuberger&Berman with Respect to Advisers
                               Managers Trust.*

                      (c) Substitution Agreement among Neuberger&Berman Management Inc., Advisers Managers Trust, Neuberger&Berman, L.P. and Neuberger&Berman, LLC.*

              (6) Distribution Agreement Between Registrant and Neuberger&Berman Management Incorporated.*


              (7)               Bonus, Profit Sharing or Pension Plans. None.

              (8)      (a)      Custodian Contract Between Registrant and
                                State Street Bank and Trust Company.
                                Incorporated by reference to Post-Effective
                                Amendment No. 20 to Registrant's Registration
                                Statement File Nos. 2-88566 and 811-4255.


                       (b) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.*


              (9)      (a)      Transfer Agency Agreement Between Registrant
                                and State Street Bank and Trust Company.
                                Incorporated by reference to Post-Effective
                                Amendment No. 20 to Registrant's Registration
                                Statement, File Nos. 2-88566 and 811-4255.


                       (b) Administration Agreement Between Registrant and Neuberger&Berman Management
                                Incorporated.*

                       (c)     Form of Fund Participation Agreement.*

                       (d) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.*

                       (e) Reimbursement Agreement between Registrant, on behalf of the International Portfolio, and Neuberger&Berman Management Inc.*

              (10)     (a)      Consent of Dechert Price & Rhoads.*

PART C - Other Information
Page 3



                       (b)      Opinion of Dechert Price & Rhoads.
                                Incorporated by reference to Registrant's
                                Rule 24f-2 Notice for the fiscal year ended
                                December 31, 1996, File No. 2-88566.

              (11)              Consent of Independent Auditors.*


              (12)              Financial Statements Omitted from Prospectus.
                                None.

              (13)              Letter of Investment Intent.  None.

              (14)              Prototype Retirement Plan.  None.


              (15)              Distribution Plan Pursuant to Rule 12b-1.*


              (16) Schedule of Computation of Performance Quotations. Incorporated by reference to Registrant's Post-Effective Amendment No. 18 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255.


              (17)              Financial Data Schedules.*


         *        Filed herewith.

Item 25.          Persons Controlled By or Under Common Control with
                  Registrant


         As of March 10, 1997, separate accounts of Nationwide Life Insurance Company owned approximately 38.080% of the outstanding shares of the Balanced Portfolio of the Registrant, 69.545% of the outstanding shares of the Growth Portfolio of the Registrant, 81.265% of the outstanding shares of the Limited Maturity Bond Portfolio of the Registrant, and 52.131% of the outstanding shares of the Partners Portfolio of the Registrant; separate accounts of Hartford Life Insurance Company owned approximately 78.916% of the outstanding shares of the Liquid Asset Portfolio of the Registrant; separate accounts of American Skandia Insurance Company and Skandia Life Assurance Company owned approximately 42.756% of the outstanding shares of the Partners Portfolio of the Registrant; and separate accounts of Security Life of Denver owned approximately 97.288% of the outstanding shares of the Government Income Portfolio of the Registrant.


         These insurance companies are required to vote Portfolio shares in accordance with instructions received from owners of variable life insurance and variable annuity contracts funded by separate accounts with respect to separate accounts of these insurance companies that are registered with the Securities and

PART C - Other Information
Page 4


Exchange Commission as unit investment trusts.

         Registrant  is  organized  in  a  master/feeder  fund  structure,   and
technically may be considered to control the master fund in which it invests, Advisers Managers Trust.

Item 26.          Number of Holders of Securities


         As of February 10, 1997, the number of record holders of the Portfolios of the Registrant was as follows:


         Title of Class                             Number of Record Holders

         Balanced Portfolio                                31

         Growth Portfolio                                  19

         Liquid Assets Portfolio                            5

         Limited Maturity Bond Portfolio                   27

         Partners Portfolio                                18

         Government Income Portfolio                        3

         As of February 10, 1997, the International Portfolio had not yet commenced investment operations.


Item 27.          Indemnification

                  A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the

PART C - Other Information
Page 5


officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

                  Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

                  Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger&Berman Management Incorporated ("N&B Management") provides that neither N&B Management nor any director, officer or employee of N&B Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect N&B Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of N&B Management's duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of N&B Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

PART C - Other Information
Page 6



                  Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger&Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.


                  Section 9.1 of the Administration Agreement between the Registrant and N&B Management provides that N&B Management will not be liable to the Registrant for any action taken or omitted to be taken by N&B Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the
Administrator in respect of any matter arising in connection with the Administration Agreement. N&B Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which N&B Management believes to be genuine and to have been signed by the proper person or persons, and N&B Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify N&B Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by N&B Management that result from: (i) any claim, action, suit or proceeding in connection with N&B Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by N&B
Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of N&B Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such
Portfolio; provided, that N&B Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of N&B Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that N&B Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from:

PART C - Other Information
Page 7


(i) N&B Management's failure to comply with the terms of the Agreement; or (ii) N&B Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of N&B Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than N&B Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of N&B Management, any affiliated person of N&B Management, or any affiliated person of an affiliated person of N&B Management.

                  Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.          Business and Other Connections of Adviser and Sub-
                  Adviser

                  There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each partner of the Sub-Adviser is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

PART C - Other Information
Page 8




            NAME                          BUSINESS AND OTHER CONNECTIONS



Claudia A. Brandon                         Secretary, Neuberger&Berman
Vice President, N&B                        Advisers Management Trust (Delaware
Management                                 business trust); Secretary,
                                           Advisers Managers Trust; Secretary,
                                           Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Secretary,
                                           Neuberger&Berman Income Funds;
                                           Secretary, Neuberger&Berman Income
                                           Trust; Secretary, Neuberger&Berman
                                           Equity Funds; Secretary,
                                           Neuberger&Berman Equity Trust;
                                           Secretary, Income Managers Trust;
                                           Secretary, Equity Managers Trust;
                                           Secretary, Global Managers Trust;
                                           Secretary, Neuberger&Berman Equity
                                           Assets.

Stacy Cooper-Shugrue                       Assistant Secretary,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business
                                           trust); Assistant Secretary,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust) (1);
                                           Assistant Secretary,
                                           Neuberger&Berman Income Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Income Trust;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Funds;
                                           Assistant Secretary, Neuberger &
                                           Berman Equity Trust;  Assistant
                                           Secretary,  Income  Managers Trust;
                                           Assistant Secretary, Equity
                                           Managers Trust; Assistant Secretary,
                                           Global Managers Trust;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Assets.


Barbara DiGiorgio                          Assistant Secretary,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business

PART C - Other Information
Page 9



                                           trust); Assistant Treasurer,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman Income
                                           Funds; Assistant Treasurer,
                                           Neuberger&Berman Income Trust;
                                           Assistant  Treasurer,
                                           Neuberger&Berman Equity Funds;
                                           Assistant Treasurer, Neuberger &
                                           Berman Equity Trust; Assistant
                                           Treasurer, Income Managers Trust;
                                           Assistant Treasurer, Equity Managers
                                           Trust; Assistant Treasurer, Global
                                           Managers Trust; Assistant Treasurer,
                                           Neuberger&Berman Equity Assets.

Stanley Egener                             Chairman of the Board and Trustee,
President and Director,                    Neuberger&Berman Advisers
N&B Management;                            Management Trust (Delaware business
Principal,                                 trust); Chairman of the Board and
Neuberger&Berman,  LLC                     Trustee, Advisers Managers Trust;
                                           Chairman of the Board and Trustee,
                                           Neuberger&Berman Advisers Management
                                           Trust (Massachusetts business trust)
                                           (1); Chairman of the Board and
                                           Trustee, Neuberger&Berman Income
                                           Funds; Chairman of the Board and
                                           Trustee, Neuberger&Berman Income
                                           Trust; Chairman of the Board and
                                           Trustee,  Neuberger&Berman Equity
                                           Funds; Chairman of the Board and
                                           Trustee, Neuberger&Berman Equity
                                           Trust; Chairman of the Board and
                                           Trustee, Income Managers Trust;
                                           Chairman of the Board and Trustee,
                                           Equity Managers Trust; Chairman of
                                           the Board and Trustee, Global
                                           Managers Trust; Chairman of the Board
                                           and Trustee, Neuberger&Berman Equity
                                           Assets.


Theodore P. Giuliano                       President and Trustee,
Vice President and                         Neuberger&Berman Income Funds;
Director, N&B                              President and Trustee,
Management; Principal,                     Neuberger&Berman Income Trust;
Neuberger&Berman, LLC                      President and Trustee, Income
                                           Managers Trust.

PART C - Other Information
Page 10


             NAME                          BUSINESS AND OTHER CONNECTIONS



C. Carl Randolph                           Assistant Secretary,
Principal,                                 Neuberger&Berman Advisers
Neuberger&Berman, LLC                      Management Trust (Delaware business
                                           trust); Assistant Secretary,
                                           Advisers Managers Trust; Assistant
                                           Secretary, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust) (1);
                                           Assistant Secretary,
                                           Neuberger&Berman Income Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Income Trust;
                                           Assistant Secretary
                                           Neuberger&Berman Equity Funds;
                                           Assistant Secretary,
                                           Neuberger&Berman Equity Trust;
                                           Assistant Secretary, Income
                                           Managers Trust; Assistant Secretary,
                                           Equity Managers Trust; Assistant
                                           Secretary, Global Managers Trust;
                                           Assistant Secretary, Neuberger &
                                           Berman Equity Assets.

Felix Rovelli                              Senior Vice President -- Senior
Vice President,                            Equity Portfolio  Manager,  BNP N&B
N&B Management                             Global Asset Management L.P. (joint
                                           venture of Neuberger&Berman and
                                           Banque Nationale de Paris) (2).

Richard Russell                            Treasurer, Neuberger&Berman
Vice President, N&B                        Advisers Management Trust (Delaware
Management                                 business trust); Treasurer,
                                           Advisers Managers Trust;  Treasurer,
                                           Neuberger&Berman  Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Treasurer,
                                           Neuberger&Berman Income Funds;
                                           Treasurer, Neuberger&Berman Income
                                           Trust; Treasurer, Neuberger&Berman
                                           Equity  Funds; Treasurer,
                                           Neuberger&Berman  Equity  Trust;
                                           Treasurer,  Income Managers Trust;
                                           Treasurer,  Equity Managers Trust;
                                           Treasurer,  Global Managers Trust;
                                           Treasurer, Neuberger&Berman Equity
                                           Assets.

PART C - Other Information
Page 11


Daniel J. Sullivan                         Vice President,  Neuberger&Berman
Senior Vice President,                     Advisers  Management Trust (Delaware
N&B Management                             business trust); Vice President,
                                           Advisers Managers Trust; Vice
                                           President, Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Vice President,
                                           Neuberger&Berman Income Funds; Vice
                                           President, Neuberger&Berman Income
                                           Trust; Vice President,
                                           Neuberger&Berman Equity Funds; Vice
                                           President, Neuberger&Berman Equity
                                           Trust; Vice President, Income
                                           Managers Trust; Vice President,
                                           Equity Managers Trust; Vice
                                           President, Global Managers Trust;
                                           Vice President, Neuberger&Berman
                                           Equity Assets.

Michael J. Weiner                          Vice President,  Neuberger&Berman
Senior Vice President                      Advisers Management Trust (Delaware
N&B Management                             business trust); Vice President,
                                           Advisers Managers Trust; Vice
                                           President, Neuberger&Berman Advisers
                                           Management Trust (Massachusetts
                                           business trust) (1); Vice President,
                                           Neuberger&Berman Income Funds; Vice
                                           President, Neuberger&Berman Income
                                           Trust; Vice President,
                                           Neuberger&Berman Equity Funds; Vice
                                           President, Neuberger&Berman Equity
                                           Trust; Vice President, Income
                                           Managers Trust; Vice President,
                                           Equity Managers Trust; Vice
                                           President, Global Managers Trust;
                                           Vice President, Neuberger&Berman
                                           Equity Assets.

Celeste Wischerth                          Assistant Treasurer,
Assistant Vice President,                  Neuberger&Berman Advisers
N&B Management                             Management Trust (Delaware business
                                           trust); Assistant Treasurer,
                                           Advisers Managers Trust; Assistant
                                           Treasurer, Neuberger&Berman Income
                                           Funds; Assistant Treasurer,
                                           Neuberger&Berman Income Trust;
                                           Assistant Treasurer,
                                           Neuberger&Berman Equity Funds;

PART C - Other Information
Page 12


                                           Assistant Treasurer,
                                           Neuberger&Berman Equity Trust;
                                           Assistant Treasurer, Income
                                           Managers Trust; Assistant
                                           Treasurer, Equity Managers Trust;
                                           Assistant Treasurer, Global
                                           Managers Trust; Assistant
                                           Treasurer, Neuberger&Berman Equity
                                           Assets.

Lawrence Zicklin                           President and Trustee,
Director, N&B Management;                  Neuberger&Berman Advisers
Principal,                                 Management Trust (Delaware business
Neuberger&Berman, LLC                      trust);  President and Trustee,
                                           Advisers Managers Trust; President
                                           and Trustee, Neuberger&Berman
                                           Advisers Management Trust
                                           (Massachusetts business trust)(1);
                                           President and  Trustee,
                                           Neuberger&Berman  Equity Funds;
                                           President and Trustee,
                                           Neuberger&Berman Equity Trust;
                                           President and Trustee, Equity
                                           Managers Trust; President,  Global
                                           Managers Trust: President and
                                           Trustee, Neuberger&Berman Equity
                                           Assets.

                  The principal address of N&B Management, Neuberger&Berman, LLC and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


(1)               Until April 30, 1995.
(2)               Until October 31, 1995.

Item 29.          Principal Underwriters

         (a) Neuberger&Berman Management Incorporated, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

PART C - Other Information
Page 13


                           Neuberger&Berman Equity Funds
                           Neuberger&Berman Equity Assets
                           Neuberger&Berman Equity Trust
                           Neuberger&Berman Income Funds
                           Neuberger&Berman Income Trust

                  Neuberger&Berman   Management   Incorporated   is   also   the
investment adviser to the master funds in which each of the above-named investment companies invest.

         (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.



                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                WITH REGISTRANT

Claudia A. Brandon      Vice President                  Secretary

Patrick T. Byrne        Vice President                  None

Richard A. Cantor       Chairman of the Board and       None
                        Director

Robert Conti            Treasurer                       None

Stacy Cooper-Shugrue    Assistant Vice President        Assistant Secretary

William Cunningham      Vice President                  None

Barbara DiGiorgio       Assistant Vice President        Assistant Treasurer

Roberta D'Orio          Assistant Vice President        None

Stanley Egener          President and Director          Chairman of the Board
                                                        of Trustees (Chief
                                                        Executive Officer)

Joseph G. Galli         Assistant Vice President        None

Robert I. Gendelman     Assistant Vice President        None

Mark R. Goldstein       Vice President                  None

Theodore P. Giuliano    Vice President and Director     None

PART C - Other Information
Page 14


                        POSITIONS AND OFFICES           POSITIONS AND OFFICES
NAME                    WITH UNDERWRITER                WITH REGISTRANT


Leslie Holliday-Soto    Assistant Vice President        None

Jody L. Irwin           Assistant Vice President        None

Michael M. Kassen       Vice President  and Director    None

Irwin Lainoff           Director                        None

Michael Lamberti        Vice President                  None

Josephine Mahaney       Vice President                  None

Carmen G. Martinez      Assistant Vice President        None

Ellen Metzger           Vice President and              None
                        Secretary

Paul Metzger            Vice President                  None

Loraine Olavarria       Assistant Secretary             None

Janet W. Prindle        Vice President                  None

Joseph S. Quirk         Assistant Vice President        None

Kevin L. Risen          Assistant Vice President        None

Felix Rovelli           Vice President                  None

Richard Russell         Vice President                  Treasurer (Principal
                                                        Accounting Officer)

Kent C. Simons          Vice President                  None

Frederick B. Soule      Vice President                  None

Daniel J. Sullivan      Senior Vice President           Vice President

Peter E. Sundman        Senior Vice President           None

Susan Switzer           Assistant Vice President        None

Andrea Trachtenberg     Vice President of Marketing     None

Judith M. Vale          Vice President                  None

PART C - Other Information
Page 15



Susan Walsh             Vice President                  None

Michael J. Weiner       Senior Vice President           Vice President
                                                        (Principal Financial
                                                        Officer)

Celeste Wischerth       Assistant Vice President        Assistant Treasurer

Thomas Wolfe            Vice President                  None

KimMarie Zamot          Assistant Vice President        None

Lawrence Zicklin        Director                        Trustee and President



         (c) No commissions or compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.          Location of Accounts and Records

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and Bylaws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

         All accounts,  books and other  documents  required to be maintained by
Section 31 (a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder with respect to the Advisers Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Advisers Managers Trust's Trust Instrument and Bylaws, minutes of meetings of the Advisers Managers Trust's Trustees and shareholders and the Advisers Managers Trust's policies and contracts, which are maintained at the offices of the Advisers Managers Trust, 605 Third Avenue, New York, New York 10158.

PART C - Other Information
Page 16

Item 31.          Management Services

                  Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item  32.         Undertakings

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

                                                    SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 26th day of March, 1997.

                                                 NEUBERGER & BERMAN
                                                 ADVISERS MANAGEMENT TRUST



                                            By:  /s/ Lawrence Zicklin
                                                 Lawrence Zicklin
                                                 President, Trustee and
                                                 Principal Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/s/ Stanley Egener         Chairman and Trustee      March 26, 1997
Stanley Egener


/s/ Lawrence Zicklin       President and Trustee     March 26, 1997
Lawrence Zicklin       (Principal Executive Officer)


/s/ Michael J. Weiner      Vice President            March 26, 1997
Michael J. Weiner      (Principal Financial Officer)


/s/ Richard Russell        Treasurer                 March 26, 1997
Richard Russell        (Principal Accounting Officer)


/s/ Faith Colish           Trustee                   March 26, 1997
Faith Colish


/s/ Walter G. Ehlers       Trustee                   March 26, 1997
Walter G. Ehlers


/s/ Leslie A. Jacobson     Trustee                  March 26, 1997
Leslie A. Jacobson


/s/ Robert M. Porter       Trustee                   March 26, 1997
Robert M. Porter


/s/ Ruth E. Salzmann       Trustee                   March 26, 1997
Ruth E. Salzmann


/s/ Peter P. Trapp         Trustee                   March 26, 1997
Peter P. Trapp

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, ADVISERS MANAGERS TRUST certifies that the Registrant meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 22 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 25th day of March, 1997.

                                                  ADVISERS MANAGERS TRUST

                                            By:  /s/ Lawrence Zicklin
                                                 Lawrence Zicklin
                                                 President, Trustee and
                                                 Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 has been signed below by the following persons in the capacities and on the date indicated.

    Signature                    Title                   Date


/s/ Stanley Egener         Chairman and Trustee      March 26, 1997
Stanley Egener


/s/ Lawrence Zicklin       President and Trustee     March 26, 1997
Lawrence Zicklin       (Principal Executive Officer)


/s/ Michael J. Weiner      Vice President            March 26, 1997
Michael J. Weiner      (Principal Financial Officer)


/s/ Richard Russell        Treasurer                 March 26, 1997
Richard Russell        (Principal Accounting Officer)


/s/ Faith Colish           Trustee                   March 26, 1997
Faith Colish


/s/ Walter G. Ehlers       Trustee                   March 26, 1997
Walter G. Ehlers


/s/ Leslie A. Jacobson     Trustee                  March 26, 1997
Leslie A. Jacobson


/s/ Robert M. Porter       Trustee                   March 26, 1997
Robert M. Porter


/s/ Ruth E. Salzmann       Trustee                   March 26, 1997
Ruth E. Salzmann


/s/ Peter P. Trapp         Trustee                   March 26, 1997
Peter P. Trapp

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    EXHIBITS
                                      FILED
                                      WITH

                         POST-EFFECTIVE AMENDMENT NO. 22
                                     TO THE
                             REGISTRATION STATEMENT

                                       OF

                   NEUBERGER&BERMAN ADVISERS MANAGEMENT TRUST

                                INDEX TO EXHIBITS
                      (for Post-Effective Amendment No. 22)


Exhibit No.
Under Part C
of Form N-1A                   Name of Exhibit


1(a)                           Certificate of Trust of Registrant

1(b)                           Trust Instrument of Registrant

1(c) Schedule A to Trust Instrument of Registrant designating Series of Registrant

2                              By-laws of Registrant

5(a) Management Agreement Between Advisers Managers Trust and Neuberger&Berman Management Inc.

5(b) Sub-Advisory Agreement Between Neuberger&Berman Management Incorporated and Neuberger&Berman with respect to Advisers Managers Trust

5(c) Substitution Agreement among Neuberger&Berman Management Inc., Advisers Managers Trust, Neuberger&Berman, L.P. and Neuberger&Berman, LLC

6                              Distribution Agreement Between Registrant and
                               Neuberger&Berman Management Inc.

8(b) Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract

9(b) Administration Agreement Between Registrant and Neuberger&Berman Management Inc.

9(c)                           Form of Fund Participation Agreement

9(d) Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement

9(e) Reimbursement Agreement between Registrant, on behalf of the International Portfolio, and Neuberger&Berman Management Inc.

10(a)                          Consent of Dechert Price & Rhoads

11                             Consent of Independent Auditors

15                             Distribution Plan Pursuant to Rule 12b-1

17                             Financial Data Schedules